UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 15

Address of principal executive offices:	655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2025

Date of reporting period:	2/28/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM ESG High Yield Fund
Class A:
PGANX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM ESG High Yield Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
On December 4, 2024, the Board of Directors of Prudential Investment Portfolios, Inc. 15, of which the Fund is a series, approved a proposal to liquidate the Fund. The liquidation occurred on March 11, 2025.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM ESG High Yield Fund—Class A	$40	0.80%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 26,355,009
Number of fund holdings	6
Portfolio turnover rate for the period	37%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
CCC	0.4
CC	0.2
Cash/Cash Equivalents	99.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF249E2A

ADDITIONAL INFORMATION
You can request additional information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM ESG High Yield Fund

SHARE CLASS	A
NASDAQ	PGANX
CUSIP	74442J802
MF249E2A

PGIM ESG High Yield Fund
Class C:
PGAUX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM ESG High Yield Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
On December 4, 2024, the Board of Directors of Prudential Investment Portfolios, Inc. 15, of which the Fund is a series, approved a proposal to liquidate the Fund. The liquidation occurred on March 11, 2025.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM ESG High Yield Fund—Class C	$76	1.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 26,355,009
Number of fund holdings	6
Portfolio turnover rate for the period	37%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
CCC	0.4
CC	0.2
Cash/Cash Equivalents	99.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF249E2C

ADDITIONAL INFORMATION
You can request additional information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM ESG High Yield Fund

SHARE CLASS	C
NASDAQ	PGAUX
CUSIP	74442J885
MF249E2C

PGIM ESG High Yield Fund
Class Z:
PGAVX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM ESG High Yield Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
On December 4, 2024, the Board of Directors of Prudential Investment Portfolios, Inc. 15, of which the Fund is a series, approved a proposal to liquidate the Fund. The liquidation occurred on March 11, 2025.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM ESG High Yield Fund—Class Z	$27	0.54%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 26,355,009
Number of fund holdings	6
Portfolio turnover rate for the period	37%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
CCC	0.4
CC	0.2
Cash/Cash Equivalents	99.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF249E2Z

ADDITIONAL INFORMATION
You can request additional information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM ESG High Yield Fund

SHARE CLASS	Z
NASDAQ	PGAVX
CUSIP	74442J877
MF249E2Z

PGIM ESG High Yield Fund
Class R6:
PGAQX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM ESG High Yield Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
On December 4, 2024, the Board of Directors of Prudential Investment Portfolios, Inc. 15, of which the Fund is a series, approved a proposal to liquidate the Fund. The liquidation occurred on March 11, 2025.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM ESG High Yield Fund—Class R6	$21	0.41%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 26,355,009
Number of fund holdings	6
Portfolio turnover rate for the period	37%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
CCC	0.4
CC	0.2
Cash/Cash Equivalents	99.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF249E2R6

ADDITIONAL INFORMATION
You can request additional information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM ESG High Yield Fund

SHARE CLASS	R6
NASDAQ	PGAQX
CUSIP	74442J869
MF249E2R6

PGIM High Yield Fund
Class A:
PBHAX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class A	$37	0.73%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 20,100,244,433
Number of fund holdings	849
Portfolio turnover rate for the period	21%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	8.1
BBB	5.6
BB	43.1
B	25.1
CCC	12.1
CC	0.3
Not Rated	5.3
Cash/Cash Equivalents	0.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF110E2A

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	A
NASDAQ	PBHAX
CUSIP	74440Y108
MF110E2A

PGIM High Yield Fund
Class C:
PRHCX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class C	$74	1.47%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 20,100,244,433
Number of fund holdings	849
Portfolio turnover rate for the period	21%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	8.1
BBB	5.6
BB	43.1
B	25.1
CCC	12.1
CC	0.3
Not Rated	5.3
Cash/Cash Equivalents	0.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF110E2C

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	C
NASDAQ	PRHCX
CUSIP	74440Y306
MF110E2C

PGIM High Yield Fund
Class R:
JDYRX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class R shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class R	$53	1.05%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 20,100,244,433
Number of fund holdings	849
Portfolio turnover rate for the period	21%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	8.1
BBB	5.6
BB	43.1
B	25.1
CCC	12.1
CC	0.3
Not Rated	5.3
Cash/Cash Equivalents	0.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF110E2R

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	R
NASDAQ	JDYRX
CUSIP	74440Y603
MF110E2R

PGIM High Yield Fund
Class Z:
PHYZX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class Z	$26	0.51%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 20,100,244,433
Number of fund holdings	849
Portfolio turnover rate for the period	21%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	8.1
BBB	5.6
BB	43.1
B	25.1
CCC	12.1
CC	0.3
Not Rated	5.3
Cash/Cash Equivalents	0.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF110E2Z

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	Z
NASDAQ	PHYZX
CUSIP	74440Y801
MF110E2Z

PGIM High Yield Fund
Class R2:
PHYEX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class R2	$46	0.91%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 20,100,244,433
Number of fund holdings	849
Portfolio turnover rate for the period	21%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	8.1
BBB	5.6
BB	43.1
B	25.1
CCC	12.1
CC	0.3
Not Rated	5.3
Cash/Cash Equivalents	0.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF110E2R2

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	R2
NASDAQ	PHYEX
CUSIP	74442J604
MF110E2R2

PGIM High Yield Fund
Class R4:
PHYGX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class R4	$33	0.66%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 20,100,244,433
Number of fund holdings	849
Portfolio turnover rate for the period	21%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	8.1
BBB	5.6
BB	43.1
B	25.1
CCC	12.1
CC	0.3
Not Rated	5.3
Cash/Cash Equivalents	0.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF110E2R4

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	R4
NASDAQ	PHYGX
CUSIP	74442J703
MF110E2R4

PGIM High Yield Fund
Class R6:
PHYQX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class R6	$19	0.38%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 20,100,244,433
Number of fund holdings	849
Portfolio turnover rate for the period	21%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	8.1
BBB	5.6
BB	43.1
B	25.1
CCC	12.1
CC	0.3
Not Rated	5.3
Cash/Cash Equivalents	0.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF110E2R6

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	R6
NASDAQ	PHYQX
CUSIP	74440Y884
MF110E2R6

PGIM Short Duration High Yield Income Fund
Class A:
HYSAX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Short Duration High Yield Income Fund
(the “Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield Income Fund— Class A	$50	1.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 5,074,146,159
Number of fund holdings	584
Portfolio turnover rate for the period	30%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	8.6
BBB	5.3
BB	47.2
B	28.3
CCC	6.2
CC	0.1
Not Rated	3.9
Cash/Cash Equivalents	0.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF216E2A

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration High Yield Income Fund

SHARE CLASS	A
NASDAQ	HYSAX
CUSIP	74442J109
MF216E2A

PGIM Short Duration High Yield Income Fund
Class C:
HYSCX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Short Duration High Yield Income Fund
(the “Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield Income Fund— Class C	$88	1.75%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 5,074,146,159
Number of fund holdings	584
Portfolio turnover rate for the period	30%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	8.6
BBB	5.3
BB	47.2
B	28.3
CCC	6.2
CC	0.1
Not Rated	3.9
Cash/Cash Equivalents	0.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF216E2C

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration High Yield Income Fund

SHARE CLASS	C
NASDAQ	HYSCX
CUSIP	74442J208
MF216E2C

PGIM Short Duration High Yield Income Fund
Class Z:
HYSZX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Short Duration High Yield Income Fund
(the “Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield Income Fund— Class Z	$38	0.75%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 5,074,146,159
Number of fund holdings	584
Portfolio turnover rate for the period	30%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	8.6
BBB	5.3
BB	47.2
B	28.3
CCC	6.2
CC	0.1
Not Rated	3.9
Cash/Cash Equivalents	0.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF216E2Z

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration High Yield Income Fund

SHARE CLASS	Z
NASDAQ	HYSZX
CUSIP	74442J307
MF216E2Z

PGIM Short Duration High Yield Income Fund
Class R6:
HYSQX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Short Duration High Yield Income Fund
(the “Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield Income Fund— Class R6	$35	0.70%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 5,074,146,159
Number of fund holdings	584
Portfolio turnover rate for the period	30%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	8.6
BBB	5.3
BB	47.2
B	28.3
CCC	6.2
CC	0.1
Not Rated	3.9
Cash/Cash Equivalents	0.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF216E2R6

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration High Yield Income Fund

SHARE CLASS	R6
NASDAQ	HYSQX
CUSIP	74442J406
MF216E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2  – Code of Ethics – Not required, as this is not an annual filing.

Item 3  – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4  – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5  – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7  – 11 (Refer to Reports below)

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 15

PGIM ESG High Yield Fund

PGIM High Yield Fund

PGIM Short Duration High Yield Income Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

FEBRUARY 28, 2025

Table of Contents	Financial Statements and Other Information	February 28, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM ESG High Yield Fund	2
PGIM High Yield Fund	16
PGIM Short Duration High Yield Income Fund	86
Notes to Financial Statements	139

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

EUR—Euro

GBP—British Pound

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

BNP—BNP Paribas S.A.

BNYM—Bank of New York Mellon

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CLO—Collateralized Loan Obligation

CVR—Contingent Value Rights

DAC—Designated Activity Company

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

GSI—Goldman Sachs International

iBoxx—Bond Market Indices

JPM—JPMorgan Chase Bank N.A.

LP—Limited Partnership

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

N/A—Not Applicable

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

T—Swap payment upon termination

TD—The Toronto-Dominion Bank

.

PGIM ESG High Yield Fund

Schedule of Investments (unaudited)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 0.6%

CORPORATE BONDS 0.6%

Media

Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A(x)	4.500%	09/15/26	125	$108,591
Sr. Unsec’d. Notes, 144A(x)	6.500	09/15/28	75	52,378

TOTAL CORPORATE BONDS (cost $177,282)				160,969

FLOATING RATE AND OTHER LOANS 0.0%

Telecommunications

MLN US HoldCo LLC,
3L Term B Loan, 3 Month SOFR + 9.250%	15.750(c)	10/18/27	1	2
Initial Term Loan, 3 Month SOFR + 6.440%	12.940(c)	10/18/27	2	1,054
Initial Term Loan (Second Out (First Lien Roll-Up)), 3
Month SOFR + 5.700%	13.200(c)	10/18/27	4	11

TOTAL FLOATING RATE AND OTHER LOANS (cost $5,771)				1,067

TOTAL LONG-TERM INVESTMENTS (cost $183,053)				162,036

			Shares

SHORT-TERM INVESTMENT 99.4%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.497%) (cost $26,191,190)(wa)			26,191,190	26,191,190

TOTAL INVESTMENTS 100.0% (cost $26,374,243)				26,353,226
Other assets in excess of liabilities 0.0%				1,783

NET ASSETS 100.0%				$26,355,009

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2025.
(wa)	Represents investments in Funds affiliated with the Manager.

See Notes to Financial Statements.

PGIM ESG High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets

Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, 4.500%, 09/15/26	12/08/21	$125,450	$108,591	0.4%
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A, 6.500%, 09/15/28	12/08/21-04/17/23	46,315	52,378	0.2

Total		$171,765	$160,969	0.6%

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Corporate Bonds	$—	$160,969	$—
Floating Rate and Other Loans	—	1,067	—
Short-Term Investment
Affiliated Mutual Fund	26,191,190	—	—

Total	$26,191,190	$162,036	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2025 were as follows:

Affiliated Mutual Fund	99.4%
Media	0.6

See Notes to Financial Statements.

PGIM ESG High Yield Fund 3

PGIM ESG High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Industry Classification (continued):

Telecommunications	0.0	*%

	100.0
Other assets in excess of liabilities	0.0	*

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Fund did not hold any derivative instruments as of February 28, 2025, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging
instruments, carried at fair value	Futures	Swaps

Credit contracts	$—	$69,135
Interest rate contracts	(72,409)	112,032

Total	$(72,409)	$181,167

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for
as hedging instruments,
carried at fair value	Futures	Swaps

Credit contracts	$—	$(24,719)
Interest rate contracts	6,856	(54,870)

Total	$6,856	$(79,589)

See Notes to Financial Statements.

PGIM ESG High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

For the six months ended February 28, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$1,062,904
Credit Default Swap Agreements - Sell Protection (1)	601,667
Total Return Swap Agreements (1)	1,931,333

*	Average volume is based on average quarter end balances for the six months ended February 28, 2025.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM ESG High Yield Fund 5

PGIM ESG High Yield Fund

Statement of Assets & Liabilities (unaudited)

as of February 28, 2025

Assets

Investments at value:
Affiliated investments (cost $26,191,190)	$26,191,190
Unaffiliated investments (cost $183,053)	162,036
Receivable for investments sold	108,522
Dividends and interest receivable	7,222
Due from Manager	3,865
Prepaid expenses and other assets	17,493

Total Assets	26,490,328

Liabilities

Dividends payable	97,019
Custodian and accounting fees payable	16,122
Fund data services payable	6,313
Audit fee payable	5,506
Accrued expenses and other liabilities	4,855
Registration fees payable	2,700
Shareholders’ reports fee payable	2,217
Affiliated transfer agent fee payable	275
Directors’ fees payable	260
Distribution fee payable	52

Total Liabilities	135,319

Net Assets	$26,355,009

Net assets were comprised of:
Common stock, at par	$29,547
Paid-in capital in excess of par	28,904,454
Total distributable earnings (loss)	(2,578,992)

Net assets, February 28, 2025	$26,355,009

See Notes to Financial Statements.

PGIM ESG High Yield Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of February 28, 2025

Class A

Net asset value and redemption price per share, ($217,095 ÷ 24,314 shares of common stock issued and outstanding)	$8.93
Maximum sales charge (3.25% of offering price)	0.30

Maximum offering price to public	$9.23

Class C

Net asset value, offering price and redemption price per share, ($13,792 ÷ 1,546 shares of common stock issued and outstanding)	$8.92

Class Z

Net asset value, offering price and redemption price per share, ($584,847 ÷ 65,542 shares of common stock issued and outstanding)	$8.92

Class R6

Net asset value, offering price and redemption price per share, ($25,539,275 ÷ 2,863,262 shares of common stock issued and outstanding)	$8.92

See Notes to Financial Statements.

PGIM ESG High Yield Fund 7

PGIM ESG High Yield Fund

Statement of Operations (unaudited)

Six Months Ended February 28, 2025

Net Investment Income (Loss)
Income
Interest income (net of $4 foreign withholding tax)	$714,878
Affiliated dividend income	102,024
Income from securities lending, net (including affiliated income of $352)	380

Total income	817,282

Expenses
Management fee	65,493
Distribution fee(a)	345
Professional fees	25,883
Registration fees(a)	21,670
Custodian and accounting fees	20,256
Fund data services	13,904
Audit fee	5,506
Shareholders’ reports	3,709
Directors’ fees	3,616
Commitment fees	2,099
Transfer agent’s fees and expenses (including affiliated expense of $717)(a)	991
Miscellaneous	7,146

Total expenses	170,618
Less: Fee waiver and/or expense reimbursement(a)	(116,004)
Net expenses	54,614

Net investment income (loss)	762,668

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $8,863)	(635,536)
Affiliated net capital gain distributions received	527
Futures transactions	(72,409)
Swap agreement transactions	181,167
Foreign currency transactions	(464)

(526,715)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,560))	810,467
Futures	6,856
Swap agreements	(79,589)
Foreign currencies	(200)
Unfunded loan commitment	(31)

737,503

Net gain (loss) on investment and foreign currency transactions	210,788

Net Increase (Decrease) In Net Assets Resulting From Operations	$973,456

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	278	67	—	—
Registration fees	5,766	5,683	5,772	4,449
Transfer agent’s fees and expenses	417	49	433	92
Fee waiver and/or expense reimbursement	(6,826)	(5,774)	(7,957)	(95,447)

See Notes to Financial Statements.

PGIM ESG High Yield Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$762,668	$1,495,588
Net realized gain (loss) on investment and foreign currency transactions	(527,242)	(494,635)
Affiliated net capital gain distributions received	527	—
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	737,503	1,917,834

Net increase (decrease) in net assets resulting from operations	973,456	2,918,787

Dividends and Distributions
Distributions from distributable earnings
Class A	(7,494)	(8,229)
Class C	(408)	(696)
Class Z	(21,043)	(26,301)
Class R6	(907,921)	(1,625,108)

	(936,866)	(1,660,334)

Fund share transactions
Net proceeds from shares sold	74,763	395,862
Net asset value of shares issued in reinvestment of dividends and distributions	29,579	716,613
Cost of shares purchased	(68,353)	(67,346)

Net increase (decrease) in net assets from Fund share transactions	35,989	1,045,129

Total increase (decrease)	72,579	2,303,582

Net Assets:

Beginning of period	26,282,430	23,978,848

End of period	$26,355,009	$26,282,430

See Notes to Financial Statements.

PGIM ESG High Yield Fund 9

PGIM ESG High Yield Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months
	Ended						December 08, 2021(a)
	February 28,		Year Ended August 31,				through August 31,
	2025		2024		2023		2022

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.92		$8.48		$8.49		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.48	(c)	0.45		0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.07		0.50	(d)	0.07		(1.45)
Total from investment operations	0.31		0.98		0.52		(1.18)
Less Dividends and Distributions:
Dividends from net investment income	(0.30)		(0.54)		(0.53)		(0.33)
Net asset value, end of period	$8.93		$8.92		$8.48		$8.49
Total Return(e):	3.53%		11.94%		6.34%		(11.93)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$217		$237		$91		$45
Average net assets (000)	$224		$133		$35		$43
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.80	%(g)	0.81	%(h)	0.83	%(h)	0.80	%(i)
Expenses before waivers and/or expense reimbursement	6.94	%(g)	9.57%		31.62%		64.44	%(i)
Net investment income (loss)	5.44	%(g)	5.57%		5.31%		4.07	%(i)
Portfolio turnover rate(j)	37%		42%		18%		24%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(e)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

Includes certain non-recurring expenses of 0.01% and 0.03%, which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended August 31, 2024 and August 31, 2023, respectively.

(i)	Annualized, with the exception of certain non-recurring expenses.

See Notes to Financial Statements.

PGIM ESG High Yield Fund

Financial Highlights (unaudited) (continued)

(j)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM ESG High Yield Fund 11

PGIM ESG High Yield Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months
	Ended						December 08, 2021(a)
	February 28,		Year Ended August 31,				through August 31,
	2025		2024		2023		2022

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.91		$8.48		$8.48		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.42	(c)	0.38		0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.07		0.49	(d)	0.09		(1.45)
Total from investment operations	0.28		0.91		0.47		(1.23)
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.48)		(0.47)		(0.29)
Net asset value, end of period	$8.92		$8.91		$8.48		$8.48
Total Return(e):	3.17%		11.04%		5.74%		(12.48)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14		$13		$12		$11
Average net assets (000)	$14		$13		$12		$12
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	1.50	%(g)	1.52	%(h)	1.51	%(h)	1.50	%(i)
Expenses before waivers and/or expense reimbursement	87.30	%(g)	73.49%		80.49%		222.32	%(i)
Net investment income (loss)	4.74	%(g)	4.89%		4.59%		3.28	%(i)
Portfolio turnover rate(j)	37%		42%		18%		24%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(e)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

Includes certain non-recurring expenses of 0.02% and 0.01%, which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended August 31, 2024 and August 31, 2023, respectively.

(i)	Annualized, with the exception of certain non-recurring expenses.

See Notes to Financial Statements.

PGIM ESG High Yield Fund

Financial Highlights (unaudited) (continued)

(j)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM ESG High Yield Fund 13

PGIM ESG High Yield Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months
	Ended						December 08, 2021(a)
	February 28,		Year Ended August 31,				through August 31,
	2025		2024		2023		2022

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.91		$8.48		$8.49		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.51		0.46		0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.07		0.48		0.09		(1.45)
Total from investment operations	0.32		0.99		0.55		(1.16)
Less Dividends and Distributions:
Dividends from net investment income	(0.31)		(0.56)		(0.56)		(0.35)
Net asset value, end of period	$8.92		$8.91		$8.48		$8.49
Total Return(c):	3.66%		12.11%		6.62%		(11.76)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$585		$530		$284		$271
Average net assets (000)	$602		$406		$367		$176
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.54	%(e)	0.56	%(f)	0.55	%(f)	0.54	%(g)
Expenses before waivers and/or expense reimbursement	3.21	%(e)	3.93%		4.33%		16.33	%(g)
Net investment income (loss)	5.69	%(e)	5.87%		5.55%		4.52	%(g)
Portfolio turnover rate(h)	37%		42%		18%		24%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes certain non-recurring expenses of 0.02% and 0.01%, which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended August 31, 2024 and August 31, 2023, respectively.

(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM ESG High Yield Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months
	Ended						December 08, 2021(a)
	February 28,		Year Ended August 31,				through August 31,
	2025		2024		2023		2022

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.91		$8.48		$8.48		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.52		0.48		0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.07		0.48		0.07		(1.45)
Total from investment operations	0.33		1.00		0.55		(1.16)
Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.57)		(0.55)		(0.36)
Net asset value, end of period	$8.92		$8.91		$8.48		$8.48
Total Return(c):	3.73%		12.25%		6.88%		(11.78)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,539		$25,502		$23,592		$22,076
Average net assets (000)	$25,574		$24,466		$22,479		$23,304
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.41	%(e)	0.43	%(f)	0.42	%(f)	0.41	%(g)
Expenses before waivers and/or expense reimbursement	1.16	%(e)	1.31%		1.39%		1.34	%(g)
Net investment income (loss)	5.83	%(e)	5.98%		5.68%		4.35	%(g)
Portfolio turnover rate(h)	37%		42%		18%		24%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes certain non-recurring expenses of 0.02% and 0.01%, which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended August 31, 2024 and August 31, 2023, respectively.

(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM ESG High Yield Fund 15

PGIM High Yield Fund

Schedule of Investments (unaudited)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.3%

ASSET-BACKED SECURITIES 1.0%

Collateralized Loan Obligations

BlueMountain Fuji US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1AR, 144A, 3 Month SOFR +
1.262% (Cap N/A, Floor 0.000%)	5.555%(c)	10/20/30	11,245	$11,250,750
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR +
1.372% (Cap N/A, Floor 1.110%)	5.662(c)	01/22/31	4,738	4,748,949
Golub Capital Partners Static Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR +
1.230% (Cap N/A, Floor 1.230%)	5.523(c)	04/20/33	21,496	21,507,505
HPS Loan Management Ltd. (Cayman Islands),
Series 11A-17, Class AR, 144A, 3 Month SOFR +
1.282% (Cap N/A, Floor 1.020%)	5.583(c)	05/06/30	1,253	1,253,291
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR +
1.230% (Cap N/A, Floor 0.000%)	5.520(c)	10/20/31	31,032	31,096,609
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR +
1.290% (Cap N/A, Floor 1.290%)	5.592(c)	10/15/32	25,000	25,000,000
Series 2021-38A, Class A, 144A, 3 Month SOFR +
1.382% (Cap N/A, Floor 1.382%)	5.684(c)	07/17/34	9,500	9,520,900
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR +
1.062% (Cap N/A, Floor 1.062%)	5.364(c)	10/15/29	4,238	4,239,113
Saratoga Investment Corp. CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R4, 144A, 3 Month SOFR +
1.300% (Cap N/A, Floor 1.300%)	5.593(c)	04/20/33	26,125	26,184,314
Sculptor CLO Ltd. (Cayman Islands),
Series 28A, Class AR, 144A, 3 Month SOFR + 1.060%
(Cap N/A, Floor 1.060%)	5.363(c)	01/20/35	25,000	24,998,697
Sound Point CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1AR, 144A, 3 Month SOFR +
1.300% (Cap N/A, Floor 1.300%)	5.600(c)	10/26/31	26,095	26,097,620
Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month SOFR +
1.252% (Cap N/A, Floor 0.000%)	5.545(c)	04/18/31	8,461	8,464,009

TOTAL ASSET-BACKED SECURITIES
(cost $193,922,944)				194,361,757

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITY 0.2%

ROCK Trust,
Series 2024-CNTR, Class E, 144A
(cost $41,300,000)	8.819%	11/13/41	41,300	$43,878,198

CORPORATE BONDS 79.7%

Advertising 0.4%

Clear Channel Outdoor Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.125	08/15/27	37,825	36,975,001
Sr. Sec’d. Notes, 144A(a)	9.000	09/15/28	30,275	31,907,769
CMG Media Corp.,
Sec’d. Notes, 144A	8.875	06/18/29	2,900	2,422,285

				71,305,055

Aerospace & Defense 1.7%

Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	13,425	13,099,855
Sr. Unsec’d. Notes	5.805	05/01/50	18,037	17,422,326
Sr. Unsec’d. Notes	5.930	05/01/60	15,195	14,474,969
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	39,209	39,103,920
Sr. Unsec’d. Notes, 144A(a)	7.000	06/01/32	12,815	12,990,566
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	17,411	17,432,764
Sr. Unsec’d. Notes, 144A(a)	7.250	07/01/31	13,940	14,218,800
Sr. Unsec’d. Notes, 144A(a)	7.500	02/01/29	27,422	28,347,492
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27	39,876	40,050,457
Sr. Unsec’d. Notes, 144A(a)	8.750	11/15/30	29,260	31,271,625
TransDigm, Inc.,
Gtd. Notes(a)	4.625	01/15/29	15,330	14,575,374
Gtd. Notes	5.500	11/15/27	26,139	25,877,599
Sr. Sec’d. Notes, 144A(a)	6.000	01/15/33	22,465	22,249,034
Sr. Sec’d. Notes, 144A(a)	6.375	03/01/29	34,125	34,589,190
Sr. Sec’d. Notes, 144A(a)	6.625	03/01/32	12,950	13,202,466
Sr. Sec’d. Notes, 144A(a)	6.750	08/15/28	10,000	10,175,479

				349,081,916

Airlines 1.0%

American Airlines, Inc.,
Sr. Sec’d. Notes, 144A(a)	7.250	02/15/28	11,525	11,783,991

See Notes to Financial Statements.

PGIM High Yield Fund 17

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)

American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A(a)	5.500%	04/20/26	4,356	$4,334,054
Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29	47,500	47,025,000
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	34,402	33,968,778
Sr. Sec’d. Notes, 144A	4.625	04/15/29	18,674	18,003,129
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A(a)	6.375	02/01/30	31,235	28,164,437
Sr. Unsec’d. Notes, 144A(a)	7.875	05/01/27	27,065	26,786,231
Sr. Unsec’d. Notes, 144A(a)	9.500	06/01/28	27,149	27,038,707

				197,104,327

Apparel 0.4%

Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29	11,636	10,772,401
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	4.000	08/15/29	70,128	60,452,283

				71,224,684

Auto Manufacturers 0.6%

Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	3,825	3,189,276
Sr. Unsec’d. Notes	4.750	01/15/43	12,037	9,360,328
Sr. Unsec’d. Notes(a)	7.400	11/01/46	24,152	25,390,831
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.134	08/04/25	2,375	2,363,543
Sr. Unsec’d. Notes	5.125	06/16/25	1,425	1,422,969
Sr. Unsec’d. Notes	6.800	05/12/28	1,828	1,889,104
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A	8.750	12/15/31	20,620	21,553,894
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A	9.500	10/01/28	55,821	54,384,319

				119,554,264

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment 1.5%

Adient Global Holdings Ltd.,
Gtd. Notes, 144A	4.875%	08/15/26	41,847	$41,839,049
Sr. Sec’d. Notes, 144A	7.000	04/15/28	12,375	12,622,500
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.500	04/01/27	13,174	13,116,840
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	8.500	05/15/27	13,825	13,859,562
Sr. Sec’d. Notes, 144A	6.750	05/15/28	2,473	2,516,277
Sr. Sec’d. Notes, 144A(a)	6.750	02/15/30	2,300	2,347,357
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25	4,119	4,108,702
Dana, Inc.,
Sr. Unsec’d. Notes(a)	4.250	09/01/30	7,010	6,622,638
Sr. Unsec’d. Notes(a)	4.500	02/15/32	1,344	1,252,048
Sr. Unsec’d. Notes	5.375	11/15/27	10,775	10,742,162
Sr. Unsec’d. Notes	5.625	06/15/28	13,274	13,215,236
Garrett Motion Holdings, Inc./Garrett LX I Sarl,
Gtd. Notes, 144A	7.750	05/31/32	28,930	29,473,468
Phinia, Inc.,
Gtd. Notes, 144A	6.625	10/15/32	8,835	8,878,970
Sr. Sec’d. Notes, 144A	6.750	04/15/29	8,190	8,391,806
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A(a)	8.000	11/17/28	91,560	90,987,028
Titan International, Inc.,
Sr. Sec’d. Notes	7.000	04/30/28	33,777	33,486,272

				293,459,915

Banks 1.1%

Citigroup, Inc.,
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	13,910	13,946,988
Jr. Sub. Notes, Series FF	6.950(ff)	02/15/30(oo)	10,305	10,401,012
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	42,635	41,771,316
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	37,139	37,088,288
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	20,178	20,233,170
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	21,700	23,572,503
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	19,950	22,332,497
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes	6.850(ff)	02/10/30(oo)	11,020	11,232,593

See Notes to Financial Statements.

PGIM High Yield Fund 19

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A	4.198%(ff)	06/01/32	20,671	$18,679,883
Sub. Notes, 144A	4.950(ff)	06/01/42	6,100	5,027,047
Wells Fargo & Co.,
Jr. Sub. Notes	6.850(ff)	09/15/29(oo)	8,550	8,828,713

				213,114,010

Building Materials 1.8%

Builders FirstSource, Inc.,
Gtd. Notes, 144A	5.000	03/01/30	5,785	5,559,213
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A(a)	8.750	08/01/28	21,845	20,662,973
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A	6.125	01/15/29	35,523	27,494,190
EMRLD Borrower LP/Emerald Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A	6.750	07/15/31	9,300	9,500,622
Griffon Corp.,
Gtd. Notes(a)	5.750	03/01/28	16,896	16,731,642
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27	8,865	8,371,479
Masterbrand, Inc.,
Gtd. Notes, 144A(a)	7.000	07/15/32	8,595	8,749,618
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A	6.750	04/01/32	7,841	7,993,212
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A(a)	5.500	02/01/30	23,430	22,504,281
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	52,935	53,655,209
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	18,290	18,562,322
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	31,949	31,663,377
Sr. Sec’d. Notes, 144A	8.875	11/15/31	17,305	18,591,596
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A	6.500	08/15/32	18,560	18,799,381
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	16,979	14,901,621
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	53,501	49,939,302

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)

Standard Industries, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	4.750%	01/15/28	9,883	$9,657,989
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	20,632	20,434,332

				363,772,359

Chemicals 1.6%

Ashland, Inc.,
Sr. Unsec’d. Notes	6.875	05/15/43	36,370	38,049,720
Sr. Unsec’d. Notes, 144A	3.375	09/01/31	5,550	4,829,145
ASP Unifrax Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 5.850% and PIK
1.250% or Cash coupon 7.100%	7.100	09/30/29	12,861	7,569,913
Avient Corp.,
Sr. Unsec’d. Notes, 144A(a)	6.250	11/01/31	6,985	7,000,740
Celanese US Holdings LLC,
Gtd. Notes	6.580	07/15/29	8,650	8,982,032
Gtd. Notes	6.600	11/15/28	17,427	18,057,585
Gtd. Notes	6.800	11/15/30	3,325	3,504,439
Gtd. Notes(a)	6.950	11/15/33	5,175	5,525,863
Chemours Co. (The),
Gtd. Notes, 144A	8.000	01/15/33	13,170	12,975,023
Cornerstone Chemical Co. LLC,
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 10.000%	15.000	12/06/28	19,717	18,731,568
Sr. Sec’d. Notes, 144A	15.000	12/06/28	3,117	2,961,598
Sr. Sec’d. Notes, 144A	15.000	12/06/28	1,945	1,847,536
Sr. Sec’d. Notes, 144A	15.000	12/06/28	3,403	3,233,189
Methanex US Operations, Inc.,
Gtd. Notes, 144A(a)	6.250	03/15/32	13,758	13,782,189
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	5.000	05/01/25	3,600	3,592,440
Sr. Unsec’d. Notes, 144A	7.000	12/01/31	7,915	8,192,025
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A(a)	4.250	10/01/28	19,875	18,730,341
Sr. Sec’d. Notes, 144A(a)	7.250	06/15/31	20,605	20,975,589
Sr. Sec’d. Notes, 144A	9.750	11/15/28	64,325	67,791,622
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	15,652	14,889,584
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A(a)	5.000	10/30/29	24,130	22,602,088

See Notes to Financial Statements.

PGIM High Yield Fund 21

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A(a)	3.375%	03/15/30	12,150	$10,676,813
Tronox, Inc.,
Gtd. Notes, 144A(a)	4.625	03/15/29	12,146	10,859,410

				325,360,452

Coal 0.2%

Conuma Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A	13.125	05/01/28	23,300	23,591,250
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A	9.250	10/01/29	19,615	19,783,248

				43,374,498

Commercial Services 3.9%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	9,227	9,144,642
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A	7.875	02/15/31	41,460	42,766,458
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	60,573	57,445,513
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	69,427	69,869,301
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	37,658	35,869,245
Sr. Sec’d. Notes, 144A	4.625	06/01/28	37,556	35,725,145
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000	06/01/29	18,535	17,190,838
AMN Healthcare, Inc.,
Gtd. Notes, 144A(a)	4.000	04/15/29	39,902	36,441,674
Gtd. Notes, 144A	4.625	10/01/27	31,160	30,098,863
APi Group DE, Inc.,
Gtd. Notes, 144A(a)	4.125	07/15/29	2,700	2,513,245
Gtd. Notes, 144A	4.750	10/15/29	10,373	9,844,096
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A(a)	4.750	04/01/28	28,975	27,314,658
Gtd. Notes, 144A(a)	5.375	03/01/29	475	441,750
Gtd. Notes, 144A	5.750	07/15/27	7,375	7,238,079

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Avis Budget Car Rental LLC/Avis Budget Finance, Inc., (cont’d.)
Gtd. Notes, 144A	5.750%	07/15/27	619	$608,594
Belron UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.750	10/15/29	9,005	8,959,975
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A	7.500	01/15/31	14,825	15,496,191
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27	2,648	2,603,392
Gtd. Notes, 144A(a)	6.500	06/15/29	4,200	4,304,109
Carriage Services, Inc.,
Gtd. Notes, 144A	4.250	05/15/29	1,725	1,596,760
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29	18,160	18,947,400
Herc Holdings, Inc.,
Gtd. Notes, 144A(a)	6.625	06/15/29	13,430	13,627,077
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	8,750	7,573,299
Gtd. Notes, 144A	5.000	12/01/29	2,203	1,520,368
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29	102,079	99,419,349
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A	5.500	04/15/29	28,190	26,569,075
Service Corp. International,
Sr. Unsec’d. Notes(a)	3.375	08/15/30	23,135	20,787,417
Sr. Unsec’d. Notes	5.750	10/15/32	6,055	6,009,531
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
Gtd. Notes, 144A(a)	6.750	08/15/32	13,785	14,038,460
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	24,383	21,799,601
Gtd. Notes(a)	3.875	02/15/31	23,280	21,292,600
Gtd. Notes(a)	4.000	07/15/30	2,906	2,704,353
Gtd. Notes	4.875	01/15/28	59,499	58,659,080
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A	3.625	06/15/31	19,825	17,338,845
Veritiv Operating Co.,
Sr. Sec’d. Notes, 144A(a)	10.500	11/30/30	5,215	5,675,464
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A	8.500	08/15/30	10,800	11,487,763

See Notes to Financial Statements.

PGIM High Yield Fund 23

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

WEX, Inc.,
Sr. Unsec’d. Notes, 144A	6.500%	03/15/33	8,050	$8,048,871
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/15/29	8,190	8,348,991

				779,320,072

Computers 0.8%

Amentum Holdings, Inc.,
Gtd. Notes, 144A(a)	7.250	08/01/32	12,165	12,414,702
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A(a)	7.500	06/01/31	20,775	21,526,067
Gartner, Inc.,
Gtd. Notes, 144A(a)	3.625	06/15/29	8,525	8,021,693
Gtd. Notes, 144A	3.750	10/01/30	5,248	4,869,231
McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30	73,451	71,567,804
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	10,169	11,098,347
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	17,670	17,128,870
Gtd. Notes, 144A	5.125	04/15/29	23,221	22,347,424

				168,974,138

Cosmetics/Personal Care 0.1%

Perrigo Finance Unlimited Co.,
Gtd. Notes(a)	6.125	09/30/32	18,285	18,285,000

Distribution/Wholesale 0.6%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	73,161	73,234,877
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A	7.750	03/15/31	4,090	4,305,257
Sr. Sec’d. Notes, 144A	6.750	03/15/28	5,050	5,169,937

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Distribution/Wholesale (cont’d.)

Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A	8.000%	06/01/29	6,155	$6,425,071
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A	8.500	06/15/30	24,100	25,512,484

				114,647,626

Diversified Financial Services 3.9%

Azorra Finance Ltd.,
Gtd. Notes, 144A	7.750	04/15/30	17,065	17,296,572
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A	9.750	03/15/29	30,120	32,380,982
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A(a)	8.500	05/15/30	10,185	10,709,392
Focus Financial Partners LLC,
Sr. Sec’d. Notes, 144A(a)	6.750	09/15/31	1,287	1,297,754
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	8.375	04/01/32	4,280	4,276,131
Sr. Unsec’d. Notes, 144A(a)	9.125	05/15/31	4,315	4,483,608
Sr. Unsec’d. Notes, 144A(a)	9.250	02/01/29	10,750	11,221,161
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	8.000	02/15/27	16,325	16,888,702
Sr. Unsec’d. Notes, 144A(a)	5.875	03/15/30	6,890	6,829,713
Sr. Unsec’d. Notes, 144A	8.000	06/15/28	16,500	17,366,250
goeasy Ltd. (Canada),
Gtd. Notes, 144A(a)	6.875	05/15/30	8,720	8,862,834
Gtd. Notes, 144A	9.250	12/01/28	2,535	2,704,338
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	10,650	11,049,375
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A	6.625	10/15/31	16,400	16,403,137
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	17,375	16,593,562
LD Holdings Group LLC,
Gtd. Notes, 144A	6.125	04/01/28	18,162	15,793,768
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	13,610	14,083,750
Sr. Unsec’d. Notes, 144A	6.500	03/26/31	14,787	15,468,308
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(a)	5.125	12/15/30	55,732	52,687,865
Gtd. Notes, 144A	5.500	08/15/28	10,100	9,904,673
Gtd. Notes, 144A(a)	5.750	11/15/31	12,020	11,701,241

See Notes to Financial Statements.

PGIM High Yield Fund 25

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

Nationstar Mortgage Holdings, Inc., (cont’d.)
Gtd. Notes, 144A	6.000%	01/15/27	39,145	$39,068,347
Gtd. Notes, 144A	6.500	08/01/29	12,922	13,010,035
Navient Corp.,
Sr. Unsec’d. Notes(a)	4.875	03/15/28	28,525	27,636,245
Sr. Unsec’d. Notes	5.000	03/15/27	1,625	1,602,821
Sr. Unsec’d. Notes	5.500	03/15/29	8,060	7,755,383
Sr. Unsec’d. Notes	6.750	06/25/25	10,475	10,516,457
Sr. Unsec’d. Notes(a)	9.375	07/25/30	5,075	5,536,663
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	14,370	13,459,967
Gtd. Notes(a)	4.000	09/15/30	32,789	29,533,827
Gtd. Notes	6.625	01/15/28	3,159	3,213,793
Gtd. Notes	6.625	05/15/29	16,300	16,615,303
Gtd. Notes	7.125	03/15/26	51,653	52,705,420
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	49,570	46,565,700
Gtd. Notes, 144A	5.375	10/15/25	34,766	34,742,524
Gtd. Notes, 144A(a)	5.750	09/15/31	10,199	9,789,599
Gtd. Notes, 144A	6.875	02/15/33	15,611	15,612,760
Gtd. Notes, 144A	7.875	12/15/29	735	769,201
PHH Escrow Issuer LLC/PHH Corp.,
Sr. Unsec’d. Notes, 144A	9.875	11/01/29	19,485	18,970,447
PRA Group, Inc.,
Gtd. Notes, 144A(a)	5.000	10/01/29	1,033	964,395
Gtd. Notes, 144A	8.375	02/01/28	4,005	4,145,292
Gtd. Notes, 144A(a)	8.875	01/31/30	20,046	21,127,812
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A(a)	2.875	10/15/26	11,259	10,792,621
Gtd. Notes, 144A(a)	3.625	03/01/29	11,571	10,742,815
Gtd. Notes, 144A	3.875	03/01/31	36,133	32,376,050
Gtd. Notes, 144A(a)	4.000	10/15/33	35,390	30,634,516
SLM Corp.,
Sr. Unsec’d. Notes(a)	6.500	01/31/30	7,080	7,282,846
TrueNoord Capital DAC (Ireland),
Gtd. Notes, 144A	8.750	03/01/30	10	10,230
UWM Holdings LLC,
Gtd. Notes, 144A	6.625	02/01/30	27,165	27,396,889

				790,581,074

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric 4.0%

Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750%	03/01/31		250	$228,546
Sr. Sec’d. Notes, 144A	4.500	02/15/28		18,260	17,845,993
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		43,590	41,889,978
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		72,556	69,858,209
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		133,923	131,994,546
Edison International,
Jr. Sub. Notes(a)	8.125(ff)	06/15/53		3,365	3,321,346
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 1.000% and PIK 12.000%(x)	13.000	06/01/28		10,779	8,946,734
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		32,025	32,102,255
Gtd. Notes, 144A	3.375	02/15/29		21,891	20,128,690
Gtd. Notes, 144A	3.625	02/15/31		37,384	33,373,068
Gtd. Notes, 144A(a)	3.875	02/15/32		22,128	19,736,882
Gtd. Notes, 144A	5.250	06/15/29		18,376	18,008,998
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		36,169	40,344,860
PG&E Corp.,
Jr. Sub. Notes	7.375(ff)	03/15/55		18,125	17,922,865
Sr. Sec’d. Notes(a)	5.000	07/01/28		19,175	18,677,298
Sr. Sec’d. Notes(a)	5.250	07/01/30		4,925	4,730,698
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		51,618	52,427,229
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		36,215	37,155,476
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)		28,025	30,051,229
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		30,975	29,531,805
Gtd. Notes, 144A	5.000	07/31/27		100,108	98,975,910
Gtd. Notes, 144A(a)	5.500	09/01/26		9,690	9,684,787
Gtd. Notes, 144A	5.625	02/15/27		57,680	57,650,027

					794,587,429

Electrical Components & Equipment 0.4%

Energizer Gamma Acquisition BV,
Gtd. Notes	3.500	06/30/29	EUR	5,555	5,541,791
Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.375	03/31/29		23,672	22,158,311

See Notes to Financial Statements.

PGIM High Yield Fund 27

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electrical Components & Equipment (cont’d.)

Energizer Holdings, Inc., (cont’d.)
Gtd. Notes, 144A	4.750%	06/15/28	1,425	$1,373,060
Gtd. Notes, 144A	6.500	12/31/27	1,810	1,833,662
EnerSys,
Gtd. Notes, 144A	6.625	01/15/32	4,845	4,997,935
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	10,720	10,916,968
Gtd. Notes, 144A	6.375	03/15/33	13,710	13,832,688
Gtd. Notes, 144A	6.625	03/15/32	10,180	10,399,810
Gtd. Notes, 144A	7.250	06/15/28	19,182	19,509,010

				90,563,235

Electronics 0.0%

Sensata Technologies, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	8,175	7,242,045

Engineering & Construction 0.2%

Brand Industrial Services, Inc.,
Sr. Sec’d. Notes, 144A(a)	10.375	08/01/30	10,725	10,918,097
Brundage-Bone Concrete Pumping Holdings, Inc.,
Sr. Sec’d. Notes, 144A	7.500	02/01/32	7,540	7,664,964
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29	13,983	12,964,010
Gtd. Notes, 144A	4.125	02/15/32	8,000	7,219,209

				38,766,280

Entertainment 2.4%

Caesars Entertainment, Inc.,
Gtd. Notes, 144A(a)	4.625	10/15/29	79,990	75,568,685
Sr. Sec’d. Notes, 144A	6.500	02/15/32	18,770	19,038,509
Sr. Sec’d. Notes, 144A	7.000	02/15/30	52,667	54,261,814
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26	21,770	21,784,027
Churchill Downs, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	04/01/30	11,012	10,890,433
Cinemark USA, Inc.,
Gtd. Notes, 144A(a)	7.000	08/01/32	8,875	9,075,230

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125%	04/15/26	537	$531,630
Sr. Sec’d. Notes, 144A	5.250	01/15/29	1,336	1,314,290
Sr. Sec’d. Notes, 144A	6.250	01/15/27	5,230	5,282,300
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	32,325	31,703,456
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	16,535	16,243,900
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29	37,779	36,089,373
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.125	07/01/29	8,971	8,165,969
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	55,199	54,658,451
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.875	09/01/31	30,800	20,028,075
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	02/01/33	24,565	24,539,737
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	03/01/30	26,348	25,915,516
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29	32,036	31,172,755
Gtd. Notes, 144A	6.250	03/15/33	17,519	17,466,807
Gtd. Notes, 144A(a)	7.125	02/15/31	17,165	18,059,309

				481,790,266

Environmental Control 0.7%

GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28	9,450	8,967,294
Gtd. Notes, 144A(a)	4.375	08/15/29	43,706	41,302,170
Gtd. Notes, 144A(a)	4.750	06/15/29	6,690	6,430,294
Sr. Sec’d. Notes, 144A	6.750	01/15/31	12,435	12,895,841
Reworld Holding Corp.,
Gtd. Notes(a)	5.000	09/01/30	17,469	16,323,225
Gtd. Notes, 144A(a)	4.875	12/01/29	34,011	32,048,734

See Notes to Financial Statements.

PGIM High Yield Fund 29

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Environmental Control (cont’d.)

Waste Pro USA, Inc.,
Sr. Unsec’d. Notes, 144A	7.000%	02/01/33	10,095	$10,230,702
Wrangler Holdco Corp. (Canada),
Gtd. Notes, 144A	6.625	04/01/32	7,485	7,644,056

				135,842,316

Foods 2.0%

Albertsons Cos., Inc./Safeway Inc./New Albertsons LP/Albertsons LLC,
Sr. Unsec’d. Notes, 144A	6.250	03/15/33	13,925	14,098,654
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A(a)	3.500	03/15/29	2,719	2,515,955
Gtd. Notes, 144A	4.625	01/15/27	11,182	11,014,248
Gtd. Notes, 144A	5.875	02/15/28	22,106	22,111,743
Gtd. Notes, 144A	6.500	02/15/28	6,718	6,847,713
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27	101,650	95,778,404
Sr. Sec’d. Notes, 144A(a)	8.000	09/15/28	20,025	20,456,348
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP 26,500	32,472,824
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30	5,296	4,936,473
Gtd. Notes, 144A	4.375	01/31/32	6,655	6,106,826
Pilgrim’s Pride Corp.,
Gtd. Notes(a)	3.500	03/01/32	46,652	41,325,328
Gtd. Notes	4.250	04/15/31	27,663	26,104,801
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	41,306	38,744,132
Gtd. Notes, 144A	5.500	12/15/29	21,372	20,940,764
Gtd. Notes, 144A(a)	6.250	10/15/34	17,505	17,423,537
Gtd. Notes, 144A(a)	6.375	03/01/33	11,790	11,763,182
Sr. Sec’d. Notes, 144A(a)	6.250	02/15/32	5,015	5,058,091
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	21,316	19,459,678

				397,158,701

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Forest Products & Paper 0.1%

Magnera Corp.,
Sr. Sec’d. Notes, 144A(a)	7.250%	11/15/31	21,300	$21,400,904

Gas 0.2%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes(a)	5.500	05/20/25	4,707	4,709,824
Sr. Unsec’d. Notes	5.750	05/20/27	12,042	11,611,174
Sr. Unsec’d. Notes	5.875	08/20/26	18,319	18,274,251

				34,595,249

Healthcare-Products 0.9%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	185,002	173,320,720

Healthcare-Services 3.3%

DaVita, Inc.,
Gtd. Notes, 144A(a)	3.750	02/15/31	111,935	98,205,127
Gtd. Notes, 144A	4.625	06/01/30	102,569	95,146,086
Gtd. Notes, 144A(a)	6.875	09/01/32	19,305	19,621,999
HCA, Inc.,
Gtd. Notes	7.500	11/06/33	11,800	13,227,285
Gtd. Notes, MTN	7.580	09/15/25	7,101	7,200,053
Gtd. Notes, MTN	7.750	07/15/36	25,990	29,820,326
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	67,745	60,443,395
Sr. Sec’d. Notes, 144A(a)	8.375	02/15/32	19,700	19,985,133
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30	29,536	21,777,922
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%(a)	11.500	12/31/30	15,425	13,995,832
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	9.375	09/01/29	34,110	32,317,650
Select Medical Corp.,
Gtd. Notes, 144A	6.250	12/01/32	10,510	10,468,539
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	75,628	71,390,474
Sr. Sec’d. Notes	4.375	01/15/30	118,417	111,395,540

See Notes to Financial Statements.

PGIM High Yield Fund 31

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Tenet Healthcare Corp., (cont’d.)
Sr. Sec’d. Notes(a)	4.625%	06/15/28	9,511	$9,202,838
Sr. Unsec’d. Notes(a)	6.875	11/15/31	40,341	41,418,990

				655,617,189

Holding Companies-Diversified 0.3%

Clue Opco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31	52,594	54,194,135

Home Builders 3.9%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	21,679	20,313,444
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	27,436	25,431,461
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	11,883	11,909,368
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	43,153	43,132,726
Gtd. Notes(a)	7.250	10/15/29	76,643	77,762,830
Sr. Unsec’d. Notes, 144A(a)	7.500	03/15/31	16,350	16,380,269
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	57,021	51,604,005
Gtd. Notes, 144A(a)	6.250	09/15/27	29,693	29,628,863
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	21,994	20,179,495
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	9.750	05/01/29	19,585	20,368,400
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	6,857	6,750,946
Gtd. Notes, 144A	5.000	03/01/28	41,915	41,018,828
KB Home,
Gtd. Notes	4.000	06/15/31	21,256	19,354,511
Gtd. Notes	4.800	11/15/29	29,269	28,381,925
Gtd. Notes(a)	6.875	06/15/27	12,836	13,168,120
Landsea Homes Corp.,
Gtd. Notes, 144A(a)	8.875	04/01/29	32,540	32,380,263
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	5,017	4,612,462
Gtd. Notes	4.950	02/01/28	28,261	27,662,676
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	63,135	58,715,550

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

Mattamy Group Corp. (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A	5.250%	12/15/27	32,846	$32,230,138
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A(a)	9.250	10/01/29	15,005	15,617,650
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	38,475	37,505,515
Sr. Unsec’d. Notes	4.750	04/01/29	19,834	18,800,965
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	8.750	02/15/29	22,693	23,956,505
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	15,444	15,444,240
Gtd. Notes, 144A	5.875	06/15/27	31,369	31,690,022
Sr. Unsec’d. Notes, 144A(a)	5.125	08/01/30	27,639	26,844,524
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	6,603	6,508,373
Gtd. Notes	5.700	06/15/28	34,272	34,036,137

				791,390,211

Household Products/Wares 0.5%

ACCO Brands Corp.,
Gtd. Notes, 144A(a)	4.250	03/15/29	45,205	41,644,614
Kronos Acquisition Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A(a)	8.250	06/30/31	10,510	9,905,675
Sr. Unsec’d. Notes, 144A	10.750	06/30/32	49,183	42,297,380
Spectrum Brands, Inc.,
Gtd. Notes, 144A	3.875	03/15/31	7,000	6,009,192

				99,856,861

Housewares 0.9%

Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	13,275	13,237,919
Sr. Unsec’d. Notes(a)	6.625	05/15/32	23,524	23,401,863
Sr. Unsec’d. Notes(a)	7.000	04/01/46	15,750	14,233,920
Scotts Miracle-Gro Co. (The),
Gtd. Notes(a)	4.000	04/01/31	58,993	52,549,114
Gtd. Notes	4.375	02/01/32	39,275	35,108,700

See Notes to Financial Statements.

PGIM High Yield Fund 33

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Housewares (cont’d.)

SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A	6.500%	10/01/29	84,380	$50,013,030

				188,544,546

Insurance 0.8%

Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500	11/06/30	23,485	24,253,191
Sr. Unsec’d. Notes, 144A	6.000	08/01/29	1,500	1,458,628
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	50,094	51,936,552
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	15,790	16,566,091
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	22,200	21,147,345
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/29	19,845	20,072,714
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A	5.875	04/15/29	24,566	24,010,710

				159,445,231

Internet 0.7%

Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	47,650	45,187,632
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	29,753	27,640,099
Gen Digital, Inc.,
Gtd. Notes, 144A	6.750	09/30/27	6,950	7,079,579
Sr. Unsec’d. Notes, 144A	6.250	04/01/33	16,680	16,697,068
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A(a)	3.500	03/01/29	17,687	16,396,542
Snap, Inc.,
Gtd. Notes, 144A	6.875	03/01/33	18,740	18,972,148

				131,973,068

Iron/Steel 0.9%

ATI, Inc.,
Sr. Unsec’d. Notes(a)	7.250	08/15/30	7,760	8,073,127
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	47,218	47,403,165

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel (cont’d.)

Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A(a)	6.750%	04/15/30	28,560	$28,578,244
Gtd. Notes, 144A	6.875	11/01/29	19,765	19,870,623
Gtd. Notes, 144A(a)	7.000	03/15/32	16,075	16,145,110
Gtd. Notes, 144A(a)	7.375	05/01/33	13,460	13,535,125
Sr. Unsec’d. Notes, 144A	7.500	09/15/31	25,380	25,771,954
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A(a)	9.250	10/01/28	29,874	30,821,006

				190,198,354

Leisure Time 3.3%

Amer Sports Co. (Finland),
Sr. Sec’d. Notes, 144A(a)	6.750	02/16/31	34,497	35,445,667
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	96,396	96,636,990
Gtd. Notes, 144A	6.000	05/01/29	9,009	9,031,523
Gtd. Notes, 144A	6.125	02/15/33	15,925	16,039,660
Sr. Sec’d. Notes, 144A	4.000	08/01/28	77,608	74,367,866
Life Time, Inc.,
Sr. Sec’d. Notes, 144A(a)	6.000	11/15/31	16,850	16,915,428
Lindblad Expeditions Holdings, Inc.,
Sr. Sec’d. Notes, 144A	9.000	05/15/28	39,075	40,827,155
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A(a)	6.750	02/15/27	5,350	5,365,718
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	12,683	12,687,946
Sr. Sec’d. Notes, 144A	5.875	02/15/27	16,311	16,356,508
Sr. Sec’d. Notes, 144A(a)	8.125	01/15/29	13,025	13,757,005
Sr. Unsec’d. Notes, 144A(a)	6.250	03/01/30	19,655	19,673,427
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	20,980	21,452,050
Sr. Unsec’d. Notes, 144A(a)	7.750	02/15/29	35,280	37,349,172
NCL Finance Ltd.,
Gtd. Notes, 144A	6.125	03/15/28	24,269	24,481,354
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	18,650	18,682,264
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	41,286	41,499,036
Sr. Unsec’d. Notes, 144A	5.625	09/30/31	22,080	21,859,200
Sr. Unsec’d. Notes, 144A	6.000	02/01/33	1,413	1,424,403

See Notes to Financial Statements.

PGIM High Yield Fund 35

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time (cont’d.)

Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875%	09/15/27	50,767	$50,703,541
Gtd. Notes, 144A	9.125	07/15/31	34,610	37,595,112
Sr. Unsec’d. Notes, 144A(a)	7.000	02/15/29	10,575	10,651,008
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	35,270	34,652,775
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A	5.000	02/15/28	16,450	16,079,875

				673,534,683

Lodging 1.5%

Boyd Gaming Corp.,
Gtd. Notes, 144A	4.750	06/15/31	43,390	40,844,218
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	36,540	32,369,948
Gtd. Notes, 144A	5.875	04/01/29	13,360	13,466,486
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	1,920	1,904,930
Gtd. Notes(a)	4.750	10/15/28	54,592	53,023,522
Gtd. Notes	5.500	04/15/27	44,325	44,281,144
Gtd. Notes(a)	6.125	09/15/29	15,560	15,652,897
Gtd. Notes(a)	6.500	04/15/32	44,090	44,416,144
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A(a)	5.500	10/01/27	14,965	14,731,546
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	38,710	37,596,313

				298,287,148

Machinery-Construction & Mining 0.2%

Terex Corp.,
Gtd. Notes, 144A	5.000	05/15/29	26,280	25,312,978
Gtd. Notes, 144A(a)	6.250	10/15/32	15,465	15,368,463
Vertiv Group Corp.,
Sr. Sec’d. Notes, 144A(a)	4.125	11/15/28	3,350	3,220,416

				43,901,857

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified 0.6%

Chart Industries, Inc.,
Gtd. Notes, 144A(a)	9.500%	01/01/31	15,155	$16,294,124
Sr. Sec’d. Notes, 144A	7.500	01/01/30	26,475	27,687,181
GrafTech Finance, Inc.,
Sec’d. Notes, 144A	4.625	12/23/29	39,602	27,379,459
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	35,900	38,090,511
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A	5.250	07/15/27	14,525	14,325,281

				123,776,556

Media 4.2%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(a)	4.500	05/01/32	38,795	34,166,682
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	643	575,307
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	3,317	3,091,814
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/28	28,836	28,109,646
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	14,778	14,579,628
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	1,621	1,576,521
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	22,685	22,656,863
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	27,213	19,402,618
Gtd. Notes, 144A	4.125	12/01/30	16,970	12,477,220
Gtd. Notes, 144A	5.375	02/01/28	15,756	13,523,665
Gtd. Notes, 144A	5.500	04/15/27	44,605	41,384,366
Gtd. Notes, 144A	6.500	02/01/29	960	801,465
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	115,940	62,013,652
Sr. Unsec’d. Notes, 144A	5.000	11/15/31	14,570	7,608,243
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	36,442	20,964,375
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	23,472	17,436,697
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	49,969	33,646,450
Gtd. Notes	7.375	07/01/28	29,055	21,471,651
Gtd. Notes	7.750	07/01/26	175,096	156,060,055
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	38,825	40,979,588
News Corp.,
Sr. Unsec’d. Notes, 144A	3.875	05/15/29	8,758	8,286,741

See Notes to Financial Statements.

PGIM High Yield Fund 37

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A(x)	4.500%	09/15/26	39,352	$34,186,331
Sr. Unsec’d. Notes, 144A(x)	6.500	09/15/28	67,924	47,436,025
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A	4.375	12/31/32	1,150	725,374
Sr. Sec’d. Notes, 144A(a)	8.125	02/15/33	26,970	26,713,678
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	20,732	18,720,145
Sr. Sec’d. Notes, 144A	6.625	06/01/27	75,906	76,054,087
Sr. Sec’d. Notes, 144A	8.000	08/15/28	12,640	12,855,774
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A(a)	4.500	08/15/30	5,458	4,832,622
Sr. Sec’d. Notes, 144A(a)	5.500	05/15/29	33,898	32,347,844
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A	5.000	01/15/32	42,965	37,916,612
Ziggo Bond Co. BV (Netherlands),
Gtd. Notes, 144A(a)	5.125	02/28/30	1,800	1,592,262

				854,194,001

Metal Fabricate/Hardware 0.1%

Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	10/15/29	16,098	15,313,316

Mining 1.9%

Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A(a)	8.000	10/01/30	8,950	9,341,987
Unsec’d. Notes, 144A	11.500	10/01/31	18,513	20,701,370
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A	6.250	09/01/29	35,960	35,482,811
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27	31,457	31,535,642
Gtd. Notes, 144A	8.000	03/01/33	19,789	20,160,908
Gtd. Notes, 144A	8.625	06/01/31	17,700	18,452,250
Sec’d. Notes, 144A	9.375	03/01/29	18,930	20,136,787
Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28	28,714	29,082,073
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	38,972	38,484,850
Gtd. Notes, 144A(a)	6.125	04/01/29	39,845	39,791,209

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)

New Gold, Inc. (Canada),
Gtd. Notes, 144A	7.500%	07/15/27	45,344	$45,457,360
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	3,362	3,261,099
Gtd. Notes, 144A(a)	3.875	08/15/31	6,833	6,005,257
Gtd. Notes, 144A(a)	4.750	01/30/30	40,490	38,138,012
Novelis, Inc.,
Gtd. Notes, 144A(a)	6.875	01/30/30	14,050	14,327,909
Taseko Mines Ltd. (Canada),
Sr. Sec’d. Notes, 144A(a)	8.250	05/01/30	9,335	9,660,792

				380,020,316

Miscellaneous Manufacturing 0.3%

Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	6,475	6,479,537
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	28,647	26,864,078
Sr. Unsec’d. Notes, 144A	6.375	03/15/33	7,000	7,016,425
Trinity Industries, Inc.,
Gtd. Notes, 144A	7.750	07/15/28	25,330	26,450,266

				66,810,306

Office/Business Equipment 0.1%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	3.250	02/15/29	3,240	3,033,586
Zebra Technologies Corp.,
Gtd. Notes, 144A	6.500	06/01/32	9,030	9,180,184

				12,213,770

Oil & Gas 5.2%

Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.500	10/01/29	13,879	14,312,719
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes	7.875	12/15/24(d)	104,709	130,886
Antero Resources Corp.,
Gtd. Notes, 144A	7.625	02/01/29	7,452	7,654,146

See Notes to Financial Statements.

PGIM High Yield Fund 39

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000%	11/01/27	31,374	$39,663,064
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	15,150	15,308,044
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	40,225	41,185,769
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.375	06/15/26	726	726,030
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	29,075	30,276,423
Gtd. Notes, 144A	8.625	11/01/30	13,305	13,988,078
CNX Resources Corp.,
Gtd. Notes, 144A(a)	7.250	03/01/32	12,400	12,725,867
Comstock Resources, Inc.,
Gtd. Notes, 144A(a)	5.875	01/15/30	21,175	20,167,308
Gtd. Notes, 144A(a)	6.750	03/01/29	32,042	31,482,702
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.375	01/15/33	10,620	10,414,906
Gtd. Notes, 144A(a)	7.625	04/01/32	21,545	21,550,211
Gtd. Notes, 144A	9.250	02/15/28	30,727	32,154,030
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	05/01/29	5,123	5,201,374
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A	8.500	10/01/30	9,975	10,292,006
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32	18,490	17,551,584
Gtd. Notes	5.375	03/15/30	33,496	33,296,604
Gtd. Notes, 144A	5.875	02/01/29	3,645	3,643,275
Gtd. Notes, 144A	6.750	04/15/29	3,909	3,961,732
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	28,950	28,276,439
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	13,886	13,382,792
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	26,190	24,989,468
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	45,198	45,218,477
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	19,705	18,873,074
Sr. Unsec’d. Notes, 144A	7.250	02/15/35	17,510	17,218,824
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	5,991	6,264,659
Kraken Oil & Gas Partners LLC,
Sr. Unsec’d. Notes, 144A(a)	7.625	08/15/29	4,410	4,330,046
Matador Resources Co.,
Gtd. Notes, 144A	6.500	04/15/32	20,070	20,073,011

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

MEG Energy Corp. (Canada),
Gtd. Notes, 144A(a)	5.875%	02/01/29	8,500	$8,393,750
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.500	01/15/28	29,643	28,086,743
Nabors Industries, Inc.,
Gtd. Notes, 144A	7.375	05/15/27	11,475	11,499,935
Gtd. Notes, 144A	8.875	08/15/31	18,860	16,969,062
Gtd. Notes, 144A	9.125	01/31/30	44,770	45,548,693
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.041(c)	09/30/29	6,876	6,772,540
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.335(c)	09/30/29	5,730	5,643,784
Noble Finance II LLC,
Gtd. Notes, 144A(a)	8.000	04/15/30	23,185	23,439,192
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.125	10/15/27	1,230	1,288,998
Sr. Unsec’d. Notes	7.200	04/01/28	2,400	2,523,035
Sr. Unsec’d. Notes	7.875	09/15/31	276	311,370
Sr. Unsec’d. Notes	7.950	04/15/29	8,558	9,287,086
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500	10/01/29	44,455	41,981,079
Gtd. Notes, 144A(a)	4.625	05/01/30	28,475	26,624,125
Sr. Unsec’d. Notes, 144A(a)	6.625	08/15/32	8,370	8,443,238
Permian Resources Operating LLC,
Gtd. Notes, 144A	6.250	02/01/33	11,800	11,859,941
Gtd. Notes, 144A	7.000	01/15/32	21,025	21,603,834
Gtd. Notes, 144A	8.000	04/15/27	9,400	9,630,249
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	8,275	8,233,625
Gtd. Notes, 144A	7.125	01/15/26	8,130	8,121,870
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	19,172	19,147,268
Gtd. Notes, 144A	4.750	02/15/30	3,875	3,701,569
SM Energy Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/29	9,240	9,251,224
Sr. Unsec’d. Notes, 144A(a)	7.000	08/01/32	8,055	8,066,694
Sunoco LP,
Gtd. Notes, 144A	7.000	05/01/29	12,740	13,211,915

See Notes to Financial Statements.

PGIM High Yield Fund 41

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes(a)	4.500%	05/15/29		23,108	$22,117,225
Gtd. Notes	4.500	04/30/30		29,800	28,171,270
Gtd. Notes	5.875	03/15/28		6,286	6,287,122
Transocean, Inc.,
Gtd. Notes, 144A	8.000	02/01/27		1,172	1,169,070
Gtd. Notes, 144A	8.250	05/15/29		56,545	55,767,506
Gtd. Notes, 144A	8.500	05/15/31		7,700	7,623,000
Sr. Sec’d. Notes, 144A(a)	8.750	02/15/30		1,956	2,041,575
Valaris Ltd.,
Sec’d. Notes, 144A(a)	8.375	04/30/30		11,475	11,632,781
Vital Energy, Inc.,
Gtd. Notes(a)	9.750	10/15/30		7,200	7,562,533

					1,036,326,449

Packaging & Containers 1.8%

ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%(x)	6.500	06/30/27		42,933	2,575,953
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes(x)	2.125	08/15/26	EUR	18,975	17,869,074
Sr. Sec’d. Notes(x)	2.125	08/15/26	EUR	400	377,102
Sr. Sec’d. Notes, 144A(x)	4.125	08/15/26		16,763	15,254,330
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		19,050	19,343,370
Graham Packaging Co., Inc.,
Gtd. Notes, 144A	7.125	08/15/28		15,705	15,598,147
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A	6.000	09/15/28		41,591	41,331,056
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A	10.000	12/15/28		23,298	21,540,981
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28		18,740	16,527,100
Sr. Sec’d. Notes, 144A(a)	8.625	10/01/31		20,825	18,813,396
Sr. Sec’d. Notes, 144A	9.500	11/01/28		7,750	7,451,310
Sr. Unsec’d. Notes, 144A	8.250	11/01/29		17,007	14,505,469
Sr. Unsec’d. Notes, 144A	10.500	07/15/27		35,094	33,904,981

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)

Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A	7.875%	04/15/27	25,915	$26,430,450
OI European Group BV,
Gtd. Notes, 144A(a)	4.750	02/15/30	10,400	9,548,136
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A(a)	6.625	05/13/27	980	979,016
Gtd. Notes, 144A(a)	7.250	05/15/31	9,800	9,663,223
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28	22,350	22,454,938
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A	12.750	12/31/28	63,198	69,440,449
TriMas Corp.,
Gtd. Notes, 144A	4.125	04/15/29	6,675	6,236,616

				369,845,097

Pharmaceuticals 2.0%

AdaptHealth LLC,
Gtd. Notes, 144A(a)	4.625	08/01/29	58,426	54,301,046
Gtd. Notes, 144A(a)	5.125	03/01/30	33,807	31,447,343
Gtd. Notes, 144A(a)	6.125	08/01/28	19,902	19,807,765
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	17,149	13,504,838
Gtd. Notes, 144A	5.000	02/15/29	34,581	24,206,700
Gtd. Notes, 144A	5.250	01/30/30	97,948	62,931,590
Gtd. Notes, 144A	5.250	02/15/31	18,167	11,172,705
Gtd. Notes, 144A	6.250	02/15/29	12,743	9,174,960
Gtd. Notes, 144A	7.000	01/15/28	11,113	9,001,530
Gtd. Notes, 144A	9.000	12/15/25	3,775	3,760,844
Sr. Sec’d. Notes, 144A	4.875	06/01/28	33,074	28,546,996
Sr. Sec’d. Notes, 144A	11.000	09/30/28	30,980	31,367,250
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A(a)	4.375	01/15/29	4,667	4,456,985
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	3,436	3,268,948
Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	92,256	84,089,393

See Notes to Financial Statements.

PGIM High Yield Fund 43

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK
3.500% or Cash coupon 12.000%	12.000%	05/15/29	9,852	$10,143,686

				401,182,579

Pipelines 3.3%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	30,897	30,407,952
Gtd. Notes, 144A	5.750	03/01/27	29,490	29,434,624
Gtd. Notes, 144A	5.750	01/15/28	34,678	34,721,837
Gtd. Notes, 144A	6.625	02/01/32	5,630	5,767,414
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	4,290	4,426,824
Sr. Unsec’d. Notes, 144A	7.250	07/15/32	7,890	8,244,434
DCP Midstream Operating LP,
Gtd. Notes, 144A	6.450	11/03/36	3,455	3,628,725
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	17,145	17,452,788
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A(a)	6.500	07/01/27	23,472	24,081,562
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	7,125	7,300,925
Sr. Unsec’d. Notes, 144A(a)	7.500	06/01/30	15,301	16,637,742
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	15,486	15,609,875
Gtd. Notes	7.000	08/01/27	18,055	18,120,394
Gtd. Notes, 144A	8.250	01/15/32	13,750	14,360,067
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A(a)	7.375	07/15/32	5,995	6,250,935
Sr. Unsec’d. Notes, 144A	8.875	07/15/28	7,250	7,647,648
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	1,475	1,468,708
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	19,045	17,963,016
Sr. Unsec’d. Notes, 144A	4.950	07/15/29	148	142,667
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	53,843	53,201,472
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	1,611	1,620,201
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	46,567	45,710,971

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., (cont’d.)
Gtd. Notes, 144A	6.000%	03/01/27		12,884	$12,879,001
Gtd. Notes, 144A(a)	6.000	12/31/30		10,702	10,388,767
Gtd. Notes, 144A	6.000	09/01/31		8,663	8,361,368
Sr. Unsec’d. Notes, 144A(a)	7.375	02/15/29		11,614	11,853,088
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29		19,005	17,712,737
Sr. Sec’d. Notes, 144A	4.125	08/15/31		14,185	12,931,430
Sr. Sec’d. Notes, 144A	6.250	01/15/30		9,675	9,897,112
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)		56,125	57,070,519
Sr. Sec’d. Notes, 144A(a)	7.000	01/15/30		16,130	16,354,511
Sr. Sec’d. Notes, 144A	9.500	02/01/29		74,625	82,388,925
Sr. Sec’d. Notes, 144A(a)	9.875	02/01/32		58,010	63,459,108

					667,497,347

Real Estate 1.0%

Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A	10.500(cc)	01/15/28		44,010	44,963,536
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A	7.750	09/01/30		6,225	6,544,636
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29		43,625	40,077,555
Gtd. Notes, 144A	4.375	02/01/31		20,677	18,453,244
Gtd. Notes, 144A	5.375	08/01/28		40,335	39,224,516
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29		54,871	52,754,581

					202,018,068

Real Estate Investment Trusts (REITs) 2.0%

Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		46,654	36,979,181
Gtd. Notes	9.750	06/15/25		912	912,018
Sr. Unsec’d. Notes	4.750	02/15/28		42,529	37,913,052
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	0.993	10/15/26	EUR	1,000	945,633
Gtd. Notes	3.500	03/15/31		64,211	43,976,206
Gtd. Notes	4.625	08/01/29		7,075	5,489,197

See Notes to Financial Statements.

PGIM High Yield Fund 45

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

MPT Operating Partnership LP/MPT Finance Corp., (cont’d.)
Sr. Sec’d. Notes, 144A	8.500%	02/15/32	7,525	$7,723,584
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	18,075	18,447,060
Sr. Sec’d. Notes, 144A	5.875	10/01/28	1,300	1,289,193
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes	4.750	10/15/27	3,310	3,239,463
Gtd. Notes, 144A	4.500	02/15/29	7,700	7,371,038
Gtd. Notes, 144A	6.500	04/01/32	24,460	24,773,347
SBA Communications Corp.,
Sr. Unsec’d. Notes(a)	3.125	02/01/29	13,545	12,415,374
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	3,000	2,927,997
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	6,025	5,981,997
Sr. Unsec’d. Notes, 144A	6.500	07/01/30	9,125	9,256,989
Sr. Unsec’d. Notes, 144A(a)	7.250	04/01/29	19,795	20,616,452
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	6.500	02/15/29	33,203	30,859,078
Sr. Sec’d. Notes, 144A(a)	4.750	04/15/28	15,325	14,718,885
Sr. Sec’d. Notes, 144A	10.500	02/15/28	70,497	75,273,505
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	09/01/26	4,950	4,919,913
Gtd. Notes, 144A	4.625	12/01/29	36,481	35,477,090

				401,506,252

Retail 4.7%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	103,317	94,147,616
Sr. Sec’d. Notes, 144A	3.875	01/15/28	8,583	8,234,187
Arko Corp.,
Gtd. Notes, 144A(a)	5.125	11/15/29	31,157	28,169,739
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27	21,620	21,243,516
Brinker International, Inc.,
Gtd. Notes, 144A	8.250	07/15/30	31,683	33,859,731

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	9.000%	12/01/28		35,303	$36,593,514
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	9.000	06/01/30		68,441	72,674,433
Sr. Sec’d. Notes, 144A, PIK 14.000%	9.000	06/01/31		66,530	75,603,391
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	11.000	11/30/28	EUR	7,400	8,608,726
Sr. Sec’d. Notes, 144A	12.000	11/30/28		12,149	13,625,104
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30		104,841	97,543,024
Sr. Sec’d. Notes, 144A	4.625	01/15/29		9,159	8,660,667
Foundation Building Materials, Inc.,
Gtd. Notes, 144A	6.000	03/01/29		29,281	25,866,079
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29		10,535	9,652,746
Gtd. Notes, 144A	3.875	10/01/31		46,382	40,869,083
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29		42,395	39,003,400
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29		38,586	36,771,036
Lithia Motors, Inc.,
Gtd. Notes, 144A(a)	4.375	01/15/31		700	646,528
Sr. Unsec’d. Notes, 144A	3.875	06/01/29		20,725	19,206,318
Park River Holdings, Inc.,
Gtd. Notes, 144A	5.625	02/01/29		65,827	56,207,868
Sr. Unsec’d. Notes, 144A	6.750	08/01/29		9,165	7,934,320
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29		11,755	11,217,697
Gtd. Notes, 144A	6.375	11/01/32		17,180	17,044,233
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes(a)	6.750	03/01/32		56,145	56,894,169
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		33,961	33,894,037
Sr. Unsec’d. Notes, 144A	5.000	06/01/31		38,547	35,325,692

See Notes to Financial Statements.

PGIM High Yield Fund 47

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A(a)	4.500%	03/15/29	34,770	$32,162,250
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A	6.875	10/15/28	19,835	19,812,886

				941,471,990

Software 0.2%

Camelot Finance SA,
Sr. Sec’d. Notes, 144A	4.500	11/01/26	2,981	2,929,309
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A(a)	4.875	07/01/29	34,881	32,004,819
Sr. Sec’d. Notes, 144A	3.875	07/01/28	750	703,998
SS&C Technologies, Inc.,
Gtd. Notes, 144A(a)	5.500	09/30/27	15,200	15,132,391

				50,770,517

Telecommunications 5.2%

Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	5.000	01/15/28	37,200	30,132,000
Sr. Sec’d. Notes, 144A	5.750	08/15/29	43,725	34,324,125
Sr. Sec’d. Notes, 144A	9.625	07/15/27	40,113	36,603,112
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A(a)	9.000	09/15/29	23,230	21,197,375
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A^	0.000	12/31/30	8,311	8
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30	14,848	15
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%	10.942	05/25/27	75,822	75,632,026
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500%	10.500	11/25/28	82,081	76,745,883
EchoStar Corp.,
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 6.750%	6.750	11/30/30	20,300	19,041,729
Sr. Sec’d. Notes	10.750	11/30/29	33,825	36,219,540

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Frontier Communications Holdings LLC,
Sec’d. Notes	5.875%	11/01/29		20,125	$20,145,526
Sec’d. Notes, 144A	6.000	01/15/30		42,013	42,164,547
Sec’d. Notes, 144A	6.750	05/01/29		25,500	25,830,929
Sr. Sec’d. Notes, 144A	5.000	05/01/28		76,733	75,895,093
Sr. Sec’d. Notes, 144A	5.875	10/15/27		35,328	35,338,253
Sr. Sec’d. Notes, 144A	8.750	05/15/30		1,700	1,798,329
Iliad Holding SASU (France),
Sr. Sec’d. Notes	5.625	10/15/28	EUR	2,600	2,756,986
Sr. Sec’d. Notes, 144A	7.000	10/15/28		30,864	31,300,417
Sr. Sec’d. Notes, 144A(a)	7.000	04/15/32		18,000	18,157,500
Sr. Sec’d. Notes, 144A(a)	8.500	04/15/31		10,550	11,200,091
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A	6.500	03/15/30		61,895	57,794,456
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.625	01/15/29		11,050	8,622,055
Gtd. Notes, 144A	3.750	07/15/29		10,875	8,414,274
Sec’d. Notes, 144A	3.875	10/15/30		20,900	16,434,060
Sec’d. Notes, 144A	4.000	04/15/31		12,239	9,514,610
Sec’d. Notes, 144A	4.500	04/01/30		28,670	23,715,940
Sec’d. Notes, 144A	4.875	06/15/29		20,008	17,368,275
Sec’d. Notes, 144A	10.000	10/15/32		7,150	7,154,809
Sr. Sec’d. Notes, 144A(a)	10.500	04/15/29		6,651	7,449,500
Sr. Sec’d. Notes, 144A	10.500	05/15/30		21,160	23,077,391
Sr. Sec’d. Notes, 144A	10.750	12/15/30		19,622	22,042,675
Sr. Sec’d. Notes, 144A	11.000	11/15/29		85,121	96,531,051
Lumen Technologies, Inc.,
Sr. Sec’d. Notes, 144A(a)	10.000	10/15/32		7,825	7,814,457
Sable International Finance Ltd. (Panama),
Sr. Sec’d. Notes, 144A	7.125	10/15/32		4,324	4,237,520
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28		11,526	12,340,033
Gtd. Notes	8.750	03/15/32		33,753	40,776,300
Sprint LLC,
Gtd. Notes	7.625	03/01/26		4,152	4,229,372
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	09/15/25		18,798	18,706,250
Sr. Unsec’d. Notes, 144A	7.500	05/30/31		11,300	8,472,923
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	4.750	07/15/31		2,000	1,740,340

See Notes to Financial Statements.

PGIM High Yield Fund 49

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Vmed O2 UK Financing I PLC (United Kingdom), (cont’d.)
Sr. Sec’d. Notes, 144A	7.750%	04/15/32	3,500	$3,543,330
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A	8.250	10/01/31	39,780	41,139,669
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A(a)	8.625	07/15/29	13,625	14,426,831

				1,050,029,605

Transportation 0.3%

RXO, Inc.,
Gtd. Notes, 144A	7.500	11/15/27	20,625	21,201,983
Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625	02/15/30	19,060	19,304,795
XPO, Inc.,
Gtd. Notes, 144A(a)	7.125	06/01/31	4,825	4,996,854
Gtd. Notes, 144A	7.125	02/01/32	11,700	12,144,449
Sr. Sec’d. Notes, 144A	6.250	06/01/28	6,875	6,972,027

				64,620,108

TOTAL CORPORATE BONDS (cost $16,297,240,008)				16,018,966,095

FLOATING RATE AND OTHER LOANS 6.2%

Advertising 0.0%

Terrier Media Buyer, Inc.,
Term Facility, 3 Month SOFR + 3.600%	7.929(c)	06/18/29	1,964	1,803,075

Auto Parts & Equipment 0.7%

Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.074(c)	01/15/32	32,175	32,074,453
First Brands Group LLC,
Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%	13.052(c)	03/30/28	63,711	59,410,420

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Auto Parts & Equipment (cont’d.)

Tenneco, Inc.,
Term A Loan, 1 Month SOFR + 4.850%	9.167%(c)	11/17/28	36,326	$35,644,595
Term B Loan, 3 Month SOFR + 5.000%	9.422(c)	11/17/28	4,975	4,899,684

				132,029,152

Building Materials 0.1%

Eco Material Technologies, Inc.,
Initial Term Loan, 1 Month SOFR + 3.250%	7.568(c)	02/12/32	15,478	15,478,000
Quikrete Holdings, Inc.,
Tranche B-3 Term Loan, 1 Month SOFR + 2.250%	6.560(c)	01/31/32	10,775	10,754,797

				26,232,797

Chemicals 0.7%

Consolidated Energy Finance SA (Switzerland),
2024 Incremental Term Loan, 3 Month SOFR + 4.500%	8.813(c)	11/15/30	40,603	39,182,064
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%	9.141(c)	06/28/28	16,355	15,680,194
TPC Group, Inc.,
Initial Term Loan, 3 Month SOFR + 5.750%	10.109(c)	12/16/31	8,540	8,518,650
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 10.000%^	14.308(c)	12/31/25	20,524	20,523,592
Term Loan, 3 Month SOFR + 10.000%^	14.302(c)	10/12/28	29,260	28,382,437
Venator Materials LLC,
First Out Term B Loan, 3 Month SOFR + 10.000%^	14.329(c)	07/16/26	20,636	20,636,087

				132,923,024

Commercial Services 0.1%

Catawba Nation Gaming Authority,
Term B Loan, 1 Month SOFR + 4.750%	9.125(c)	02/28/32	2,705	2,718,525
MPH Acquisition Holdings LLC,
First Out Term Loan, 1 Month SOFR + 3.750%	8.037(c)	12/31/30	15,307	15,153,683
Initial Term Loan, 1 Month SOFR + 4.600%	9.149(c)	12/31/30	14,648	12,231,222

				30,103,430

See Notes to Financial Statements.

PGIM High Yield Fund 51

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Computers 0.3%

Mcafee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%	7.309%(c)	03/01/29		33,967	$33,825,847
NCR Atleos Corp.,
Term B Loan, 3 Month SOFR + 3.750%	8.053(c)	04/16/29		15,923	15,943,237
NCR Atleos, LLC,
Term A Loan, 3 Month SOFR + 2.750%^	7.041(c)	09/27/28		8,413	8,455,443

					58,224,527

Cosmetics/Personal Care 0.1%

Rainbow Midco Ltd. (United Kingdom),
Note Purchase Facility, 6 Month EURIBOR + 7.750%^	10.403(c)	02/22/30	EUR	13,741	14,254,268
Rainbow UK Bidco Ltd. (Luxembourg),
Facility B-3 Loan, SONIA + 4.500%	8.955(c)	02/23/29	GBP	11,625	14,604,808

					28,859,076

Electric 0.0%

Heritage Power LLC,
Term Loan, 1 Month SOFR + 5.500%^	9.824(c)	07/20/28		3,992	3,932,191

Electronics 0.1%

Likewize Corp.,
Closing Date Term Loan, 3 Month SOFR + 5.750%	10.046(c)	08/15/29		17,515	17,120,760

Environmental Control 0.1%

GFL Environmental, Inc.,
Term B Loan	— (p)	03/03/32		10,375	10,356,844

Forest Products & Paper 0.0%

Magnera Corp.,
New Term Loan, 3 Month SOFR + 4.250%	8.563(c)	11/04/31		9,350	9,385,063

Holding Companies-Diversified 0.1%

Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%	8.791(c)	12/19/30		19,622	19,237,742

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Household Products/Wares 0.1%

Kronos Acquisition Holdings, Inc. (Canada),
Initial Loan 2024, 3 Month SOFR + 4.000%	8.288%(c)	07/08/31		16,509	$14,972,398

Housewares 0.1%

SWF Holdings I Corp.,
Tranche A-1 Term Loan, 1 Month SOFR + 4.500%	8.824(c)	12/18/29		4,443	4,509,999
Tranche A-2, 1 Month SOFR + 4.114%	8.438(c)	10/06/28		9,438	8,140,453

					12,650,452

Insurance 0.6%

Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	7.324(c)	11/06/30		58,190	58,131,886
2024 Term B-1 Loan, 1 Month SOFR + 2.750%	7.074(c)	02/15/27		1,899	1,898,904
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%	9.688(c)	01/20/29		33,945	32,878,142
New B-08 Term Loan, 1 Month SOFR + 3.364%	7.688(c)	12/23/26		4,525	4,521,412
New B-12 Term Loan, 1 Month SOFR + 4.250%	8.574(c)	09/19/30		22,196	22,112,302

					119,542,646

Internet 0.1%

Cablevision Lightpath LLC,
2025 Refinancing Term Loan, 2 Month SOFR + 3.000%	7.312(c)	11/30/27		6,759	6,746,705
Diamond Sports Net, LLC,
First Lien Exit Term Loan	12.000	01/02/28		15,358	13,821,899

					20,568,604

Investment Companies 0.2%
Hurricane CleanCo Ltd. (United Kingdom),

Facility A^	— (p)	10/31/29	GBP	31,100	39,120,418

Leisure Time 0.2%

International Park Holdings BV (Netherlands),
Term Loan, 6 Month EURIBOR + 5.500%^	8.862(c)	01/30/32	EUR	36,900	37,578,030

See Notes to Financial Statements.

PGIM High Yield Fund 53

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Machinery-Diversified 0.1%

Graftech Global Enterprises, Inc.,
Delayed Draw Term Loan	1.000%	12/21/29	1,091	$1,127,727
Initial Term Loan, 3 Month SOFR + 5.000%	9.337(c)	12/21/29	12,176	12,572,039

				13,699,766

Media 0.9%

Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%	9.302(c)	10/31/27	39,736	34,255,865
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.812(c)	01/18/28	100,759	98,680,949
Radiate Holdco LLC,
Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	7.688(c)	09/25/26	48,265	41,749,254
Sinclair Television Group, Inc.,
Term B-6 Loan, 2 Month SOFR + 3.300%^	7.618(c)	12/31/29	2,400	1,944,000
Term B-7 Loan, 1 Month SOFR + 4.100%	8.518(c)	12/31/30	2,600	2,034,500
Virgin Media Bristol LLC,
Facility Q Advance, 1 Month SOFR + 3.364%	7.676(c)	01/31/29	6,200	6,089,566

				184,754,134

Metal Fabricate/Hardware 0.3%

Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%^	10.829(c)	04/23/30	67,847	67,168,827

Oil & Gas 0.0%

Hilcorp Energy I LP,
Term B Loan, 2 Month SOFR + 2.000%	6.315(c)	02/11/30	9,825	9,825,000

Pharmaceuticals 0.1%

Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.250%	9.674(c)	02/01/27	28,598	28,365,809

Retail 0.1%

Great Outdoors Group LLC,
Term B-3 Loan, 1 Month SOFR + 3.250%	7.552(c)	01/23/32	10,235	10,263,614

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Software 0.2%

AthenaHealth Group, Inc.,
Initial Term Loan, 1 Month SOFR + 3.000%	7.324%(c)	02/15/29	9,593	$9,556,708
BMC Software,
2031 Replacement Dollar Term Loan, 1 Month SOFR + 3.000%	7.291(c)	07/30/31	6,150	6,126,938
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	9.688(c)	07/14/28	39,515	34,312,278

				49,995,924

Telecommunications 0.9%

Connect Finco Sarl (United Kingdom),
Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	8.824(c)	09/27/29	41,832	36,331,208
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 7.500%	11.791(c)	05/25/27	8,523	8,451,587
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	10.884(c)	04/15/29	24,898	25,155,932
Term B-2, 1 Month SOFR + 6.560%	10.884(c)	04/15/30	20,725	20,932,474
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.350%	6.788(c)	04/15/29	13,474	12,682,625
MLN US HoldCo LLC,
3L Term B Loan, 3 Month SOFR + 9.250%	15.750(c)	10/18/27	70	174
Initial Term Loan, 3 Month SOFR + 6.540%	12.033(c)	10/18/27	1,038	564,198
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 5.700%	13.200(c)	10/18/27	2,343	5,858
Viasat, Inc.,
Initial Term Loan, 1 Month SOFR + 4.500%	8.932(c)	05/30/30	7,289	6,450,677
Windstream Services LLC,
2024 Term Loan, 1 Month SOFR + 4.850%^	9.174(c)	10/01/31	6,225	6,271,687
Xplore, Inc.,
Initial Term Loan, 3 Month SOFR + 5.262%	9.552(c)	10/24/29	8,273	8,045,234
Second Out Term Loan, 3 Month SOFR + 1.762%	6.052(c)	10/24/31	33,364	26,441,348
Zegona Holdco Ltd.,
Facility B (USD), 3 Month SOFR + 4.250%^	8.545(c)	07/17/29	25,973	25,583,311

				176,916,313

TOTAL FLOATING RATE AND OTHER LOANS (cost $1,269,630,960)				1,255,629,616

See Notes to Financial Statements.

PGIM High Yield Fund 55

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS 7.0%
U.S. Treasury Notes(k)	2.500%	03/31/27	58,475	$56,761,866
U.S. Treasury Notes(k)	2.625	05/31/27	100,565	97,642,330
U.S. Treasury Notes(h)(k)	3.875	11/30/27	301,400	300,575,861
U.S. Treasury Notes(h)	4.125	01/31/27	285,000	285,623,437
U.S. Treasury Notes	4.125	11/15/27	138,050	138,567,687
U.S. Treasury Notes	4.250	12/31/25	150,000	150,087,891
U.S. Treasury Notes	4.250	12/31/26	220,000	220,928,125
U.S. Treasury Notes	4.625	06/30/26	148,000	149,069,531
U.S. Treasury Notes(h)	4.875	05/31/26	15,000	15,142,969

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,415,121,256)				1,414,399,697

			Shares

AFFILIATED EXCHANGE-TRADED FUND 0.4%

PGIM AAA CLO ETF
(cost $79,529,375)(wa)			1,552,500	79,876,125

COMMON STOCKS 2.1%

Chemicals 0.5%

Cornerstone Chemical Co.*^			1,010,075	19,191,425
TPC Group, Inc.*^			2,374,523	53,426,767
Venator Materials PLC*^(x)			82,538	33,015,200

				105,633,392

Electric Utilities 0.0%

GenOn Energy Holdings, Inc. (Class A Stock)*^			195,390	5,861,700
Keycon Power Holdings LLC*^			788,740	79

				5,861,779

Gas Utilities 0.4%

Ferrellgas Partners LP (Class B Stock)			402,445	66,533,173

Interactive Media & Services 0.2%

Diamond Sports Group, LLC*			2,401,128	45,697,068

Oil, Gas & Consumable Fuels 0.4%

Expand Energy Corp.			245,295	24,254,770

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)

Heritage Power LLC*	846,791	$46,150,109
Heritage Power LLC*	23,599	1,286,145
Heritage Power LLC*^	617,491	308,746

		71,999,770

Wireless Telecommunication Services 0.6%

Digicel International Finance Ltd. (Jamaica)*	7,820,619	52,136,156
Intelsat Emergence SA (Luxembourg)*	1,635,294	61,187,796
Stonepeak Falcon Holdings, Inc. (Canada)*	2,875,253	8,948,063
Stonepeak Falcon Holdings, Inc. (Canada), CVR*^	150,521	15

		122,272,030

TOTAL COMMON STOCKS (cost $335,161,831)		417,997,212

PREFERRED STOCKS 0.7%

Electronic Equipment, Instruments & Components 0.7%

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	133,666	133,666,000

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica)*^	509,750	5,761,143

TOTAL PREFERRED STOCKS (cost $131,444,078)		139,427,143

	Units

WARRANTS* 0.0%

Chemicals 0.0%

Ashland, Inc., expiring 03/31/29	230	—

See Notes to Financial Statements.

PGIM High Yield Fund 57

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Units	Value

WARRANTS* (Continued)

Interactive Media & Services 0.0%

Diamond Sports Group, LLC, expiring 06/30/26	4,490,907	$3,103,217

TOTAL WARRANTS (cost $0)		3,103,217

TOTAL LONG-TERM INVESTMENTS (cost $19,763,350,452)		19,567,639,060

	Shares

SHORT-TERM INVESTMENTS 8.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(wa)	460,937,692	460,937,692
PGIM Institutional Money Market Fund (7-day effective yield 4.544%)
(cost $1,143,680,813; includes $1,141,298,638 of cash collateral for securities on loan)(b)(wa)	1,144,393,788	1,143,592,712

TOTAL SHORT-TERM INVESTMENTS (cost $1,604,618,505)		1,604,530,404

TOTAL INVESTMENTS 105.3% (cost $21,367,968,957)		21,172,169,464
Liabilities in excess of other assets(z) (5.3)%		(1,071,925,031)

NET ASSETS 100.0%		$20,100,244,433

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $537,497,753 and 2.7% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,117,182,780; cash collateral of $1,141,298,638 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets

ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%, 6.500%, 06/30/27	11/06/19-12/30/24	$43,097,058	$2,575,953	0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 2.125%, 08/15/26	06/17/24	346,143	377,102	0.0
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 2.125%, 08/15/26	04/09/24-12/06/24	17,560,569	17,869,074	0.1
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A, 4.125%, 08/15/26	05/28/20-04/08/24	15,302,140	15,254,330	0.1
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 1.000% and PIK 12.000%, 13.000%, 06/01/28	08/28/24-12/01/24	8,756,653	8,946,734	0.0
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A, 4.500%, 09/15/26	09/11/20-12/19/22	38,748,582	34,186,331	0.2
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A, 6.500%, 09/15/28	11/21/22-05/04/23	33,333,400	47,436,025	0.2
Venator Materials PLC*^	12/21/23	134,882,407	33,015,200	0.2

Total		$292,026,952	$159,660,749	0.8%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM High Yield Fund 59

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Unfunded corporate bond commitment outstanding at February 28, 2025:

Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $8,465,676)^	8,595	$8,465,676	$—	$—

Unfunded loan commitment outstanding at February 28, 2025:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $6,767,600)^	6,836	$6,767,640	$40	$—
Graftech Global Enterprises, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 12/21/29 (cost $5,906,076)	5,867	6,064,992	158,916	—
SWF Holdings I Corp., Delayed Draw Term Loan, 1.000%, Maturity Date 12/19/29 (cost $5,924,465)	5,924	6,013,332	88,867	—

		$18,845,964	$247,823	$—

Futures contracts outstanding at February 28, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
2,983	2 Year U.S. Treasury Notes	Jun. 2025	$617,387,781	$2,819,950
171	5 Year Euro-Bobl	Jun. 2025	21,093,070	35,350
11,310	5 Year U.S. Treasury Notes	Jun. 2025	1,220,773,125	13,022,950
7,916	10 Year U.S. Treasury Notes	Jun. 2025	879,418,125	11,909,177
738	20 Year U.S. Treasury Bonds	Jun. 2025	87,153,188	2,463,956
699	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	86,763,375	2,805,825
3	Euro Schatz Index	Jun. 2025	333,145	(34)

				33,057,174

Short Position:
120	10 Year Euro-Bund	Jun. 2025	16,468,969	7,361

				$33,064,535

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Forward foreign currency exchange contracts outstanding at February 28, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/04/25	TD	GBP	63,500	$80,201,551	$79,875,679	$—	$(325,872)
Euro,
Expiring 03/04/25	SSB	EUR	65,582	68,684,459	68,044,317	—	(640,142)

				$148,886,010	$147,919,996	—	(966,014)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/04/25	BNYM	GBP	63,500	$79,277,629	$79,875,679	$—	$(598,050)
Expiring 04/02/25	TD	GBP	63,500	80,195,074	79,870,501	324,573	—
Euro,
Expiring 03/04/25	BNP	EUR	28,162	29,415,648	29,219,176	196,472	—
Expiring 03/04/25	JPM	EUR	37,420	39,378,696	38,825,140	553,556	—
Expiring 04/02/25	SSB	EUR	65,582	68,785,456	68,146,558	638,898	—

				$297,052,503	$295,937,054	1,713,499	(598,050)

						$1,713,499	$(1,564,064)

Credit default swap agreement outstanding at February 28, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2025(4)	Value at Trade Date	Value at February 28, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	524,110	3.091%	$39,397,574	$45,278,181	$5,880,607

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional

See Notes to Financial Statements.

PGIM High Yield Fund 61

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at February 28, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/4.390%	GSI	03/20/25	(120,950)	$556,069	$—	$556,069
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/4.390%	GSI	03/20/25	(100,000)	391,852	—	391,852
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/4.390%	JPM	03/20/25	(50,770)	(2,120,658)	—	(2,120,658)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/4.390%	BNP	06/20/25	(120,600)	2,684,828	—	2,684,828
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/4.390%	MSI	06/20/25	(27,380)	(374,546)	—	(374,546)

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Total return swap agreements outstanding at February 28, 2025 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements (cont’d.):
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/4.390%	MSI	09/20/25	(18,440)	$(272,911)	$—	$(272,911)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/4.390%	MSI	12/20/25	(12,270)	(193,402)	—	(193,402)

					$671,232	$—	$671,232

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$3,632,749	$(2,961,517)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$69,906,977

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM High Yield Fund 63

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

The following is a summary of the inputs used as of February 28, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$194,361,757	$—
Commercial Mortgage-Backed Security	—	43,878,198	—
Corporate Bonds	—	16,006,549,748	12,416,347
Floating Rate and Other Loans	—	981,779,325	273,850,291
U.S. Treasury Obligations	—	1,414,399,697	—
Affiliated Exchange-Traded Fund	79,876,125	—	—
Common Stocks	24,254,770	281,938,510	111,803,932
Preferred Stocks	—	—	139,427,143
Warrants	—	3,103,217	—
Short-Term Investments
Affiliated Mutual Funds	1,604,530,404	—	—

Total	$1,708,661,299	$18,926,010,452	$537,497,713

Other Financial Instruments*
Assets
Unfunded Corporate Bond Commitment	$—	$—	$—	**
Unfunded Loan Commitments	—	247,783	40
Futures Contracts	33,064,569	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,713,499	—
Centrally Cleared Credit Default Swap Agreement	—	5,880,607	—
OTC Total Return Swap Agreements	—	3,632,749	—

Total	$33,064,569	$11,474,638	$40

Liabilities
Futures Contracts	$(34)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(1,564,064)	—
OTC Total Return Swap Agreements	—	(2,961,517)	—

Total	$(34)	$(4,525,581)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded corporate bond commitments and unfunded loan commitments , and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts, unfunded corporate bond commitments and unfunded loan commitments are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks	Preferred Stocks

Balance as of 08/31/24	$18,836,863	$142,658,205	$290,581,091	$142,984,623
Realized gain (loss)	690,626	13,818	—	412,165
Change in unrealized appreciation (depreciation)	209,588	(773,861)	(60,844,012)	67,860
Purchase/Exchange/Issuances	12,416,324	75,984,778	7,531,321	—
Sales/Paydowns	(967,467)	(9,008,178)	—	(4,037,505)
Accrued discount/premium	8,928	620,304	—	—
Transfer into Level 3*	—	93,333,650	—	—
Transfer out of Level 3*	(18,778,515)	(28,978,425)	(125,464,468)	—

Balance as of 02/28/25	$12,416,347	$273,850,291	$111,803,932	$139,427,143

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(8,841)	$(591,585)	$(60,844,012)	$67,860

	Unfunded Corporate Bond Commitment	Unfunded Loan Commitments

Balance as of 08/31/24	$—	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	40
Purchase/Exchange/Issuances	—	—
Sales/Paydowns	—	—
Accrued discount/premium	—	—
Transfer into Level 3*	—	—
Transfer out of Level 3*	—	—

Balance as of 02/28/25	$—	$40

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$40

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

See Notes to Financial Statements.

PGIM High Yield Fund 65

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of February 28, 2025	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)
Corporate Bonds	$23	Market	Recovery Value	Recovery Rate	0.00%
Corporate Bonds	12,416,324	Market	Transaction Based	Unadjusted Price	NA
Floating Rate and Other Loans	51,832,298	Market	Comparable Bond	Yield Curve Spread Discount	150 bps - 350 bps
Floating Rate and Other Loans	39,120,418	Market	Enterprise Value	EBITDA Multiple	8.3x
Common Stocks	19,191,425	Market	Enterprise Value	EBITDA Multiple	12.2x
Common Stocks	308,746	Market	Enterprise Value	Recovery Rate	0.50%
Common Stocks	94	Market	Recovery Value	Recovery Rate	0.00%
Preferred Stocks	5,761,143	Market	Enterprise Value	Recovery Rate	11.30%
Preferred Stocks	133,666,000	Market	Transaction Based	Unadjusted Price	NA
Unfunded Corporate Bond Commitment	—	Market	Transaction Based	Unadjusted Price	NA

	$262,296,471

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of February 28, 2025, the aggregate value of these securities and/or derivatives was $275,201,282. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2025 were as follows:

Affiliated Mutual Funds (5.7% represents investments purchased with collateral from securities on loan)	8.0%
U.S. Treasury Obligations	7.0
Telecommunications	6.1
Oil & Gas	5.2
Media	5.1
Retail	4.8
Commercial Services	4.0
Electric	4.0

Home Builders	3.9%
Diversified Financial Services	3.9
Leisure Time	3.5
Pipelines	3.3
Healthcare-Services	3.3
Chemicals	2.8
Entertainment	2.4
Auto Parts & Equipment	2.2
Pharmaceuticals	2.1
Real Estate Investment Trusts (REITs)	2.0

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Industry Classification (continued):

Foods	2.0%
Building Materials	1.9
Mining	1.9
Packaging & Containers	1.8
Aerospace & Defense	1.7
Lodging	1.5
Insurance	1.4
Computers	1.1
Banks	1.1
Real Estate	1.0
Housewares	1.0
Airlines	1.0
Collateralized Loan Obligations	1.0
Iron/Steel	0.9
Healthcare-Products	0.9
Internet	0.8
Environmental Control	0.8
Machinery-Diversified	0.7
Electronic Equipment, Instruments & Components	0.7
Wireless Telecommunication Services	0.6
Auto Manufacturers	0.6
Household Products/Wares	0.6
Distribution/Wholesale	0.6
Software	0.4
Electrical Components & Equipment	0.4
Metal Fabricate/Hardware	0.4
Affiliated Exchange-Traded Fund	0.4

Holding Companies-Diversified	0.4%
Advertising	0.4
Oil, Gas & Consumable Fuels	0.4
Apparel	0.4
Gas Utilities	0.4
Miscellaneous Manufacturing	0.3
Transportation	0.3
Interactive Media & Services	0.2
Cosmetics/Personal Care	0.2
Machinery-Construction & Mining	0.2
Commercial Mortgage-Backed Security	0.2
Coal	0.2
Investment Companies	0.2
Engineering & Construction	0.2
Gas	0.2
Forest Products & Paper	0.1
Electronics	0.1
Office/Business Equipment	0.1
Electric Utilities	0.0 *

105.3
Liabilities in excess of other assets	(5.3)

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2025 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

PGIM High Yield Fund 67

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$5,880,607		—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,713,499		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,564,064
Interest rate contracts	Due from/to broker-variation margin futures	33,064,569	*	Due from/to broker-variation margin futures	34	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	3,632,749		Unrealized depreciation on OTC swap agreements	2,961,517

		$44,291,424			$4,525,615

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$16,125,319
Foreign exchange contracts	—	7,195,257	—
Interest rate contracts	(79,645,089)	—	(8,875,423)

Total	$(79,645,089)	$7,195,257	$7,249,896

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$(1,794,496)

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Foreign exchange contracts	$—	$3,107,642	$—
Interest rate contracts	39,623,700	—	15,739,542

Total	$39,623,700	$3,107,642	$13,945,046

For the six months ended February 28, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$2,547,605,416

Futures Contracts - Short Positions (1)	17,954,889

Forward Foreign Currency Exchange Contracts - Purchased (2)	157,836,948

Forward Foreign Currency Exchange Contracts - Sold (2)	316,283,787

Credit Default Swap Agreements - Sell Protection (1)	421,285,000

Total Return Swap Agreements (1)	493,225,667

*	Average volume is based on average quarter end balances for the six months ended February 28, 2025.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$1,117,182,780	$(1,117,182,780)	$—

See Notes to Financial Statements.

PGIM High Yield Fund 69

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNP	$2,881,300	$—	$2,881,300	$(2,881,300)	$—
BNYM	—	(598,050)	(598,050)	598,050	—
GSI	947,921	—	947,921	(947,921)	—
JPM	553,556	(2,120,658)	(1,567,102)	1,557,920	(9,182)
MSI	—	(840,859)	(840,859)	510,711	(330,148)
SSB	638,898	(640,142)	(1,244)	—	(1,244)
TD	324,573	(325,872)	(1,299)	—	(1,299)

	$5,346,248	$(4,525,581)	$820,667	$(1,162,540)	$(341,873)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM High Yield Fund

Statement of Assets & Liabilities (unaudited)

as of February 28, 2025

Assets

Investments at value, including securities on loan of $1,117,182,780:
Unaffiliated investments (cost $19,683,821,077)	$19,487,762,935
Affiliated investments (cost $1,684,147,880)	1,684,406,529
Cash	418,017
Foreign currency, at value (cost $1,811,567)	1,800,808
Dividends and interest receivable	287,932,985
Receivable for Fund shares sold	60,826,451
Receivable for investments sold	39,092,016
Due from broker—variation margin futures	8,626,310
Unrealized appreciation on OTC swap agreements	3,632,749
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,713,499
Due from broker—variation margin swaps	1,248,321
Unrealized appreciation on unfunded loan commitment	247,823
Prepaid expenses and other assets	361,855

Total Assets	21,578,070,298

Liabilities

Payable to broker for collateral for securities on loan	1,141,298,638
Payable for investments purchased	249,373,019
Payable for Fund shares purchased	61,793,930
Dividends payable	9,487,403
Management fee payable	5,484,188
Accrued expenses and other liabilities	5,215,438
Unrealized depreciation on OTC swap agreements	2,961,517
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,564,064
Distribution fee payable	452,234
Affiliated transfer agent fee payable	180,710
Directors’ fees payable	14,724

Total Liabilities	1,477,825,865

Net Assets	$20,100,244,433

Net assets were comprised of:
Common stock, at par	$41,491,145
Paid-in capital in excess of par	22,234,254,939
Total distributable earnings (loss)	(2,175,501,651)

Net assets, February 28, 2025	$20,100,244,433

See Notes to Financial Statements.

PGIM High Yield Fund 71

PGIM High Yield Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of February 28, 2025

Class A

Net asset value and redemption price per share, ($1,442,651,885 ÷ 298,134,508 shares of common stock issued and outstanding)	$4.84
Maximum sales charge (3.25% of offering price)	0.16

Maximum offering price to public	$5.00

Class C

Net asset value, offering price and redemption price per share, ($191,411,391 ÷ 39,607,932 shares of common stock issued and outstanding)	$4.83

Class R

Net asset value, offering price and redemption price per share, ($66,869,623 ÷ 13,827,382 shares of common stock issued and outstanding)	$4.84

Class Z

Net asset value, offering price and redemption price per share, ($8,609,605,284 ÷ 1,774,917,766 shares of common stock issued and outstanding)	$4.85

Class R2

Net asset value, offering price and redemption price per share, ($27,155,476 ÷ 5,605,702 shares of common stock issued and outstanding)	$4.84

Class R4

Net asset value, offering price and redemption price per share, ($37,075,650 ÷ 7,655,845 shares of common stock issued and outstanding)	$4.84

Class R6

Net asset value, offering price and redemption price per share, ($9,725,475,124 ÷ 2,009,365,402 shares of common stock issued and outstanding)	$4.84

See Notes to Financial Statements.

PGIM High Yield Fund

Statement of Operations (unaudited)

Six Months Ended February 28, 2025

Net Investment Income (Loss)

Income
Interest income (net of $182,970 foreign withholding tax)	$670,642,850
Unaffiliated dividend income	19,137,229
Affiliated dividend income	14,576,149
Income from securities lending, net (including affiliated income of $632,962)	666,879

Total income	705,023,107

Expenses
Management fee	35,075,662
Distribution fee(a)	3,021,755
Shareholder servicing fees(a)	32,105
Transfer agent’s fees and expenses (including affiliated expense of $397,210)(a)	6,552,050
Custodian and accounting fees	558,356
Shareholders’ reports	460,025
Registration fees(a)	219,062
Directors’ fees	128,746
Professional fees	71,897
Audit fee	25,367
Miscellaneous	143,277

Total expenses	46,288,302
Less: Fee waiver and/or expense reimbursement(a)	(198,272)
Distribution fee waiver(a)	(81,149)

Net expenses	46,008,881

Net investment income (loss)	659,014,226

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $825,939)	(494,563,998)
Affiliated net capital gain distributions received	24,361
Futures transactions	(79,645,089)
Forward currency contract transactions	7,195,257
Swap agreement transactions	7,249,896
Foreign currency transactions	(3,072,925)

(562,812,498)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(357,998))	696,946,740
Futures	39,623,700
Forward currency contracts	3,107,642
Swap agreements	13,945,046
Foreign currencies	281,368
Unfunded loan commitment	269,702

754,174,198

Net gain (loss) on investment and foreign currency transactions	191,361,700

Net Increase (Decrease) In Net Assets Resulting From Operations	$850,375,926

See Notes to Financial Statements.

PGIM High Yield Fund 73

PGIM High Yield Fund

Statement of Operations (unaudited) (continued)

Six Months Ended February 28, 2025

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6

Distribution fee	1,786,503	958,464	243,447	—	33,341	—	—
Shareholder servicing fees	—	—	—	—	13,337	18,768	—
Transfer agent’s fees and expenses	740,156	76,645	52,045	5,417,208	23,666	30,315	212,015
Registration fees	32,235	12,645	4,116	104,131	3,499	4,637	57,799
Fee waiver and/or expense reimbursement	(14,471)	(1,941)	(657)	(82,958)	(2,796)	(638)	(94,811)
Distribution fee waiver	—	—	(81,149)	—	—	—	—

See Notes to Financial Statements.

PGIM High Yield Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2025	Year Ended August 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$659,014,226	$1,213,125,316
Net realized gain (loss) on investment and foreign currency transactions	(562,836,859)	(522,588,807)
Affiliated net capital gain distributions received	24,361	—
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	754,174,198	1,368,424,723

Net increase (decrease) in net assets resulting from operations	850,375,926	2,058,961,232

Dividends and Distributions
Distributions from distributable earnings
Class A	(52,917,293)	(99,136,361)
Class C	(6,387,573)	(12,544,300)
Class R	(2,300,171)	(4,280,965)
Class Z	(313,041,035)	(598,289,069)
Class R2	(965,199)	(1,690,603)
Class R4	(1,403,742)	(2,519,969)
Class R6	(363,123,123)	(618,260,254)

	(740,138,136)	(1,336,721,521)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	3,069,451,648	6,087,264,509
Net asset value of shares issued in reinvestment of dividends and distributions	674,669,573	1,212,438,258
Cost of shares purchased	(2,944,344,450)	(6,805,845,729)

Net increase (decrease) in net assets from Fund share transactions	799,776,771	493,857,038

Total increase (decrease)	910,014,561	1,216,096,749

Net Assets:

Beginning of period	19,190,229,872	17,974,133,123

End of period	$20,100,244,433	$19,190,229,872

See Notes to Financial Statements.

PGIM High Yield Fund 75

PGIM High Yield Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28, 2025
			Year Ended August 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.81		$4.62	$4.70	$5.60	$5.36	$5.49
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.30	0.30	0.27	0.28	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.05		0.22	(0.06)	(0.83)	0.29	(0.13	)(b)
Total from investment operations	0.21		0.52	0.24	(0.56)	0.57	0.19
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.33)	(0.32)	(0.28)	(0.31)	(0.32)
Distributions from net realized gains	-		-	-	(0.06)	(0.02)	-
Total dividends and distributions	(0.18)		(0.33)	(0.32)	(0.34)	(0.33)	(0.32)
Net asset value, end of period	$4.84		$4.81	$4.62	$4.70	$5.60	$5.36
Total Return(c):	4.38%		11.75%	5.34%	(10.37)%	10.83%	3.67%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,442,652		$1,439,105	$1,389,896	$1,482,194	$1,845,347	$1,738,601
Average net assets (000)	$1,441,046		$1,390,022	$1,406,761	$1,692,604	$1,758,634	$1,639,881
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.73	%(e)	0.74%	0.75%	0.75%	0.75%	0.79%
Expenses before waivers and/or expense reimbursement	0.73	%(e)	0.74%	0.75%	0.75%	0.75%	0.79%
Net investment income (loss)	6.56	%(e)	6.44%	6.52%	5.14%	5.01%	5.96%
Portfolio turnover rate(f)	21%		42%	22%	38%	56%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

See Notes to Financial Statements.

PGIM High Yield Fund

Financial Highlights (unaudited) (continued)

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund 77

PGIM High Yield Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended February 28, 2025

			Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.81		$4.62	$4.69	$5.59	$5.35	$5.48
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.27	0.27	0.23	0.24	0.28
Net realized and unrealized gain (loss)on investment and foreign currency transactions	0.04		0.22	(0.05)	(0.83)	0.29	(0.13	)(b)
Total from investment operations	0.18		0.49	0.22	(0.60)	0.53	0.15
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.30)	(0.29)	(0.24)	(0.27)	(0.28)
Distributions from net realized gains	-		-	-	(0.06)	(0.02)	-
Total dividends and distributions	(0.16)		(0.30)	(0.29)	(0.30)	(0.29)	(0.28)
Net asset value, end of period	$4.83		$4.81	$4.62	$4.69	$5.59	$5.35
Total Return(c):	4.00%		10.72%	4.81%	(11.04)%	10.05%	2.95%

Ratios/Supplemental Data:
Net assets, end of period (000)	$191,411		$194,627	$203,122	$228,267	$285,550	$264,771
Average net assets (000)	$193,282		$195,748	$213,856	$265,453	$276,522	$240,674
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.47	%(e)	1.47%	1.47%	1.47%	1.46%	1.49%
Expenses before waivers and/or expense reimbursement	1.47	%(e)	1.47%	1.47%	1.47%	1.46%	1.49%
Net investment income (loss)	5.83	%(e)	5.71%	5.80%	4.41%	4.29%	5.27%
Portfolio turnover rate(f)	21%		42%	22%	38%	56%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended February 28, 2025

			Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.81		$4.62	$4.69	$5.59	$5.36	$5.49
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.29	0.29	0.25	0.26	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.05		0.22	(0.06)	(0.82)	0.28	(0.13	)(b)
Total from investment operations	0.20		0.51	0.23	(0.57)	0.54	0.17
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.32)	(0.30)	(0.27)	(0.29)	(0.30)
Distributions from net realized gains	-		-	-	(0.06)	(0.02)	-
Total dividends and distributions	(0.17)		(0.32)	(0.30)	(0.33)	(0.31)	(0.30)
Net asset value, end of period	$4.84		$4.81	$4.62	$4.69	$5.59	$5.36
Total Return(c):	4.21%		11.41%	5.25%	(10.67)%	10.31%	3.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$66,870		$65,101	$62,119	$65,159	$80,110	$75,437
Average net assets (000)	$65,457		$62,804	$61,679	$74,379	$75,371	$73,040
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.05	%(e)	1.05%	1.06%	1.06%	1.04%	1.10%
Expenses before waivers and/or expense reimbursement	1.30	%(e)	1.30%	1.31%	1.31%	1.29%	1.35%
Net investment income (loss)	6.25	%(e)	6.13%	6.21%	4.83%	4.71%	5.67%
Portfolio turnover rate(f)	21%		42%	22%	38%	56%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund 79

PGIM High Yield Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended February 28, 2025

			Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.82		$4.63	$4.71	$5.61	$5.37	$5.50
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.31	0.31	0.28	0.29	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.05		0.22	(0.06)	(0.82)	0.29	(0.13	)(b)
Total from investment operations	0.21		0.53	0.25	(0.54)	0.58	0.20
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.34)	(0.33)	(0.30)	(0.32)	(0.33)
Distributions from net realized gains	-		-	-	(0.06)	(0.02)	-
Total dividends and distributions	(0.18)		(0.34)	(0.33)	(0.36)	(0.34)	(0.33)
Net asset value, end of period	$4.85		$4.82	$4.63	$4.71	$5.61	$5.37
Total Return(c):	4.49%		12.00%	5.60%	(10.12)%	11.09%	3.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,609,605		$8,004,472	$8,520,420	$9,297,381	$12,845,347	$9,241,395
Average net assets (000)	$8,269,443		$8,146,187	$8,663,429	$11,828,293	$11,069,596	$6,354,707
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.51	%(e)	0.51%	0.51%	0.51%	0.50%	0.53%
Expenses before waivers and/or expense reimbursement	0.51	%(e)	0.51%	0.51%	0.51%	0.50%	0.53%
Net investment income (loss)	6.79	%(e)	6.66%	6.76%	5.37%	5.22%	6.18%
Portfolio turnover rate(f)	21%		42%	22%	38%	56%	45%

(a)	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

PGIM High Yield Fund

Financial Highlights (unaudited) (continued)

(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund 81

PGIM High Yield Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended February 28, 2025

			Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.82		$4.63	$4.70	$5.60	$5.37	$5.50
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.29	0.29	0.26	0.26	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.04		0.23	(0.05)	(0.83)	0.29	(0.13	)(b)
Total from investment operations	0.19		0.52	0.24	(0.57)	0.55	0.18
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.33)	(0.31)	(0.27)	(0.30)	(0.31)
Distributions from net realized gains	-		-	-	(0.06)	(0.02)	-
Total dividends and distributions	(0.17)		(0.33)	(0.31)	(0.33)	(0.32)	(0.31)
Net asset value, end of period	$4.84		$4.82	$4.63	$4.70	$5.60	$5.37
Total Return(c):	4.07%		11.56%	5.40%	(10.51)%	10.45%	3.55%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,155		$27,071	$23,440	$38,316	$44,289	$13,815
Average net assets (000)	$26,894		$24,360	$33,366	$43,115	$34,097	$8,936
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91	%(e)	0.91%	0.91%	0.91%	0.91%	0.91%
Expenses before waivers and/or expense reimbursement	0.93	%(e)	0.94%	0.92%	0.92%	0.91%	1.11%
Net investment income (loss)	6.39	%(e)	6.27%	6.35%	4.99%	4.77%	5.83%
Portfolio turnover rate(f)	21%		42%	22%	38%	56%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended February 28, 2025

			Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.82		$4.63	$4.70	$5.60	$5.36	$5.50
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.30	0.30	0.27	0.28	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.04		0.23	(0.05)	(0.82)	0.29	(0.14	)(b)
Total from investment operations	0.20		0.53	0.25	(0.55)	0.57	0.18
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.34)	(0.32)	(0.29)	(0.31)	(0.32)
Distributions from net realized gains	-		-	-	(0.06)	(0.02)	-
Total dividends and distributions	(0.18)		(0.34)	(0.32)	(0.35)	(0.33)	(0.32)
Net asset value, end of period	$4.84		$4.82	$4.63	$4.70	$5.60	$5.36
Total Return(c):	4.42%		11.61%	5.66%	(10.28)%	10.93%	3.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$37,076		$38,025	$32,930	$33,423	$31,793	$19,171
Average net assets (000)	$37,848		$34,955	$32,736	$34,464	$24,783	$14,759
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.66	%(e)	0.66%	0.66%	0.66%	0.66%	0.66%
Expenses before waivers and/or expense reimbursement	0.66	%(e)	0.67%	0.67%	0.69%	0.67%	0.79%
Net investment income (loss)	6.63	%(e)	6.52%	6.61%	5.27%	5.05%	6.10%
Portfolio turnover rate(f)	21%		42%	22%	38%	56%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund 83

PGIM High Yield Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended February 28, 2025

			Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.81		$4.62	$4.70	$5.60	$5.36	$5.49
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.32	0.32	0.29	0.30	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.05		0.22	(0.06)	(0.83)	0.29	(0.12	)(b)
Total from investment operations	0.22		0.54	0.26	(0.54)	0.59	0.21
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.35)	(0.34)	(0.30)	(0.33)	(0.34)
Distributions from net realized gains	-		-	-	(0.06)	(0.02)	-
Total dividends and distributions	(0.19)		(0.35)	(0.34)	(0.36)	(0.35)	(0.34)
Net asset value, end of period	$4.84		$4.81	$4.62	$4.70	$5.60	$5.36
Total Return(c):	4.56%		12.16%	5.73%	(10.03)%	11.24%	4.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,725,475		$9,421,829	$7,742,206	$7,494,727	$8,711,897	$8,146,218
Average net assets (000)	$9,461,084		$8,261,633	$7,742,669	$8,544,222	$8,959,961	$4,881,610
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.38	%(e)	0.38%	0.38%	0.38%	0.38%	0.40%
Expenses before waivers and/or expense reimbursement	0.38	%(e)	0.38%	0.38%	0.38%	0.38%	0.40%
Net investment income (loss)	6.91	%(e)	6.80%	6.89%	5.52%	5.39%	6.29%
Portfolio turnover rate(f)	21%		42%	22%	38%	56%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

See Notes to Financial Statements.

PGIM High Yield Fund

Financial Highlights (unaudited) (continued)

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund 85

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited)

as of February 28, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.5%

ASSET-BACKED SECURITIES 2.3%

Collateralized Loan Obligations

Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.052	%(c)	07/15/30	12,407	$12,425,324
Battalion CLO Ltd. (Cayman Islands),
Series 2015-09A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.664	(c)	07/15/31	17,941	17,951,627
BlueMountain Fuji US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	5.555	(c)	10/20/30	1,990	1,991,283
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 0.000%)	5.612	(c)	07/27/31	1,512	1,512,148
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.592	(c)	10/15/32	7,500	7,500,000
OFSI BSL Ltd. (Cayman Islands),
Series 2018-01A, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.492	(c)	07/15/31	15,830	15,850,388
Sound Point CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.600	(c)	10/26/31	10,248	10,248,715
Trinitas CLO Ltd. (Bermuda),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	5.983	(c)	01/20/35	30,000	30,059,544
Voya CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.440	(c)	10/20/31	17,980	17,998,939

TOTAL ASSET-BACKED SECURITIES (cost $115,304,432)					115,537,968

CORPORATE BONDS 75.6%

Advertising 0.6%

Clear Channel Outdoor Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.125		08/15/27	24,490	23,939,664
Sr. Sec’d. Notes, 144A	9.000		09/15/28	6,500	6,850,553

					30,790,217

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense 1.7%

Boeing Co. (The),
Sr. Unsec’d. Notes	2.196%	02/04/26	10,000	$9,757,806
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	26,567	26,495,800
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	7,464	7,473,330
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	2,995	3,096,081
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	4,857	4,878,249
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	568	540,040
Gtd. Notes	5.500	11/15/27	21,341	21,127,581
Sr. Sec’d. Notes, 144A(a)	6.375	03/01/29	8,910	9,031,200
Sr. Sec’d. Notes, 144A	6.750	08/15/28	4,750	4,833,353

				87,233,440

Airlines 1.1%

American Airlines, Inc.,
Sr. Sec’d. Notes, 144A	7.250	02/15/28	2,925	2,990,731
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	16,180	16,098,893
Sr. Sec’d. Notes, 144A	5.750	04/20/29	800	792,000
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	6,737	6,652,162
Sr. Sec’d. Notes, 144A	4.625	04/15/29	9,400	9,062,301
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	13,033	12,898,760
Sr. Unsec’d. Notes, 144A(a)	9.500	06/01/28	6,297	6,271,418

				54,766,265

Apparel 0.2%

Hanesbrands, Inc.,
Gtd. Notes, 144A	4.875	05/15/26	1,475	1,477,570
Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29	7,000	6,480,475

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 87

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Apparel (cont’d.)

William Carter Co. (The),
Gtd. Notes, 144A	5.625%	03/15/27	1,043	$1,040,991
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	4.000	08/15/29	1,465	1,262,871

				10,261,907

Auto Manufacturers 0.2%

PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A	9.500	10/01/28	10,375	10,107,976

Auto Parts & Equipment 1.6%

Adient Global Holdings Ltd.,
Gtd. Notes, 144A	4.875	08/15/26	3,183	3,182,395
Sr. Sec’d. Notes, 144A	7.000	04/15/28	4,095	4,176,900
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.500	04/01/27	5,040	5,018,132
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	8.500	05/15/27	14,125	14,160,312
Sr. Sec’d. Notes, 144A	6.250	05/15/26	222	222,000
Sr. Sec’d. Notes, 144A(a)	6.750	02/15/30	500	510,295
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25	4,737	4,725,158
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27	2,400	2,392,686
Sr. Unsec’d. Notes	5.625	06/15/28	7,375	7,342,351
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29	4,450	4,559,650
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	32,372	32,169,420
Titan International, Inc.,
Sr. Sec’d. Notes	7.000	04/30/28	2,300	2,280,203

				80,739,502

Banks 1.1%

Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	16,050	16,028,084
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	21,823	21,882,667
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	2,950	3,204,557

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes	7.250%	03/13/28	13,700	$14,196,625

				55,311,933

Building Materials 1.4%

Builders FirstSource, Inc.,
Gtd. Notes, 144A	5.000	03/01/30	1,490	1,431,846
Griffon Corp.,
Gtd. Notes	5.750	03/01/28	6,375	6,312,986
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27	11,045	10,430,116
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	6,770	6,862,110
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	4,600	4,558,876
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	5,600	5,472,502
Sr. Unsec’d. Notes, 144A(a)	5.000	02/15/27	36,688	36,336,504

				71,404,940

Chemicals 1.6%

Celanese US Holdings LLC,
Gtd. Notes	6.415	07/15/27	579	593,185
Gtd. Notes	6.580	07/15/29	2,250	2,336,367
Gtd. Notes	6.600	11/15/28	7,500	7,771,383
Cornerstone Chemical Co. LLC,
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 10.000%	15.000	12/06/28	2,822	2,680,853
Methanex US Operations, Inc.,
Gtd. Notes, 144A	6.250	03/15/32	1,780	1,783,130
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	9,311	8,774,752
Sr. Sec’d. Notes, 144A	7.125	10/01/27	19,989	20,246,169
Sr. Sec’d. Notes, 144A	9.750	11/15/28	14,100	14,859,881

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 89

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A	3.125%	03/15/27	18,392	$17,518,380
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A	4.875	06/15/27	4,115	4,012,846

				80,576,946

Coal 0.2%

Conuma Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A	13.125	05/01/28	6,248	6,326,100
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A	9.250	10/01/29	6,300	6,354,038

				12,680,138

Commercial Services 3.0%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	3,503	3,471,733
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	10,774	10,842,638
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	9,966	9,492,615
Sr. Sec’d. Notes, 144A	4.625	06/01/28	5,525	5,255,656
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A(a)	9.000	06/01/29	6,060	5,620,527
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	3,220	2,940,760
Gtd. Notes, 144A	4.625	10/01/27	36,219	34,985,581
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A(a)	4.750	04/01/28	1,020	961,551
Gtd. Notes, 144A	5.750	07/15/27	6,575	6,452,932
Gtd. Notes, 144A(a)	5.750	07/15/27	13,920	13,685,986
Belron UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.750	10/15/29	2,165	2,154,175
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27	1,086	1,067,705
Gtd. Notes, 144A	6.500	06/15/29	1,100	1,127,267

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Carriage Services, Inc.,
Gtd. Notes, 144A	4.250%	05/15/29	5,325	$4,929,128
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29	4,175	4,356,024
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.500	07/15/27	15,391	15,312,028
Gtd. Notes, 144A	6.625	06/15/29	3,505	3,556,434
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	2,615	2,263,334
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29	8,193	7,979,533
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A	5.500	04/15/29	8,450	7,964,125
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28	1,075	1,059,825
Sec’d. Notes	3.875	11/15/27	1,858	1,802,510
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A	8.500	08/15/30	2,075	2,207,140
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/15/29	2,120	2,161,155

				151,650,362

Computers 0.6%

Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A(a)	7.500	06/01/31	4,940	5,118,593
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	6,006	6,554,890
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	18,655	18,083,705
Gtd. Notes, 144A	5.125	04/15/29	1,577	1,517,673

				31,274,861

Distribution/Wholesale 0.6%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	26,049	26,075,304

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 91

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Distribution/Wholesale (cont’d.)

Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A	6.750%	03/15/28	975	$998,156
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A	8.000	06/01/29	1,615	1,685,864

				28,759,324

Diversified Financial Services 5.5%

Azorra Finance Ltd.,
Gtd. Notes, 144A	7.750	04/15/30	4,365	4,424,233
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A	9.750	03/15/29	8,110	8,718,784
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	8.375	04/01/32	1,110	1,108,997
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	9,035	9,430,994
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	8.000	02/15/27	14,105	14,592,046
Sr. Unsec’d. Notes, 144A	7.750	05/15/26	5,075	5,157,469
Sr. Unsec’d. Notes, 144A	8.000	06/15/28	9,175	9,656,688
goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875	05/15/30	2,040	2,073,415
Gtd. Notes, 144A	9.250	12/01/28	432	460,858
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	1,640	1,701,500
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A	6.625	10/15/31	4,200	4,200,803
LD Holdings Group LLC,
Gtd. Notes, 144A	6.125	04/01/28	2,950	2,565,335
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	15,900	16,453,463
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	2,500	2,363,448
Gtd. Notes, 144A	5.500	08/15/28	20,195	19,804,443
Gtd. Notes, 144A	6.000	01/15/27	15,000	14,970,627
Gtd. Notes, 144A	6.500	08/01/29	4,145	4,173,239
Navient Corp.,
Sr. Unsec’d. Notes(a)	4.875	03/15/28	12,240	11,858,638
Sr. Unsec’d. Notes	5.000	03/15/27	4,523	4,461,267
Sr. Unsec’d. Notes	5.500	03/15/29	350	336,772
Sr. Unsec’d. Notes	6.750	06/25/25	5,150	5,170,382
Sr. Unsec’d. Notes	6.750	06/15/26	2,400	2,429,735

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

OneMain Finance Corp.,
Gtd. Notes	3.875%	09/15/28	8,008	$7,500,864
Gtd. Notes	4.000	09/15/30	6,100	5,494,414
Gtd. Notes	6.625	01/15/28	6,036	6,140,695
Gtd. Notes	6.625	05/15/29	1,375	1,401,598
Gtd. Notes	7.125	03/15/26	17,838	18,201,446
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	15,600	14,654,527
Gtd. Notes, 144A	5.375	10/15/25	19,041	19,028,142
Gtd. Notes, 144A	7.875	12/15/29	1,132	1,184,673
PHH Escrow Issuer LLC/PHH Corp.,
Sr. Unsec’d. Notes, 144A	9.875	11/01/29	5,000	4,867,962
PRA Group, Inc.,
Gtd. Notes, 144A	8.375	02/01/28	10,900	11,281,817
Gtd. Notes, 144A(a)	8.875	01/31/30	4,568	4,814,519
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26	19,969	19,141,829
Gtd. Notes, 144A	3.625	03/01/29	4,550	4,224,337
SLM Corp.,
Sr. Unsec’d. Notes	6.500	01/31/30	1,820	1,872,144
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A(a)	5.500	11/15/25	8,242	8,233,340
Sr. Unsec’d. Notes, 144A	5.750	06/15/27	700	693,027
UWM Holdings LLC,
Gtd. Notes, 144A	6.625	02/01/30	4,380	4,417,389

				279,265,859

Electric 3.0%

Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	21,385	20,900,140
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	14,272	14,066,487
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	12,099	12,128,187
Gtd. Notes, 144A	3.625	02/15/31	3,300	2,945,943
Gtd. Notes, 144A	5.250	06/15/29	24,775	24,280,199
PG&E Corp.,
Sr. Sec’d. Notes	5.000	07/01/28	2,275	2,215,951
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	21,640	20,631,744

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 93

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Vistra Operations Co. LLC, (cont’d.)
Gtd. Notes, 144A	5.000%	07/31/27	39,591	$39,143,278
Gtd. Notes, 144A	5.500	09/01/26	7,892	7,887,754
Gtd. Notes, 144A	5.625	02/15/27	9,800	9,794,907

				153,994,590

Electrical Components & Equipment 0.6%

Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.375	03/31/29	688	644,006
Gtd. Notes, 144A	4.750	06/15/28	3,328	3,206,698
Gtd. Notes, 144A(a)	6.500	12/31/27	16,843	17,063,191
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	2,790	2,841,263
Gtd. Notes, 144A	7.250	06/15/28	4,602	4,680,453

				28,435,611

Electronics 0.1%

Sensata Technologies BV,
Gtd. Notes, 144A(a)	4.000	04/15/29	4,200	3,906,000

Engineering & Construction 0.1%

AECOM,
Gtd. Notes	5.125	03/15/27	3,185	3,179,686
Brand Industrial Services, Inc.,
Sr. Sec’d. Notes, 144A(a)	10.375	08/01/30	700	712,603

				3,892,289

Entertainment 2.5%

Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	28,490	26,915,262
Sr. Sec’d. Notes, 144A	7.000	02/15/30	13,950	14,372,421
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26	23,044	23,058,848
Cinemark USA, Inc.,
Gtd. Notes, 144A	7.000	08/01/32	2,290	2,341,665
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26	2,946	2,916,540

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

International Game Technology PLC, (cont’d.)
Sr. Sec’d. Notes, 144A	5.250%	01/15/29		860	$846,025
Sr. Sec’d. Notes, 144A	6.250	01/15/27		4,000	4,040,000
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29		9,700	9,513,489
Sr. Unsec’d. Notes, 144A	6.750	02/15/29		6,575	6,459,247
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29		9,503	9,077,988
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29		1,050	955,776
Sr. Unsec’d. Notes, 144A	5.625	01/15/27		21,783	21,569,685
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29		4,575	4,451,722

					126,518,668

Environmental Control 0.4%

GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28		2,300	2,182,516
Gtd. Notes, 144A	4.375	08/15/29		10,471	9,895,095
Reworld Holding Corp.,
Gtd. Notes, 144A	4.875	12/01/29		11,100	10,459,585

					22,537,196

Foods 1.4%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	4.625	01/15/27		13,500	13,297,473
Gtd. Notes, 144A	5.875	02/15/28		5,200	5,201,351
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		20,976	19,764,366
Sr. Sec’d. Notes, 144A	8.000	09/15/28		9,605	9,811,896
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A(x)	8.125	05/14/30	GBP	6,950	8,516,458

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 95

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125%	01/31/30	4,825	$4,497,448
Post Holdings, Inc.,
Gtd. Notes, 144A	5.500	12/15/29	11,760	11,522,711

				72,611,703

Gas 0.3%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes(a)	5.500	05/20/25	2,304	2,305,382
Sr. Unsec’d. Notes	5.750	05/20/27	4,429	4,270,544
Sr. Unsec’d. Notes	5.875	08/20/26	6,604	6,587,868

				13,163,794

Healthcare-Products 1.1%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	59,730	55,958,566

Healthcare-Services 1.6%

DaVita, Inc.,
Gtd. Notes, 144A	4.625	06/01/30	30,590	28,376,203
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	3,000	2,676,658
Sr. Sec’d. Notes, 144A	8.375	02/15/32	3,720	3,773,842
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30	3,370	2,485,020
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%	11.500	12/31/30	1,760	1,597,027
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	9.375	09/01/29	15,045	14,254,443
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	10,700	10,100,466
Sr. Sec’d. Notes	4.375	01/15/30	19,675	18,508,384

				81,772,043

Home Builders 4.7%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	19,344	18,125,525

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

Ashton Woods USA LLC/Ashton Woods Finance Co., (cont’d.)
Sr. Unsec’d. Notes, 144A	4.625%	04/01/30	400	$370,775
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	3,260	3,267,234
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	16,812	16,804,101
Gtd. Notes(a)	7.250	10/15/29	6,417	6,510,759
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	6.250	09/15/27	31,689	31,620,552
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	9.750	05/01/29	7,870	8,184,800
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	24,210	23,835,555
Gtd. Notes, 144A	5.000	03/01/28	7,275	7,119,455
KB Home,
Gtd. Notes	4.800	11/15/29	735	712,724
Landsea Homes Corp.,
Gtd. Notes, 144A	8.875	04/01/29	12,915	12,851,601
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	8,350	8,173,219
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	33,644	33,013,175
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A	9.250	10/01/29	3,975	4,137,298
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	8,075	7,871,528
Sr. Unsec’d. Notes	4.750	04/01/29	4,100	3,886,456
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	8.750	02/15/29	9,311	9,829,419
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	8,769	8,769,136
Gtd. Notes, 144A	5.875	06/15/27	6,681	6,749,372
Gtd. Notes, 144A	6.625	07/15/27	1,450	1,451,527
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	21,693	21,382,119
Gtd. Notes	5.700	06/15/28	2,143	2,128,252

				236,794,582

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 97

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Household Products/Wares 0.2%

ACCO Brands Corp.,
Gtd. Notes, 144A(a)	4.250%	03/15/29	11,123	$10,246,942

Housewares 0.2%

Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	7,615	7,593,729
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.375	02/01/32	2,400	2,145,407

				9,739,136

Insurance 0.5%

Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500	11/06/30	5,710	5,896,773
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	9,711	10,068,189
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	3,220	3,378,266
AmWINS Group, Inc.,
Sr. Sec’d. Notes, 144A	6.375	02/15/29	3,000	3,035,262
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	4,150	3,953,220
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/29	1,900	1,921,802

				28,253,512

Internet 0.6%

Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	13,680	12,973,070
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	200	185,797
Cogent Communications Group LLC,
Sr. Sec’d. Notes, 144A	3.500	05/01/26	1,150	1,123,981
Gen Digital, Inc.,
Gtd. Notes, 144A	6.750	09/30/27	1,775	1,808,094
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	5.250	12/01/27	15,010	14,875,130

				30,966,072

Iron/Steel 0.8%

ATI, Inc.,
Sr. Unsec’d. Notes	7.250	08/15/30	1,761	1,832,059

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel (cont’d.)

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625%	01/31/29	11,361	$11,405,552
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A(a)	6.750	04/15/30	6,525	6,529,168
Gtd. Notes, 144A	6.875	11/01/29	4,985	5,011,640
Gtd. Notes, 144A	7.000	03/15/32	1,495	1,501,520
Sr. Unsec’d. Notes, 144A	7.500	09/15/31	1,465	1,487,625
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	8.125	05/01/27	3,205	3,205,000
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	9,683	9,989,951

				40,962,515

Leisure Time 4.6%

Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	35,725	35,814,312
Gtd. Notes, 144A	6.000	05/01/29	7,880	7,899,700
Sr. Sec’d. Notes, 144A	4.000	08/01/28	18,373	17,605,927
Life Time, Inc.,
Sr. Sec’d. Notes, 144A	6.000	11/15/31	4,215	4,231,367
Lindblad Expeditions Holdings, Inc.,
Sr. Sec’d. Notes, 144A	9.000	05/15/28	6,475	6,765,344
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	6.750	02/15/27	20,525	20,585,302
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	6,653	6,655,595
Sr. Sec’d. Notes, 144A	5.875	02/15/27	8,816	8,840,597
Sr. Sec’d. Notes, 144A	8.125	01/15/29	9,450	9,981,090
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	6,215	6,220,826
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	5,840	5,971,400
Sr. Unsec’d. Notes, 144A(a)	7.750	02/15/29	5,425	5,743,176
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	11,894	11,914,577
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	22,460	22,575,894
Sr. Unsec’d. Notes, 144A	5.625	09/30/31	3,665	3,628,350
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	19,560	19,535,550
Gtd. Notes, 144A	6.250	05/15/25	3,000	2,992,500
Gtd. Notes, 144A	9.125	07/15/31	4,800	5,214,000
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	14,625	14,730,117

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 99

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time (cont’d.)

Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625%	02/15/29	4,000	$3,930,000
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A	5.000	02/15/28	11,350	11,094,625

				231,930,249

Lodging 2.0%

Boyd Gaming Corp.,
Gtd. Notes(a)	4.750	12/01/27	1,725	1,699,189
Gtd. Notes, 144A	4.750	06/15/31	2,375	2,235,654
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	5.875	04/01/29	4,320	4,354,433
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	13,602	13,495,241
Gtd. Notes	4.750	10/15/28	13,589	13,198,576
Gtd. Notes	5.500	04/15/27	24,750	24,725,512
Gtd. Notes	6.125	09/15/29	4,000	4,023,881
Station Casinos LLC,
Gtd. Notes, 144A(a)	4.500	02/15/28	6,325	6,109,827
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A	5.250	05/15/27	10,800	10,708,024
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A(a)	5.500	10/01/27	17,000	16,734,800
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	4,962	4,819,243

				102,104,380

Machinery-Construction & Mining 0.1%

Terex Corp.,
Gtd. Notes, 144A	5.000	05/15/29	2,000	1,926,406
Vertiv Group Corp.,
Sr. Sec’d. Notes, 144A	4.125	11/15/28	2,005	1,927,443

				3,853,849

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified 0.7%

Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500%	09/01/28	9,365	$9,936,425
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A	5.250	07/15/27	26,957	26,586,341

				36,522,766

Media 3.4%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	35,979	35,496,036
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	17,254	17,232,600
CSC Holdings LLC,
Gtd. Notes, 144A(x)	3.375	02/15/31	200	142,598
Gtd. Notes, 144A(x)	4.125	12/01/30	200	147,050
Gtd. Notes, 144A(x)	5.375	02/01/28	4,950	4,248,676
Gtd. Notes, 144A(x)	5.500	04/15/27	5,071	4,704,856
Sr. Unsec’d. Notes, 144A(x)	4.625	12/01/30	200	106,975
Sr. Unsec’d. Notes, 144A(x)	7.500	04/01/28	1,238	919,676
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	950	639,679
Gtd. Notes	7.375	07/01/28	725	535,775
Gtd. Notes	7.750	07/01/26	33,600	29,947,103
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	10,500	11,082,696
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A(x)	4.500	09/15/26	24,349	21,152,749
Sr. Unsec’d. Notes, 144A(x)	6.500	09/15/28	2,000	1,396,738
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A	4.375	12/31/32	325	204,997
Sr. Sec’d. Notes, 144A	8.125	02/15/33	450	445,723
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27	12,490	12,514,367
Sr. Sec’d. Notes, 144A	8.000	08/15/28	16,915	17,203,751
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.500	05/15/29	14,425	13,765,345

				171,887,390

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 101

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining 2.0%

Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000%	10/01/30	1,750	$1,826,646
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A	6.250	09/01/29	1,550	1,529,432
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27	8,600	8,621,500
Sec’d. Notes, 144A	9.375	03/01/29	5,015	5,334,706
Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28	4,975	5,038,773
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	24,015	23,714,812
New Gold, Inc. (Canada),
Gtd. Notes, 144A(a)	7.500	07/15/27	11,898	11,927,745
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	25,674	24,903,464
Gtd. Notes, 144A	4.750	01/30/30	12,710	11,971,700
Novelis, Inc.,
Gtd. Notes, 144A	6.875	01/30/30	3,625	3,696,702
Taseko Mines Ltd. (Canada),
Sr. Sec’d. Notes, 144A	8.250	05/01/30	1,545	1,598,921

				100,164,401

Miscellaneous Manufacturing 0.3%

Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	10,291	10,298,211
Trinity Industries, Inc.,
Gtd. Notes, 144A	7.750	07/15/28	6,635	6,928,445

				17,226,656

Oil & Gas 4.0%

Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.500	10/01/29	3,580	3,691,875
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes	7.875	12/15/24(d)	10,985	13,731
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	8,789	11,111,069

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Ascent Resources Utica Holdings LLC/ARU Finance Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	8.250%	12/31/28	18,788	$19,236,749
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.375	06/15/26	10,350	10,350,427
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	8,000	8,330,572
Gtd. Notes, 144A	8.625	11/01/30	3,850	4,047,659
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	4,400	4,190,610
Crescent Energy Finance LLC,
Gtd. Notes, 144A	9.250	02/15/28	8,485	8,879,062
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A	8.500	10/01/30	4,725	4,875,161
Expand Energy Corp.,
Gtd. Notes	5.375	03/15/30	4,030	4,006,010
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	7,650	7,472,012
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	2,750	2,650,344
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	4,433	4,435,008
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	525	548,981
Kraken Oil & Gas Partners LLC,
Sr. Unsec’d. Notes, 144A(a)	7.625	08/15/29	1,120	1,099,694
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.500	01/15/28	70	66,325
Nabors Industries, Inc.,
Gtd. Notes, 144A	7.375	05/15/27	15,906	15,940,563
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.041	09/30/29	1,751	1,725,081
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.335	09/30/29	1,459	1,437,568
Noble Finance II LLC,
Gtd. Notes, 144A	8.000	04/15/30	5,950	6,015,234
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500	10/01/29	9,550	9,018,542
Gtd. Notes, 144A	5.875	07/15/27	12,790	12,784,500
Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000	04/15/27	5,480	5,614,231

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 103

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Precision Drilling Corp. (Canada),
Gtd. Notes, 144A(a)	7.125%	01/15/26		2,484	$2,481,516
Preem Holdings AB (Sweden),
Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	9,360	10,265,956
SM Energy Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/29		2,350	2,352,855
Sunoco LP,
Gtd. Notes, 144A	7.000	05/01/29		3,410	3,536,313
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes(a)	4.500	05/15/29		750	717,843
Gtd. Notes	5.875	03/15/28		1,490	1,490,266
Gtd. Notes(a)	6.000	04/15/27		6,575	6,575,471
Gtd. Notes, 144A(a)	7.000	09/15/28		10,125	10,451,421
Transocean, Inc.,
Gtd. Notes, 144A	8.250	05/15/29		14,705	14,502,806
Gtd. Notes, 144A	8.500	05/15/31		1,950	1,930,500
Sr. Sec’d. Notes, 144A	8.750	02/15/30		484	505,175
Valaris Ltd.,
Sec’d. Notes, 144A(a)	8.375	04/30/30		2,200	2,230,250
Vital Energy, Inc.,
Gtd. Notes	9.750	10/15/30		650	682,729

					205,264,109

Packaging & Containers 2.3%

ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%(x)	6.500	06/30/27		3,316	198,960
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes(x)	2.125	08/15/26	EUR	4,750	4,473,154
Sr. Sec’d. Notes, 144A(x)	4.125	08/15/26		6,853	6,236,230
Ball Corp.,
Gtd. Notes	6.000	06/15/29		8,855	9,003,781
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		7,230	7,341,342
Graham Packaging Co., Inc.,
Gtd. Notes, 144A	7.125	08/15/28		4,520	4,489,247
Graphic Packaging International LLC,
Gtd. Notes, 144A(a)	3.500	03/15/28		3,550	3,367,505

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)

Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A	6.000%	09/15/28	21,582	$21,447,113
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	10,900	9,612,881
Sr. Sec’d. Notes, 144A	8.625	10/01/31	2,645	2,389,505
Sr. Sec’d. Notes, 144A	9.500	11/01/28	2,075	1,995,028
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	13,185	12,738,279
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A	7.875	04/15/27	6,600	6,731,274
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28	3,780	3,797,748
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A	4.000	10/15/27	1,050	1,051,865
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28	1,275	1,286,151
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A	12.750	12/31/28	16,910	18,580,303

				114,740,366

Pharmaceuticals 1.7%

AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	2,525	2,346,732
Gtd. Notes, 144A	6.125	08/01/28	22,891	22,782,613
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	2,150	1,693,125
Gtd. Notes, 144A	5.000	02/15/29	330	231,000
Gtd. Notes, 144A	5.250	01/30/30	660	424,050
Gtd. Notes, 144A	5.250	02/15/31	630	387,450
Gtd. Notes, 144A	6.250	02/15/29	290	208,800
Gtd. Notes, 144A	7.000	01/15/28	3,468	2,809,080
Gtd. Notes, 144A	9.000	12/15/25	100	99,625
Sr. Sec’d. Notes, 144A	4.875	06/01/28	6,734	5,812,284
Sr. Sec’d. Notes, 144A	5.750	08/15/27	1,625	1,545,781
Sr. Sec’d. Notes, 144A	11.000	09/30/28	21,183	21,447,787
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A	4.375	01/15/29	3,400	3,247,000

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 105

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125%	04/30/28	16,842	$16,023,173
Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	3,275	2,985,093
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK
3.500% or Cash coupon 12.000%	12.000	05/15/29	4,814	4,956,513

				87,000,106

Pipelines 2.4%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	3,230	3,223,935
Gtd. Notes, 144A	5.750	01/15/28	3,624	3,628,581
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	2,990	3,085,363
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	6,100	6,258,416
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	11,784	12,074,961
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	7.000	08/01/27	6,397	6,420,169
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A	8.875	07/15/28	1,950	2,056,954
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	8,549	8,512,531
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	5,020	4,734,804
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	3,765	3,695,789
Gtd. Notes, 144A	6.000	03/01/27	9,092	9,088,472
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	2,670	2,724,965
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	14,175	14,413,801
Sr. Sec’d. Notes, 144A(a)	7.000	01/15/30	5,445	5,520,788
Sr. Sec’d. Notes, 144A	9.500	02/01/29	23,631	26,089,550
Sr. Sec’d. Notes, 144A(a)	9.875	02/01/32	7,555	8,264,671

				119,793,750

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate 1.2%

Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A	10.500%(cc)	01/15/28		18,673	$19,077,729
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A	7.750	09/01/30		550	578,241
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29		3,624	3,329,308
Gtd. Notes, 144A	5.375	08/01/28		38,463	37,404,055
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29		1,775	1,706,537

					62,095,870

Real Estate Investment Trusts (REITs) 3.0%

Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		675	535,023
Gtd. Notes	9.750	06/15/25		1,429	1,429,028
Sr. Unsec’d. Notes	4.750	02/15/28		1,225	1,092,043
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	0.993	10/15/26	EUR	1,400	1,323,886
Gtd. Notes	5.000	10/15/27		9,055	8,156,762
Sr. Sec’d. Notes, 144A	8.500	02/15/32		1,925	1,975,801
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30		4,040	4,123,160
Sr. Sec’d. Notes, 144A	4.875	05/15/29		8,500	8,125,071
Sr. Sec’d. Notes, 144A	5.875	10/01/28		6,187	6,135,566
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes	4.750	10/15/27		12,902	12,627,056
Gtd. Notes, 144A(a)	6.500	04/01/32		4,645	4,704,505
Gtd. Notes, 144A	7.250	07/15/28		425	440,284
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29		2,612	2,394,164
Sr. Unsec’d. Notes	3.875	02/15/27		33,534	32,655,996
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	01/15/27		11,075	10,809,189
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		775	769,468
Sr. Unsec’d. Notes, 144A	6.500	07/01/30		2,350	2,383,992
Sr. Unsec’d. Notes, 144A(a)	7.250	04/01/29		4,625	4,816,928

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 107

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	10.500%	02/15/28		36,980	$39,485,570
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	09/01/26		10,120	10,058,488

					154,041,980

Retail 3.3%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30		11,635	10,602,394
Sec’d. Notes, 144A(a)	4.375	01/15/28		7,025	6,793,035
Sr. Sec’d. Notes, 144A(a)	3.875	01/15/28		6,732	6,458,412
Sr. Sec’d. Notes, 144A	6.125	06/15/29		4,210	4,284,517
Arko Corp.,
Gtd. Notes, 144A	5.125	11/15/29		9,750	8,815,192
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27		9,740	9,570,391
Brinker International, Inc.,
Gtd. Notes, 144A	8.250	07/15/30		8,500	9,083,979
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	9.000	12/01/28		32,074	33,246,407
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	9.000	06/01/30		7,410	7,868,357
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	11.000	11/30/28	EUR	2,400	2,792,019
Sr. Sec’d. Notes, 144A	12.000	11/30/28		3,300	3,700,950
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30		9,064	8,433,055
Sr. Sec’d. Notes, 144A	4.625	01/15/29		5,460	5,162,926
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29		13,350	12,232,004
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29		7,638	7,278,733
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A	3.875	06/01/29		9,550	8,850,197

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes(a)	6.750%	03/01/32	12,485	$12,651,593
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	4,008	4,000,097
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A	6.875	10/15/28	3,850	3,845,708

				165,669,966

Software 2.0%

Camelot Finance SA,
Sr. Sec’d. Notes, 144A	4.500	11/01/26	66,801	65,642,670
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A	4.875	07/01/29	1,850	1,697,455
Sr. Sec’d. Notes, 144A	3.875	07/01/28	11,960	11,226,415
SS&C Technologies, Inc.,
Gtd. Notes, 144A	5.500	09/30/27	22,625	22,524,364

				101,090,904

Telecommunications 4.5%

Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	5.000	01/15/28	2,425	1,964,250
Sr. Sec’d. Notes, 144A	9.625	07/15/27	2,150	1,961,875
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A(a)	9.000	09/15/29	19,446	17,744,475
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A^	0.000	12/31/30	553	1
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30	364	—
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%	10.942	05/25/27	23,207	23,148,732
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500%	10.500	11/25/28	13,229	12,368,884
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29	1,775	1,776,810
Sec’d. Notes, 144A	6.000	01/15/30	8,608	8,639,050

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 109

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Frontier Communications Holdings LLC, (cont’d.)
Sec’d. Notes, 144A	6.750%	05/01/29	6,925	$7,014,870
Sr. Sec’d. Notes, 144A	5.000	05/01/28	25,562	25,282,869
Sr. Sec’d. Notes, 144A	5.875	10/15/27	33,201	33,210,636
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	7.000	10/15/28	24,357	24,701,408
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A(a)	6.500	03/15/30	6,850	6,396,188
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.750	07/15/29	2,160	1,671,249
Sec’d. Notes, 144A	4.875	06/15/29	15,855	13,763,195
Sr. Sec’d. Notes, 144A(a)	10.500	04/15/29	21,222	23,769,854
Sr. Sec’d. Notes, 144A	11.000	11/15/29	11,173	12,671,085
Lumen Technologies, Inc.,
Sr. Sec’d. Notes, 144A(a)	10.000	10/15/32	1,977	1,974,336
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	239	237,833
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A	8.250	10/01/31	4,630	4,788,252
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.625	07/15/29	6,180	6,543,693

				229,629,545

Transportation 0.6%

RXO, Inc.,
Gtd. Notes, 144A	7.500	11/15/27	6,345	6,522,501
Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625	02/15/30	4,840	4,902,162
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	625	647,261
Gtd. Notes, 144A	7.125	02/01/32	2,130	2,210,913
Sr. Sec’d. Notes, 144A	6.250	06/01/28	14,875	15,084,931

				29,367,768

TOTAL CORPORATE BONDS (cost $3,805,838,008)				3,836,960,944

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS 11.0%

Auto Parts & Equipment 0.9%

Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.074%(c)	01/15/32	8,375	$8,348,828
First Brands Group LLC,
First Lien 2021 Term Loan, 3 Month SOFR + 5.262%	9.552(c)	03/30/27	20,776	19,909,893
Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%	13.052(c)	03/30/28	10,648	9,929,260
Tenneco, Inc.,
Term A Loan, 1 Month SOFR + 4.850%	9.167(c)	11/17/28	3,740	3,669,769
Term B Loan, 3 Month SOFR + 5.100%	9.425(c)	11/17/28	4,600	4,530,361

				46,388,111

Building Materials 0.1%

Eco Material Technologies, Inc.,
Initial Term Loan, 1 Month SOFR + 3.250%	7.568(c)	02/12/32	3,738	3,738,000
Quikrete Holdings, Inc.,
Tranche B-3 Term Loan, 1 Month SOFR + 2.250%	6.560(c)	01/31/32	2,075	2,071,109

				5,809,109

Chemicals 0.9%

Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term Loan, 3 Month SOFR + 4.500%	8.813(c)	11/15/30	16,411	15,836,603
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%	9.141(c)	06/28/28	5,308	5,088,836
TPC Group, Inc.,
Initial Term Loan, 3 Month SOFR + 5.750%	10.109(c)	12/16/31	4,525	4,513,687
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 10.000%^	14.308(c)	12/31/25	5,232	5,232,232
Term Loan, 3 Month SOFR + 10.000%	14.302(c)	10/12/28	7,460	7,235,746
Venator Materials LLC,
First Out Term B Loan, 3 Month SOFR + 10.000%^	14.329(c)	07/16/26	5,261	5,260,911

				43,168,015

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 111

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Commercial Services 0.7%

Catawba Nation Gaming Authority,
Term B Loan, 1 Month SOFR + 4.750%	9.125%(c)	02/28/32	685	$688,425
Cimpress PLC (Ireland),
2024-2 RefinancingTranche B-1, 1 Month SOFR + 2.500%	6.824(c)	05/17/28	6,950	6,932,199
Mavis Tire Express Services Topco Corp,
2025 First Lien Incremental Term Loan, 3 Month SOFR + 3.000%	7.313(c)	05/04/28	13,320	13,322,321
MPH Acquisition Holdings LLC,
First Out Term Loan, 1 Month SOFR + 3.750%	8.037(c)	12/31/30	3,473	3,437,800
Initial Term Loan, 1 Month SOFR + 4.600%	9.149(c)	12/31/30	3,725	3,110,201
TransUnion Intermediate Holdings, Inc.,
Term Loan B9, 1 Month SOFR + 1.750%	6.074(c)	06/24/31	9,650	9,636,776

				37,127,722

Computers 0.9%

Mcafee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%	7.309(c)	03/01/29	35,103	34,957,045
NCR Atleos Corp.,
Term B Loan, 3 Month SOFR + 3.750%	8.053(c)	04/16/29	7,360	7,369,066
NCR Atleos, LLC,
Term A Loan, 3 Month SOFR + 2.750%^	7.041(c)	09/27/28	2,192	2,202,678

				44,528,789

Distribution/Wholesale 0.1%

Windsor Holdings III LLC,
Facility 2024 September Dollar Refinancing Term B Loan, 1 Month SOFR + 3.500%	7.822(c)	08/01/30	4,059	4,057,410

Electric 0.0%

Heritage Power LLC,
Term Loan, 1 Month SOFR + 5.500%^	9.824(c)	07/20/28	1,173	1,155,299

Electronics 0.1%

Likewize Corp.,
Closing Date Term Loan, 3 Month SOFR + 5.750%	10.046(c)	08/15/29	4,472	4,371,258

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Environmental Control 0.0%

GFL Environmental, Inc.,
Term B Loan	— %(p)	03/03/32		1,325	$1,322,681

Forest Products & Paper 0.1%

Magnera Corp.,
New Term Loan, 3 Month SOFR + 4.250%	8.563(c)	11/04/31		4,150	4,165,562

Holding Companies-Diversified 0.3%

Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%	8.791(c)	12/19/30		17,205	16,868,266

Insurance 1.5%

Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	7.324(c)	11/06/30		20,526	20,505,607
2024 Term B-1 Loan, 1 Month SOFR + 2.750%	7.074(c)	02/15/27		17,812	17,811,625
Asurion LLC,
New B-08 Term Loan, 1 Month SOFR + 3.364%	7.688(c)	12/23/26		4,327	4,323,600
New B-09 Term Loan, 1 Month SOFR + 3.364%	7.688(c)	07/31/27		1,997	1,994,050
New B-12 Term Loan, 1 Month SOFR + 4.250%	8.574(c)	09/19/30		31,157	31,039,702

					75,674,584

Internet 0.0%

Cablevision Lightpath LLC,
2025 Refinancing Term Loan, 2 Month SOFR + 3.000%	7.312(c)	11/30/27		337	336,635
Diamond Sports Net, LLC,
First Lien Exit Term Loan	12.000	01/02/28		561	504,586

					841,221

Investment Companies 0.2%

Hurricane CleanCo Ltd. (United Kingdom), Facility A^	— (p)	10/31/29	GBP	8,002	10,065,288

Leisure Time 0.2%

International Park Holdings BV (Netherlands),
Term Loan, 6 Month EURIBOR + 5.500%^	8.862(c)	01/30/32	EUR	9,350	9,521,804

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 113

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Media 1.3%

Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%	9.302%(c)	10/31/27	5,098	$4,394,882
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.812(c)	01/18/28	36,443	35,691,153
Radiate Holdco LLC,
Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	7.688(c)	09/25/26	16,509	14,280,655
Sinclair Television Group, Inc.,
Term B-6 Loan, 2 Month SOFR + 3.300%	7.618(c)	12/31/29	640	518,400
Term B-7 Loan, 1 Month SOFR + 4.100%	8.518(c)	12/31/30	680	532,100
Virgin Media Bristol LLC,
Facility Q Advance, 1 Month SOFR + 3.364%	7.676(c)	01/31/29	10,725	10,533,966

				65,951,156

Metal Fabricate/Hardware 0.4%

Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%^	10.829(c)	04/23/30	17,880	17,701,089

Oil & Gas 0.1%

Hilcorp Energy I LP,
Term B Loan, 2 Month SOFR + 2.000%	6.315(c)	02/11/30	2,525	2,525,000

Packaging & Containers 0.4%

Trident TPI Holdings, Inc.,
Tranche B-7 Term Loan, 6 Month SOFR + 3.750%	8.188(c)	09/15/28	22,729	22,715,272

Pharmaceuticals 0.8%

Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.350%	9.674(c)	02/01/27	41,565	41,227,075

Retail 0.2%

Great Outdoors Group LLC,
Term B-3 Loan, 1 Month SOFR + 3.250%	7.552(c)	01/23/32	4,422	4,433,948
LBM Acquisition LLC,
First Lien Initial Term Loan, 1 Month SOFR + 3.850%	8.174(c)	12/17/27	6,897	6,875,566

				11,309,514

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Software 0.8%

AthenaHealth Group, Inc.,
Initial Term Loan, 1 Month SOFR + 3.000%	7.324%(c)	02/15/29	11,082	$11,040,585
BMC Software, Inc.,
2031 Replacement Dollar Term Loan, 3 Month SOFR + 3.000%	7.291(c)	07/30/31	9,916	9,879,077
Dun & Bradstreet Corporation (The),
Incremental Term B-2, 1 Month SOFR + 2.250%	6.574(c)	01/18/29	9,364	9,350,865
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	9.688(c)	07/14/28	10,178	8,837,849

				39,108,376

Telecommunications 1.0%

Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 7.500%	11.791(c)	05/25/27	8,019	7,951,818
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	10.884(c)	04/15/29	7,422	7,499,299
Term B-2, 1 Month SOFR + 6.560%	10.884(c)	04/15/30	7,863	7,941,201
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.350%	6.788(c)	04/15/29	3,425	3,223,781
MLN US HoldCo LLC,
3L Term B Loan, 3 Month SOFR + 9.250%	15.750(c)	10/18/27	4	10
Initial Term Loan, 3 Month SOFR + 6.540%	12.033(c)	10/18/27	244	132,876
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 5.700%	13.200(c)	10/18/27	552	1,380
Viasat, Inc.,
Initial Term Loan, 1 Month SOFR + 4.614%	8.938(c)	03/02/29	6,644	6,090,206
Windstream Services LLC,
2024 Term Loan, 1 Month SOFR + 4.850%	9.174(c)	10/01/31	1,575	1,586,812
Xplore, Inc.,
Initial Term Loan, 3 Month SOFR + 5.262%	9.552(c)	10/24/29	2,300	2,236,725
Second Out Term Loan, 3 Month SOFR + 1.762%	6.052(c)	10/24/31	9,161	7,259,887
Zegona Holdco Ltd.,
Facility B (USD), 3 Month SOFR + 4.250%	8.545(c)	07/17/29	8,653	8,523,513

				52,447,508

TOTAL FLOATING RATE AND OTHER LOANS (cost $560,187,181)				558,050,109

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 115

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS 0.0%
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A	5.000%	07/31/40	125	$61,382
Sr. Unsec’d. Notes, 144A	5.500	07/31/35	417	224,278
Sr. Unsec’d. Notes, 144A	6.608(s)	07/31/30	92	48,430
Sr. Unsec’d. Notes, 144A	6.900	07/31/30	239	157,847

TOTAL SOVEREIGN BONDS (cost $713,671)				491,937

U.S. TREASURY OBLIGATIONS 6.3%
U.S. Treasury Notes(k)	3.500	09/30/26	1,887	1,871,963
U.S. Treasury Notes(k)	4.125	10/31/26	9,165	9,180,036
U.S. Treasury Notes	4.125	01/31/27	145,000	145,317,188
U.S. Treasury Notes(k)	4.125	11/15/27	79,975	80,274,906
U.S. Treasury Notes(k)	4.250	11/30/26	11,480	11,524,844
U.S. Treasury Notes(k)	4.250	12/31/26	56,700	56,939,203
U.S. Treasury Notes(k)	4.875	05/31/26	14,134	14,268,715

TOTAL U.S. TREASURY OBLIGATIONS (cost $318,163,503)				319,376,855

			Shares

AFFILIATED EXCHANGE-TRADED FUND 1.0%
PGIM AAA CLO ETF (cost $47,374,565)(wa)			925,000	47,591,250

COMMON STOCKS 1.3%

Chemicals 0.4%

Cornerstone Chemical Co.*^			144,561	2,746,659
TPC Group, Inc.*^			319,092	7,179,570
Venator Materials PLC*^(x)			26,944	10,777,600

				20,703,829

Electric Utilities 0.0%

GenOn Energy Holdings, Inc. (Class A Stock)*^			41,315	1,239,450

Gas Utilities 0.3%

Ferrellgas Partners LP (Class B Stock)			100,126	16,553,071

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Interactive Media & Services 0.0%

Diamond Sports Group, LLC*	87,655	$1,668,206

Oil, Gas & Consumable Fuels 0.4%

Expand Energy Corp.	63,506	6,279,473
Heritage Power LLC*	217,638	11,861,271
Heritage Power LLC*	6,933	377,848
Heritage Power LLC*^	181,423	90,712

		18,609,304

Wireless Telecommunication Services 0.2%

Digicel International Finance Ltd. (Jamaica)*	475,786	3,171,827
Intelsat Emergence SA (Luxembourg)*	65,330	2,444,453
Stonepeak Falcon Holdings, Inc. (Canada)*	768,379	2,391,269
Stonepeak Falcon Holdings, Inc. (Canada), CVR*^	41,149	4

		8,007,553

TOTAL COMMON STOCKS (cost $75,048,373)		66,781,413

PREFERRED STOCKS 0.0%

Electronic Equipment, Instruments & Components 0.0%

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	1,125	1,125,000

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica)*^	31,025	350,641

TOTAL PREFERRED STOCKS (cost $1,245,950)		1,475,641

	Units

WARRANTS* 0.0%

Interactive Media & Services

Diamond Sports Group, LLC, expiring 06/30/26 (cost $0)	163,947	113,287

TOTAL LONG-TERM INVESTMENTS (cost $4,923,875,683)		4,946,379,404

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 117

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 5.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(wa)	144,374,559	$144,374,559
PGIM Institutional Money Market Fund (7-day effective yield 4.544%) (cost $111,457,181; includes $110,648,702 of cash collateral for securities on loan)(b)(wa)	111,524,895	111,446,828

TOTAL SHORT-TERM INVESTMENTS (cost $255,831,740)		255,821,387

TOTAL INVESTMENTS 102.5% (cost $5,179,707,423)		5,202,200,791
Liabilities in excess of other assets(z) (2.5)%		(128,054,632)

NET ASSETS 100.0%		$5,074,146,159

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $102,608,268 and 2.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $108,782,006; cash collateral of $110,648,702 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets

ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%, 6.500%, 06/30/27	10/26/23-12/30/24	$2,069,500	$198,960	0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 2.125%, 08/15/26	04/09/24-12/06/24	4,383,491	4,473,154	0.1
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A, 4.125%, 08/15/26	05/28/20-04/08/24	6,716,586	6,236,230	0.1
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A, 4.500%, 09/15/26	09/11/20-02/11/22	24,783,158	21,152,749	0.4
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A, 6.500%, 09/15/28	05/02/24	825,000	1,396,738	0.1
Venator Materials PLC*^	12/21/23	43,833,355	10,777,600	0.2

Total		$82,611,090	$44,235,431	0.9%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded corporate bond commitment outstanding at February 28, 2025:

Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $2,156,351)	2,189	$2,156,351	$—	$—

Unfunded loan commitment outstanding at February 28, 2025:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $1,783,474)	1,802	$1,783,485	$11	$—

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 119

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Futures contracts outstanding at February 28, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
307	2 Year U.S.Treasury Notes	Jun. 2025	$63,539,406	$272,705
32	5 Year Euro-Bobl	Jun. 2025	3,947,241	6,615
7,564	5 Year U.S.Treasury Notes	Jun. 2025	816,439,250	8,612,439
41	20 Year U.S. Treasury Bonds	Jun. 2025	4,841,844	125,481
115	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	14,274,375	401,166
3	Euro Schatz Index	Jun. 2025	333,145	(33)

				9,418,373

Short Positions:
21	10 Year Euro-Bund	Jun. 2025	2,882,070	1,288
369	10 Year U.S. Treasury Notes	Jun. 2025	40,993,594	(480,347)

				(479,059)

				$8,939,314

Forward foreign currency exchange contracts outstanding at February 28, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/04/25	TD	GBP	13,556	$17,121,491	$17,051,924	$—	$(69,567)
Euro,
Expiring 03/04/25	SSB	EUR	25,430	26,632,854	26,384,635	—	(248,219)

				$43,754,345	$43,436,559	—	(317,786)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/04/25	BNYM	GBP	13,556	$16,924,252	$17,051,924	$—	$(127,672)
Expiring 04/02/25	TD	GBP	13,556	17,120,108	17,050,818	69,290	—
Euro,
Expiring 03/04/25	JPM	EUR	20,367	21,432,861	21,131,574	301,287	—

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Forward foreign currency exchange contracts outstanding at February 28, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 03/04/25	SSB	EUR	5,063	$5,288,398	$5,253,062	$35,336	$—
Expiring 04/02/25	SSB	EUR	25,430	26,672,016	26,424,279	247,737	—

				$87,437,635	$86,911,657	653,650	(127,672)

						$653,650	$(445,458)

Credit default swap agreement outstanding at February 28, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2025(4)	Value at Trade Date	Value at February 28, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	280,590	3.091%	$21,826,987	$24,240,340	$2,413,353

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 121

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at February 28, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/4.390%	MSI	06/20/25	13,110	$(77,733)	$—	$(77,733)
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/4.390%	BNP	06/20/25	78,460	(465,209)	—	(465,209)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/4.390%	GSI	03/20/25	(9,740)	44,780	—	44,780
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/4.390%	MSI	06/20/25	(10,480)	(143,362)	—	(143,362)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/4.390%	MSI	09/20/25	(7,060)	(104,487)	—	(104,487)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/4.390%	MSI	12/20/25	(4,440)	(69,984)	—	(69,984)

					$(815,995)	$—	$(815,995)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$44,780	$(860,775)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$32,989,032

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$115,537,968	$—
Corporate Bonds	—	3,833,798,294	3,162,650
Floating Rate and Other Loans	—	482,114,138	75,935,971
Sovereign Bonds	—	491,937	—
U.S. Treasury Obligations	—	319,376,855	—
Affiliated Exchange-Traded Fund	47,591,250	—	—
Common Stocks	6,279,473	38,467,945	22,033,995
Preferred Stocks	—	—	1,475,641
Warrants	—	113,287	—
Short-Term Investments
Affiliated Mutual Funds	255,821,387	—	—

Total	$309,692,110	$4,789,900,424	$102,608,257

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 123

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

	Level 1	Level 2	Level 3

Other Financial Instruments*
Assets
Unfunded Corporate Bond Commitment	$—	$—	$—	**
Unfunded Loan Commitment	—	—	11
Futures Contracts	9,419,694	—	—
OTC Forward Foreign Currency Exchange Contracts	—	653,650	—
Centrally Cleared Credit Default Swap Agreement	—	2,413,353	—
OTC Total Return Swap Agreement	—	44,780	—

Total	$9,419,694	$3,111,783	$11

Liabilities
Futures Contracts	$(480,380)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(445,458)	—
OTC Total Return Swap Agreements	—	(860,775)	—

Total	$(480,380)	$(1,306,233)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks	Preferred Stocks

Balance as of 08/31/24	$2,689,004	$32,947,658	$60,982,284	$1,666,233
Realized gain (loss)	50,202	3,608	—	24,438
Change in unrealized appreciation (depreciation)	3,092	(50,763)	(10,334,724)	4,908
Purchase/Exchange/Issuances	3,162,648	26,406,253	3	—
Sales/Paydowns	(56,998)	(2,369,850)	—	(219,938)
Accrued discount/premium	2,274	154,836	—	—
Transfer into Level 3*	—	26,394,779	—	—
Transfer out of Level 3*	(2,687,572)	(7,550,550)	(28,613,568)	—

Balance as of 02/28/25	$3,162,650	$75,935,971	$22,033,995	$1,475,641

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$3,092	$(3,280)	$(10,334,724)	$4,908

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

	Unfunded Corporate Bond Commitment	Unfunded Loan Commitments

Balance as of 08/31/24	$—	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	11
Purchase/Exchange/Issuances	—	—
Sales/Paydowns	—	—
Accrued discount/premium	—	—
Transfer into Level 3*	—	—
Transfer out of Level 3*	—	—

Balance as of 02/28/25	$—	$11

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$11

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of February 28, 2025	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)
Corporate Bonds	$1	Market	Recovery Value	Recovery Rate	0.00%
Corporate Bonds	3,162,649	Market	Transaction-based	Unadjusted Price	NA
Floating Rate and Other Loans	9,521,804	Market	Comparable Bond	Yield Curve Spread Discount	150 bps
Floating Rate and Other Loans	10,065,288	Market	Enterprise Value	EBITDA Multiple	8.3x
Common Stocks	90,712	Market	Enterprise Value	Recovery Rate	0.50%
Common Stocks	2,746,659	Market	Enterprise Value	EBITDA Multiple	12.2x
Common Stocks	4	Market	Recovery Value	Recovery Rate	0.00%
Preferred Stocks	350,641	Market	Enterprise Value	Recovery Rate	11.30%

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 125

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Level 3 Securities**	Fair Value as of February 28, 2025	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)

Preferred Stocks	$1,125,000	Market	Transaction-based	Unadjusted Price	NA
Unfunded Corporate Bond Commitments	—	Market	Transaction-based	Unadjusted Price	NA

	$27,062,758

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of February 28, 2025, the aggregate value of these securities and/or derivatives was $75,545,510. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2025 were as follows:

U.S. Treasury Obligations	6.3%
Telecommunications	5.5
Diversified Financial Services	5.5
Affiliated Mutual Funds (2.2% represents investments purchased with collateral from securities on loan)	5.0
Leisure Time	4.8
Media	4.7
Home Builders	4.7
Oil & Gas	4.1
Commercial Services	3.7
Retail	3.5
Electric	3.0
Real Estate Investment Trusts (REITs)	3.0
Chemicals	2.9
Software	2.8
Packaging & Containers	2.7
Pharmaceuticals	2.5
Auto Parts & Equipment	2.5
Entertainment	2.5
Pipelines	2.4
Collateralized Loan Obligations	2.3
Insurance	2.0
Lodging	2.0

Mining	2.0%
Aerospace & Defense	1.7
Healthcare-Services	1.6
Building Materials	1.5
Computers	1.5
Foods	1.4
Real Estate	1.2
Healthcare-Products	1.1
Banks	1.1
Airlines	1.1
Affiliated Exchange-Traded Fund	1.0
Iron/Steel	0.8
Machinery-Diversified	0.7
Distribution/Wholesale	0.7
Internet	0.6
Advertising	0.6
Transportation	0.6
Electrical Components & Equipment	0.6
Environmental Control	0.4
Oil, Gas & Consumable Fuels	0.4
Metal Fabricate/Hardware	0.4
Miscellaneous Manufacturing	0.3
Holding Companies-Diversified	0.3
Gas Utilities	0.3

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Industry Classification (continued):

Gas	0.3%
Coal	0.2
Apparel	0.2
Household Products/Wares	0.2
Auto Manufacturers	0.2
Investment Companies	0.2
Housewares	0.2
Wireless Telecommunication Services	0.2
Electronics	0.2
Forest Products & Paper	0.1
Engineering & Construction	0.1
Machinery-Construction & Mining	0.1

Interactive Media & Services	0.0	*%
Electric Utilities	0.0	*
Electronic Equipment, Instruments & Components	0.0	*
Sovereign Bonds	0.0	*

	102.5
Liabilities in excess of other assets	(2.5)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk, and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$2,413,353	*	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	653,650		Unrealized depreciation on OTC forward foreign currency exchange contracts	445,458
Interest rate contracts	Due from/to broker-variation margin futures	9,419,694	*	Due from/to broker-variation margin futures	480,380	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	44,780		Unrealized depreciation on OTC swap agreements	860,775

		$12,531,477			$1,786,613

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 127

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$7,082,647
Foreign exchange contracts	—	3,895,780	—
Interest rate contracts	(18,322,675)	—	5,291,733

Total	$(18,322,675)	$3,895,780	$12,374,380

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$191,416
Foreign exchange contracts	—	1,674,527	—
Interest rate contracts	9,881,181	—	(4,416,287)

Total	$9,881,181	$1,674,527	$(4,224,871)

For the six months ended February 28, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$922,104,940
Futures Contracts - Short Positions (1)	43,271,558
Forward Foreign Currency Exchange Contracts - Purchased (2)	70,119,718
Forward Foreign Currency Exchange Contracts - Sold (2)	134,375,674
Credit Default Swap Agreements - Sell Protection (1)	203,905,000
Total Return Swap Agreements (1)	126,103,667

*	Average volume is based on average quarter end balances for the six months ended February 28, 2025.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 28, 2025

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$108,782,006	$(108,782,006)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNP	$—	$(465,209)	$(465,209)	$—	$(465,209)
BNYM	—	(127,672)	(127,672)	127,672	—
GSI	44,780	—	44,780	(44,780)	—
JPM	301,287	—	301,287	(277,655)	23,632
MSI	—	(395,566)	(395,566)	265,409	(130,157)
SSB	283,073	(248,219)	34,854	—	34,854
TD	69,290	(69,567)	(277)	—	(277)

	$698,430	$(1,306,233)	$(607,803)	$70,646	$(537,157)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 129

PGIM Short Duration High Yield Income Fund

Statement of Assets & Liabilities  (unaudited)

as of February 28, 2025

Assets

Investments at value, including securities on loan of $108,782,006:
Unaffiliated investments (cost $4,876,501,118)	$4,898,788,154
Affiliated investments (cost $303,206,305)	303,412,637
Cash	8,952
Foreign currency, at value (cost $324,874)	323,791
Dividends and interest receivable	69,616,698
Receivable for investments sold	14,518,318
Receivable for Fund shares sold	12,244,639
Due from broker—variation margin futures	2,534,464
Unrealized appreciation on OTC forward foreign currency exchange contracts	653,650
Due from broker—variation margin swaps	646,031
Unrealized appreciation on OTC swap agreements	44,780
Unrealized appreciation on unfunded loan commitment	11
Prepaid expenses and other assets	89,899

Total Assets	5,302,882,024

Liabilities

Payable to broker for collateral for securities on loan	110,648,702
Payable for investments purchased	88,236,179
Payable for Fund shares purchased	22,982,860
Management fee payable	2,446,318
Dividends payable	1,748,244
Accrued expenses and other liabilities	1,147,656
Unrealized depreciation on OTC swap agreements	860,775
Unrealized depreciation on OTC forward foreign currency exchange contracts	445,458
Distribution fee payable	195,855
Affiliated transfer agent fee payable	18,036
Directors’ fees payable	5,782

Total Liabilities	228,735,865

Net Assets	$5,074,146,159

Net assets were comprised of:
Common stock, at par	$5,994,231
Paid-in capital in excess of par	5,543,647,090
Total distributable earnings (loss)	(475,495,162)

Net assets, February 28, 2025	$5,074,146,159

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Statement of Assets & Liabilities  (unaudited) (continued)

as of February 28, 2025

Class A

Net asset value and redemption price per share, ($426,796,015 ÷ 50,431,583 shares of common stock issued and outstanding)	$8.46
Maximum sales charge (2.25% of offering price)	0.19

Maximum offering price to public	$8.65

Class C

Net asset value, offering price and redemption price per share, ($148,886,339 ÷ 17,594,241 shares of common stock issued and outstanding)	$8.46

Class Z

Net asset value, offering price and redemption price per share, ($3,989,622,617 ÷ 471,322,565 shares of common stock issued and outstanding)	$8.46

Class R6

Net asset value, offering price and redemption price per share, ($508,841,188 ÷ 60,074,690 shares of common stock issued and outstanding)	$8.47

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 131

PGIM Short Duration High Yield Income Fund

Statement of Operations  (unaudited)

Six Months Ended February 28, 2025

Net Investment Income (Loss)

Income
Interest income (net of $1,511 foreign withholding tax)	$161,911,277
Affiliated dividend income	6,254,117
Unaffiliated dividend income	2,589,252
Income from securities lending, net (including affiliated income of $123,094)	131,124

Total income	170,885,770

Expenses
Management fee	16,833,053
Distribution fee(a)	1,281,382
Transfer agent’s fees and expenses (including affiliated expense of $44,216)(a)	2,169,671
Custodian and accounting fees	194,021
Registration fees(a)	121,464
Shareholders’ reports	120,704
Directors’ fees	37,252
Professional fees	31,665
Audit fee	23,733
Miscellaneous	50,998

Total expenses	20,863,943
Less: Fee waiver and/or expense reimbursement(a)	(1,279,090)

Net expenses	19,584,853

Net investment income (loss)	151,300,917

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $230,913)	(24,072,887)
Affiliated net capital gain distributions received	23,884
Futures transactions	(18,322,675)
Forward currency contract transactions	3,895,780
Swap agreement transactions	12,374,380
Foreign currency transactions	(2,483,839)

(28,585,357)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(86,673))	42,596,383
Futures	9,881,181
Forward currency contracts	1,674,527
Swap agreements	(4,224,871)
Foreign currencies	23,514
Unfunded loan commitment	5,415

49,956,149

Net gain (loss) on investment and foreign currency transactions	21,370,792

Net Increase (Decrease) In Net Assets Resulting From Operations	$172,671,709

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Statement of Operations  (unaudited) (continued)

Six Months Ended February 28, 2025

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	519,463	761,919	—	—
Transfer agent’s fees and expenses	139,725	60,527	1,955,377	14,042
Registration fees	22,756	13,863	61,388	23,457
Fee waiver and/or expense reimbursement	(66,406)	(39,167)	(1,126,377)	(47,140)

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 133

PGIM Short Duration High Yield Income Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$151,300,917	$285,739,245
Net realized gain (loss) on investment and foreign currency transactions	(28,609,241)	(43,400,375)
Affiliated net capital gain distributions received	23,884	—
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	49,956,149	229,002,083

Net increase (decrease) in net assets resulting from operations	172,671,709	471,340,953

Dividends and Distributions
Distributions from distributable earnings
Class A	(13,845,609)	(25,507,673)
Class C	(4,507,437)	(9,599,566)
Class Z	(132,902,083)	(250,196,663)
Class R6	(17,487,176)	(34,233,660)

	(168,742,305)	(319,537,562)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	875,619,850	1,713,056,375
Net asset value of shares issued in reinvestment of dividends and distributions	156,759,327	295,646,114
Cost of shares purchased	(879,728,395)	(1,904,807,925)

Net increase (decrease) in net assets from Fund share transactions	152,650,782	103,894,564

Total increase (decrease)	156,580,186	255,697,955

Net Assets:

Beginning of period	4,917,565,973	4,661,868,018

End of period	$5,074,146,159	$4,917,565,973

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended February 28, 2025

			Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.46		$8.19	$8.19	$9.08	$8.75	$8.97
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.48	0.43	0.32	0.35	0.42
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.03		0.33	0.07	(0.79)	0.41	(0.21)
Total from investment operations	0.28		0.81	0.50	(0.47)	0.76	0.21
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.54)	(0.50)	(0.42)	(0.43)	(0.43)
Net asset value, end of period	$8.46		$8.46	$8.19	$8.19	$9.08	$8.75
Total Return(b):	3.35%		10.26%	6.33%	(5.32)%	8.90%	2.53%

Ratios/Supplemental Data:
Net assets, end of period (000)	$426,796		$415,669	$382,916	$374,112	$398,715	$321,482
Average net assets (000)	$419,015		$389,827	$365,519	$387,572	$356,899	$290,219
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses before waivers and/or expense reimbursement	1.03	%(d)	1.04%	1.04%	1.04%	1.04%	1.07%
Net investment income (loss)	5.95	%(d)	5.83%	5.30%	3.73%	3.86%	4.89%
Portfolio turnover rate(e)	30%		61%	32%	43%	67%	65%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 135

PGIM Short Duration High Yield Income Fund

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months Ended February 28, 2025

			Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.46		$8.19	$8.19	$9.08	$8.75	$8.97
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.42	0.37	0.26	0.28	0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.03		0.33	0.07	(0.80)	0.42	(0.21)
Total from investment operations	0.25		0.75	0.44	(0.54)	0.70	0.15
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.48)	(0.44)	(0.35)	(0.37)	(0.37)
Net asset value, end of period	$8.46		$8.46	$8.19	$8.19	$9.08	$8.75
Total Return(b):	2.97%		9.44%	5.54%	(5.92)%	7.97%	1.77%

Ratios/Supplemental Data:
Net assets, end of period (000)	$148,886		$158,601	$177,138	$206,423	$277,887	$297,707
Average net assets (000)	$153,647		$165,318	$189,264	$249,871	$286,974	$315,727
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.75	%(d)	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses before waivers and/or expense reimbursement	1.80	%(d)	1.81%	1.80%	1.79%	1.79%	1.81%
Net investment income (loss)	5.20	%(d)	5.08%	4.54%	2.95%	3.14%	4.16%
Portfolio turnover rate(e)	30%		61%	32%	43%	67%	65%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended February 28, 2025

			Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.46		$8.19	$8.19	$9.08	$8.75	$8.97
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.50	0.45	0.35	0.37	0.45
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.03		0.33	0.07	(0.80)	0.42	(0.22)
Total from investment operations	0.29		0.83	0.52	(0.45)	0.79	0.23
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.56)	(0.52)	(0.44)	(0.46)	(0.45)
Net asset value, end of period	$8.46		$8.46	$8.19	$8.19	$9.08	$8.75
Total Return(b):	3.48%		10.53%	6.60%	(5.08)%	9.17%	2.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,989,623		$3,815,741	$3,636,190	$3,338,292	$3,120,921	$2,218,850
Average net assets (000)	$3,876,821		$3,684,295	$3,488,961	$3,408,050	$2,529,710	$2,184,180
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.75	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses before waivers and/or expense reimbursement	0.81	%(d)	0.82%	0.81%	0.81%	0.81%	0.83%
Net investment income (loss)	6.21	%(d)	6.08%	5.56%	3.99%	4.09%	5.14%
Portfolio turnover rate(e)	30%		61%	32%	43%	67%	65%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 137

PGIM Short Duration High Yield Income Fund

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended February 28, 2025

			Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.46		$8.20	$8.19	$9.08	$8.76	$8.97
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.51	0.45	0.35	0.37	0.45
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.04		0.32	0.08	(0.79)	0.41	(0.20)
Total from investment operations	0.30		0.83	0.53	(0.44)	0.78	0.25
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.57)	(0.52)	(0.45)	(0.46)	(0.46)
Net asset value, end of period	$8.47		$8.46	$8.20	$8.19	$9.08	$8.76
Total Return(b):	3.63%		10.46%	6.78%	(5.03)%	9.10%	2.95%

Ratios/Supplemental Data:
Net assets, end of period (000)	$508,841		$527,555	$465,623	$837,030	$821,859	$488,557
Average net assets (000)	$505,599		$499,694	$654,572	$913,657	$622,618	$245,125
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.70	%(d)	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses before waivers and/or expense reimbursement	0.72	%(d)	0.72%	0.72%	0.71%	0.72%	0.73%
Net investment income (loss)	6.25	%(d)	6.13%	5.55%	4.05%	4.14%	5.13%
Portfolio turnover rate(e)	30%		61%	32%	43%	67%	65%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 15 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate to the following series of the RIC: PGIM ESG High Yield Fund, PGIM High Yield Fund and PGIM Short Duration High Yield Income Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM ESG High Yield Fund (“ESG High Yield”)	to seek total return, through a combination of current income and capital appreciation
PGIM High Yield Fund (“High Yield”)	to maximize current income. As a secondary investment objective, the Fund seeks capital appreciation but only when consistent with the Fund’s primary objective of current income
PGIM Short Duration High Yield Income Fund (“Short Duration High Yield Income”)	to provide a high level of current income

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term

Notes to Financial Statements (unaudited) (continued)

strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited

Notes to Financial Statements (unaudited) (continued)

to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, each Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Funds enter into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Notes to Financial Statements (unaudited) (continued)

The Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Funds entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Funds’ maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Funds are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Funds entered into total return swaps to manage their exposure to a security or an index. The Funds’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Funds’ favor, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Funds invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Funds acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Funds generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan.

Notes to Financial Statements (unaudited) (continued)

Under a floating rate and other loans participation, the Funds generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Funds generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Funds may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the institution selling the participation to the Funds.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of each Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to each Fund is held in a segregated account by each Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by each Fund is segregated by each Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by each Fund and the applicable counterparty. Collateral requirements are determined based on each Fund’s net position with each counterparty. Termination events applicable to each Fund may occur upon a decline in each Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of each Fund’s counterparties to elect early termination could impact each Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: Certain Funds held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Funds until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain Funds invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are

Notes to Financial Statements (unaudited) (continued)

subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of each subadviser’s performance of such services, and for rendering administrative services with respect to each Fund.

The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to each Fund through its business unit PGIM Fixed Income and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Notes to Financial Statements (unaudited) (continued)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2025, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements
ESG High Yield	0.50% of average daily net assets up to and including $250 million; 0.475% on the next $500 million of average daily net assets; 0.45% on the next $750 million of average daily net assets; 0.425% on the next $500 million of average daily net assets; 0.40% on the next $500 million of average daily net assets; 0.375% on the next $500 million of average daily net assets; and 0.35% of average daily net assets over $3 billion.	0.50%
High Yield	0.50% of average daily net assets up to and including $250 million; 0.475% on next $500 million of average daily net assets; 0.45% of next $750 million of average daily net assets; 0.425% on next $500 million of average daily net assets; 0.40% on next $500 million of average daily net assets; 0.375% on next $500 million of average daily net assets; 0.35% on average daily net assets over $3 billion.	0.36
Short Duration High Yield Income	0.700% of average daily net assets up to and including $2 billion; 0.675% on next $3 billion of average daily net assets; 0.655% on average daily net assets over $5 billion.	0.69

The Manager has contractually agreed, through December 31, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual expense waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation
ESG High Yield - Class A	0.80%
ESG High Yield - Class C	1.50
ESG High Yield - Class Z	0.54
ESG High Yield - Class R6	0.41
High Yield - Class A	—
High Yield - Class C	—
High Yield - Class R	—
High Yield - Class Z	—
High Yield - Class R2	0.91
High Yield - Class R4	0.66
High Yield - Class R6	—
Short Duration High Yield Income - Class A	1.00
Short Duration High Yield Income - Class C	1.75
Short Duration High Yield Income - Class Z	0.75
Short Duration High Yield Income - Class R6	0.70

Separately, the Manager has contractually agreed that to the extent the Fund invests in an ETF advised by PGIM Investments (“PGIM ETF”), the Manager will waive any management fees it receives from the Fund in an amount equal to the unitary management fee received by PGIM Investments from the PGIM ETF attributable to the Fund’s investment in such PGIM ETF. This waiver will be effective at any time the Fund is invested in the PGIM ETF and will remain in effect for so long as the Fund is invested in the PGIM ETF, unless earlier terminated by agreement of the Board of the Fund.

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through December 31, 2025 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

Notes to Financial Statements (unaudited) (continued)

The High Yield Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

Each Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
ESG High Yield - Class A	0.25%	0.25%	N/A	%
ESG High Yield - Class C	1.00	1.00	N/A
ESG High Yield - Class Z	N/A	N/A	N/A
ESG High Yield - Class R6	N/A	N/A	N/A
High Yield - Class A	0.25	0.25	N/A
High Yield - Class C	1.00	1.00	N/A
High Yield - Class R	0.75	0.50	N/A
High Yield - Class Z	N/A	N/A	N/A
High Yield - Class R2	0.25	0.25	0.10
High Yield - Class R4	N/A	N/A	0.10
High Yield - Class R6	N/A	N/A	N/A
Short Duration High Yield Income - Class A	0.25	0.25	N/A
Short Duration High Yield Income - Class C	1.00	1.00	N/A
Short Duration High Yield Income - Class Z	N/A	N/A	N/A
Short Duration High Yield Income - Class R6	N/A	N/A	N/A

For the reporting period ended February 28, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
ESG High Yield - Class A	$—	$—
ESG High Yield - Class C	—	—
High Yield - Class A	549,089	11,558
High Yield - Class C	—	2,925
Short Duration High Yield Income - Class A	158,378	8,766
Short Duration High Yield Income - Class C	—	6,606

PGIM Investments, PGIM, Inc., PMFS, PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Each Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. The High Yield Fund may also invest in the PGIM Core Short-Term Bond Fund (together with the Core Government Fund, the “Core Funds”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments, pursuant to an exemptive order received from the Securities and Exchange Commission (“SEC”). PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Each Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 28, 2025, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
ESG High Yield	$4,142,236	$27,779,306
High Yield	3,888,428,447	3,824,761,160
Short Duration High Yield Income	1,264,049,454	1,380,529,581

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds and exchange-traded funds for the reporting period ended February 28, 2025, is presented as follows:

Notes to Financial Statements (unaudited) (continued)

ESG High Yield

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM AAA CLO ETF
$ 51,170	$989,676	$1,048,401	$(172)	$7,727	$—	—	$22,387		$527

PGIM Ultra Short Bond ETF(1)
373,275	—	373,062	(1,388)	1,175	—	—	8,508		—
$ 424,445	$989,676	$1,421,463	$(1,560)	$8,902	$—		$30,895		$527

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(1)(wa)
778,122	57,078,914	31,665,846	—	—	26,191,190	26,191,190	71,129		—

PGIM Institutional Money Market Fund (7-day effective yield 4.544%)(1)(b)(wa)
—	2,155,456	2,155,417	—	(39)	—	—	352	(2)	—
$ 778,122	$59,234,370	$33,821,263	$—	$(39)	$26,191,190		$71,481		$ —
$ 1,202,567	$60,224,046	$35,242,726	$(1,560)	$8,863	$26,191,190		$102,376		$527

High Yield

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM AAA CLO ETF
$ 12,280,800	$67,294,008	$—	$301,317	$—	$79,876,125	1,552,500	$866,184	$24,361

PGIM Ultra Short Bond ETF(1)
162,996,750	124,585,698	287,755,368	(328,947)	501,867	—	—	5,296,988	—
$175,277,550	$191,879,706	$287,755,368	$(27,630)	$501,867	$79,876,125		$6,163,172	$24,361

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(1)(wa)
181,302,245	2,052,087,935	1,772,452,488	—	—	460,937,692	460,937,692	7,976,999	—

PGIM Core Short-Term Bond Fund(1)(wa)
218,971,401	—	219,088,412	(242,267)	359,278	—	—	435,978	—

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

PGIM Institutional Money Market Fund (7-day effective yield 4.544%)(1)(b)(wa)
$ —	$1,896,313,341	$752,597,322	$(88,101)	$(35,206)	$1,143,592,712	1,144,393,788	$632,962	(2)	$ —
$400,273,646	$3,948,401,276	$2,744,138,222	$(330,368)	$324,072	$1,604,530,404		$9,045,939		$ —
$575,551,196	$4,140,280,982	$3,031,893,590	$(357,998)	$825,939	$1,684,406,529		$15,209,111		$24,361

 Short Duration High Yield Income

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM AAA CLO ETF
$ 12,280,800	$ 35,136,671	$ —	$ 173,779	$ —	$ 47,591,250	925,000	$ 731,230		$23,884

PGIM Ultra Short Bond ETF(1)
107,005,500	37,269,300	144,250,762	(248,063)	224,025	—	—	3,114,622		—
$119,286,300	$ 72,405,971	$144,250,762	$ (74,284)	$224,025	$ 47,591,250		$3,845,852		$23,884

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(1)(wa)
109,245,115	731,115,557	695,986,113	—	—	144,374,559	144,374,559	2,334,973		—

PGIM Core Short-Term Bond Fund(1)(wa)
36,811,321	—	36,830,992	(2,036)	21,707	—	—	73.292		—

PGIM Institutional Money Market Fund (7-day effective yield 4.544%)(1)(b)(wa)
—	597,416,455	485,944,455	(10,353)	(14,819)	111,446,828	111,524,895	123,094	(2)	—
$146,056,436	$1,328,532,012	$1,218,761,560	$ (12,389)	$ 6,888	$255,821,387		$2,531,359		$ —
$265,342,736	$1,400,937,983	$1,363,012,322	$ (86,673)	$230,913	$303,412,637		$6,377,211		$23,884

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6.	Tax Information

Notes to Financial Statements (unaudited) (continued)

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of February 28, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ESG High Yield	$26,389,334	$165	$(36,273)	$(36,108)
High Yield	21,440,252,778	624,011,987	(852,081,669)	(228,069,682)
Short Duration High Yield Income	5,187,048,747	117,137,640	(91,240,721)	25,896,919

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of August 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
ESG High Yield	$1,556,000	$—
High Yield	1,201,509,000	—
Short Duration High Yield Income	333,977,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2024 are subject to such review.

7.	Capital and Ownership

The ESG Yield Fund and Short Duration High Yield Income Fund offer Class A, Class C, Class Z and Class R6 shares. The High Yield Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25% for the ESG High Yield Fund and High Yield Fund and 2.25% for the Short Duration High Yield Income Fund. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC is authorized to issue 96,525,000,000 shares of common stock, $0.01 par value per share. The authorized shares of each Fund are currently classified and designated as follows:

Fund	Number of Shares
ESG High Yield - Class A	200,000,000
ESG High Yield - Class C	300,000,000
ESG High Yield - Class Z	600,000,000
ESG High Yield - Class R6	400,000,000
High Yield - Class A	6,000,000,000
High Yield - Class B	50,000,000
High Yield - Class C	1,000,000,000
High Yield - Class R	500,000,000
High Yield - Class Z	41,000,000,000
High Yield - Class T	300,000,000
High Yield - Class R2	300,000,000
High Yield - Class R4	300,000,000
High Yield - Class R6	37,000,000,000
Short Duration High Yield Income - Class A	800,000,000
Short Duration High Yield Income - Class C	700,000,000
Short Duration High Yield Income - Class Z	5,500,000,000
Short Duration High Yield Income - Class T	75,000,000
Short Duration High Yield Income - Class R6	1,500,000,000

The Funds currently do not have any Class B or Class T shares outstanding.

As of February 28, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
ESG High Yield–Class A	1,215	5.0%
ESG High Yield–Class C	1,188	76.8
ESG High Yield–Class Z	1,226	1.9
ESG High Yield–Class R6	2,861,256	99.9
High Yield–Class A	11,048	0.1
High Yield–Class Z	34,854	0.1

As of August 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), did not own any shares of the Short Duration High Yield Income Fund.

Notes to Financial Statements (unaudited) (continued)

At the reporting period end, the number of shareholders holding greater than 5% of each Fund are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
ESG High Yield	—	—%
High Yield	—	—
Short Duration High Yield Income	—	—
Unaffiliated:
ESG High Yield	—	—
High Yield	5	53.8
Short Duration High Yield Income	9	85.8

Transactions in shares of common stock were as follows:

ESG High Yield

Share Class	Shares	Amount

Class A
Six months ended February 28, 2025:
Shares sold	212	$1,908
Shares issued in reinvestment of dividends and distributions	808	7,207
Shares purchased	(3,234)	(28,949)
Net increase (decrease) in shares outstanding	(2,214)	$(19,834)

Year ended August 31, 2024:
Shares sold	21,992	$189,856
Shares issued in reinvestment of dividends and distributions	841	7,289
Shares purchased	(7,015)	(60,782)
Net increase (decrease) in shares outstanding	15,818	$136,363

Class C
Six months ended February 28, 2025:
Shares issued in reinvestment of dividends and distributions	46	$408
Net increase (decrease) in shares outstanding	46	$408

Year ended August 31, 2024:
Shares issued in reinvestment of dividends and distributions	80	$696
Net increase (decrease) in shares outstanding	80	$696

Share Class	Shares	Amount

Class Z
Six months ended February 28, 2025:
Shares sold	8,112	$72,855
Shares issued in reinvestment of dividends and distributions	2,350	20,957
Shares purchased	(4,415)	(39,336)
Net increase (decrease) in shares outstanding	6,047	$54,476

Year ended August 31, 2024:
Shares sold	23,752	$206,006
Shares issued in reinvestment of dividends and distributions	3,024	26,185
Shares purchased	(756)	(6,564)
Net increase (decrease) in shares outstanding	26,020	$225,627

Class R6
Six months ended February 28, 2025:
Shares issued in reinvestment of dividends and distributions	113	$1,007
Shares purchased	(7)	(68)
Net increase (decrease) in shares outstanding	106	$939

Year ended August 31, 2024:
Shares issued in reinvestment of dividends and distributions	80,439	$682,443
Net increase (decrease) in shares outstanding	80,439	$682,443

High Yield

Share Class	Shares	Amount

Class A
Six months ended February 28, 2025:
Shares sold	25,490,417	$122,907,415
Shares issued in reinvestment of dividends and distributions	9,892,057	47,676,059
Shares purchased	(37,925,166)	(182,864,777)
Net increase (decrease) in shares outstanding before conversion	(2,542,692)	(12,281,303)
Shares issued upon conversion from other share class(es)	3,298,508	15,903,978
Shares purchased upon conversion into other share class(es)	(1,692,899)	(8,159,876)
Net increase (decrease) in shares outstanding	(937,083)	$(4,537,201)

Year ended August 31, 2024:
Shares sold	44,645,005	$208,662,413
Shares issued in reinvestment of dividends and distributions	19,161,687	89,686,487
Shares purchased	(67,231,881)	(313,549,435)
Net increase (decrease) in shares outstanding before conversion	(3,425,189)	(15,200,535)
Shares issued upon conversion from other share class(es)	5,960,806	27,812,608
Shares purchased upon conversion into other share class(es)	(4,115,227)	(19,203,412)
Net increase (decrease) in shares outstanding	(1,579,610)	$(6,591,339)

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class C
Six months ended February 28, 2025:
Shares sold	3,397,177	$16,373,701
Shares issued in reinvestment of dividends and distributions	1,279,113	6,154,131
Shares purchased	(3,464,382)	(16,678,555)
Net increase (decrease) in shares outstanding before conversion	1,211,908	5,849,277
Shares purchased upon conversion into other share class(es)	(2,102,999)	(10,129,751)
Net increase (decrease) in shares outstanding	(891,091)	$(4,280,474)

Year ended August 31, 2024:
Shares sold	6,164,331	$28,738,320
Shares issued in reinvestment of dividends and distributions	2,557,037	11,950,608
Shares purchased	(8,015,214)	(37,312,817)
Net increase (decrease) in shares outstanding before conversion	706,154	3,376,111
Shares purchased upon conversion into other share class(es)	(4,202,176)	(19,585,822)
Net increase (decrease) in shares outstanding	(3,496,022)	$(16,209,711)

Class R
Six months ended February 28, 2025:
Shares sold	1,214,746	$5,849,332
Shares issued in reinvestment of dividends and distributions	477,327	2,299,710
Shares purchased	(1,401,702)	(6,763,586)
Net increase (decrease) in shares outstanding	290,371	$1,385,456

Year ended August 31, 2024:
Shares sold	2,065,589	$9,624,299
Shares issued in reinvestment of dividends and distributions	914,908	4,279,254
Shares purchased	(2,884,315)	(13,405,803)
Net increase (decrease) in shares outstanding before conversion	96,182	497,750
Shares purchased upon conversion into other share class(es)	(4,021)	(19,001)
Net increase (decrease) in shares outstanding	92,161	$478,749

Class Z
Six months ended February 28, 2025:
Shares sold	298,965,114	$1,445,640,941
Shares issued in reinvestment of dividends and distributions	62,446,184	301,620,475
Shares purchased	(246,974,340)	(1,192,682,169)
Net increase (decrease) in shares outstanding before conversion	114,436,958	554,579,247
Shares issued upon conversion from other share class(es)	9,275,407	44,880,078
Shares purchased upon conversion into other share class(es)	(8,230,364)	(39,885,118)
Net increase (decrease) in shares outstanding	115,482,001	$559,574,207

Share Class	Shares	Amount

Year ended August 31, 2024:
Shares sold	549,616,868	$2,572,092,739
Shares issued in reinvestment of dividends and distributions	123,201,651	577,883,251
Shares purchased	(839,803,744)	(3,917,256,807)
Net increase (decrease) in shares outstanding before conversion	(166,985,225)	(767,280,817)
Shares issued upon conversion from other share class(es)	5,144,613	24,017,783
Shares purchased upon conversion into other share class(es)	(17,444,121)	(80,040,948)
Net increase (decrease) in shares outstanding	(179,284,733)	$(823,303,982)

Class R2
Six months ended February 28, 2025:
Shares sold	886,488	$4,281,263
Shares issued in reinvestment of dividends and distributions	199,867	963,958
Shares purchased	(1,100,202)	(5,305,755)
Net increase (decrease) in shares outstanding	(13,847)	$(60,534)

Year ended August 31, 2024:
Shares sold	2,553,713	$11,934,208
Shares issued in reinvestment of dividends and distributions	360,401	1,689,436
Shares purchased	(2,359,195)	(11,032,493)
Net increase (decrease) in shares outstanding	554,919	$2,591,151

Class R4
Six months ended February 28, 2025:
Shares sold	1,507,122	$7,274,136
Shares issued in reinvestment of dividends and distributions	227,990	1,099,236
Shares purchased	(1,975,795)	(9,526,858)
Net increase (decrease) in shares outstanding	(240,683)	$(1,153,486)

Year ended August 31, 2024:
Shares sold	2,694,046	$12,594,544
Shares issued in reinvestment of dividends and distributions	408,020	1,911,825
Shares purchased	(2,323,598)	(10,870,225)
Net increase (decrease) in shares outstanding	778,468	$3,636,144

Class R6
Six months ended February 28, 2025:
Shares sold	304,220,215	$1,467,124,860
Shares issued in reinvestment of dividends and distributions	65,308,432	314,856,004
Shares purchased	(317,170,221)	(1,530,522,750)
Net increase (decrease) in shares outstanding before conversion	52,358,426	251,458,114
Shares issued upon conversion from other share class(es)	7,293,240	35,272,905
Shares purchased upon conversion into other share class(es)	(7,843,878)	(37,882,216)
Net increase (decrease) in shares outstanding	51,807,788	$248,848,803

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended August 31, 2024:
Shares sold	694,076,933	$3,243,617,986
Shares issued in reinvestment of dividends and distributions	112,103,690	525,037,397
Shares purchased	(537,689,463)	(2,502,418,149)
Net increase (decrease) in shares outstanding before conversion	268,491,160	1,266,237,234
Shares issued upon conversion from other share class(es)	15,613,441	71,347,542
Shares purchased upon conversion into other share class(es)	(932,392)	(4,328,750)
Net increase (decrease) in shares outstanding	283,172,209	$1,333,256,026

Short Duration High Yield Income

Share Class	Shares	Amount

Class A
Six months ended February 28, 2025:
Shares sold	6,391,290	$53,987,989
Shares issued in reinvestment of dividends and distributions	1,537,177	12,981,446
Shares purchased	(8,170,841)	(68,992,682)
Net increase (decrease) in shares outstanding before conversion	(242,374)	(2,023,247)
Shares issued upon conversion from other share class(es)	2,365,715	19,991,857
Shares purchased upon conversion into other share class(es)	(843,175)	(7,120,819)
Net increase (decrease) in shares outstanding	1,280,166	$10,847,791

Year ended August 31, 2024:
Shares sold	12,738,730	$105,020,636
Shares issued in reinvestment of dividends and distributions	2,896,961	23,912,117
Shares purchased	(15,529,114)	(127,808,883)
Net increase (decrease) in shares outstanding before conversion	106,577	1,123,870
Shares issued upon conversion from other share class(es)	4,534,616	37,471,651
Shares purchased upon conversion into other share class(es)	(2,249,276)	(18,711,226)
Net increase (decrease) in shares outstanding	2,391,917	$19,884,295

Class C
Six months ended February 28, 2025:
Shares sold	1,998,206	$16,884,036
Shares issued in reinvestment of dividends and distributions	509,452	4,301,380
Shares purchased	(2,087,363)	(17,626,440)
Net increase (decrease) in shares outstanding before conversion	420,295	3,558,976
Shares purchased upon conversion into other share class(es)	(1,581,560)	(13,363,644)
Net increase (decrease) in shares outstanding	(1,161,265)	$(9,804,668)

Share Class	Shares	Amount

Year ended August 31, 2024:
Shares sold	3,775,563	$31,192,438
Shares issued in reinvestment of dividends and distributions	1,100,117	9,074,592
Shares purchased	(4,079,182)	(33,521,552)
Net increase (decrease) in shares outstanding before conversion	796,498	6,745,478
Shares purchased upon conversion into other share class(es)	(3,673,632)	(30,354,885)
Net increase (decrease) in shares outstanding	(2,877,134)	$(23,609,407)

Class Z
Six months ended February 28, 2025:
Shares sold	85,186,621	$719,466,932
Shares issued in reinvestment of dividends and distributions	14,607,633	123,365,994
Shares purchased	(80,936,262)	(683,705,999)
Net increase (decrease) in shares outstanding before conversion	18,857,992	159,126,927
Shares issued upon conversion from other share class(es)	3,539,692	29,875,667
Shares purchased upon conversion into other share class(es)	(2,169,890)	(18,378,576)
Net increase (decrease) in shares outstanding	20,227,794	$170,624,018

Year ended August 31, 2024:
Shares sold	171,602,120	$1,413,876,035
Shares issued in reinvestment of dividends and distributions	28,043,496	231,554,988
Shares purchased	(186,125,921)	(1,531,640,487)
Net increase (decrease) in shares outstanding before conversion	13,519,695	113,790,536
Shares issued upon conversion from other share class(es)	2,825,851	23,454,665
Shares purchased upon conversion into other share class(es)	(9,170,845)	(75,118,088)
Net increase (decrease) in shares outstanding	7,174,701	$62,127,113

Class R6
Six months ended February 28, 2025:
Shares sold	10,090,514	$85,280,893
Shares issued in reinvestment of dividends and distributions	1,905,791	16,110,507
Shares purchased	(12,942,531)	(109,403,274)
Net increase (decrease) in shares outstanding before conversion	(946,226)	(8,011,874)
Shares issued upon conversion from other share class(es)	1,166,019	9,905,532
Shares purchased upon conversion into other share class(es)	(2,473,063)	(20,910,017)
Net increase (decrease) in shares outstanding	(2,253,270)	$(19,016,359)

Year ended August 31, 2024:
Shares sold	19,759,540	$162,967,266
Shares issued in reinvestment of dividends and distributions	3,765,704	31,104,417
Shares purchased	(25,734,103)	(211,837,003)
Net increase (decrease) in shares outstanding before conversion	(2,208,859)	(17,765,320)
Shares issued upon conversion from other share class(es)	7,742,588	63,423,407
Shares purchased upon conversion into other share class(es)	(20,162)	(165,524)
Net increase (decrease) in shares outstanding	5,513,567	$45,492,563

Notes to Financial Statements (unaudited) (continued)

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds did not utilize the SCA during the reporting period ended February 28, 2025.

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	ESG High Yield	High Yield	Short Duration High Yield Income
Covenant-Lite	X	X	–
Credit	X	X	X
Debt Obligations	X	X	X
Derivatives	X	X	X
Economic and Market Events	X	X	X
Emerging Markets	X	X	X

Risks	ESG High Yield	High Yield	Short Duration High Yield Income
ESG Methodology	X	–	–
Foreign Securities	X	X	X
Increase in Expenses	X	X	X
Interest Rate	X	X	X
Junk Bonds	X	X	X
Large Shareholder and Large Scale Redemption	X	X	X
Liquidity	X	X	X
Management	X	X	X
Market Disruption and Geopolitical	X	X	X
Market	X	X	X
New Fund	X	–	–

Covenant-Lite Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the

Notes to Financial Statements (unaudited) (continued)

extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

ESG Methodology Risk: Because the subadviser utilizes screens and other exclusionary tools in its ESG methodology, this may result in the Fund forgoing opportunities to make certain investments when it might otherwise be advantageous to do so, or sell investments based on its ESG methodology criteria when it might be otherwise disadvantageous for it to do so. In evaluating an issuer, the subadviser is dependent upon information and data, including from third party data providers, that may be incomplete, inaccurate, or unavailable, or that may present conflicting information and data with respect to an issuer, which in each case could cause the subadviser to incorrectly assess an issuer’s business practices with respect to ESG. Issuers that are a assigned a higher ESG Impact Rating by the subadviser may underperform similar issuers that have a lower ESG Impact Rating and/or may underperform the market as a whole. As a result, the Fund may underperform funds that do not screen or score companies based on ESG factors or funds that use a different ESG methodology. ESG Impact Ratings are inherently subjective and the subadviser’s assessment of an issuer, based on the issuer’s level of involvement in a particular industry or the issuer’s ESG Impact Ratings may differ from that of other funds or an investor. As a result, the Fund may invest in issuers that do not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Notes to Financial Statements (unaudited) (continued)

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s

Notes to Financial Statements (unaudited) (continued)

financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

New Fund Risk: The Fund recently commenced operations. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if it becomes larger and after it has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for all shareholders. Such a liquidation could result in transaction costs and have negative tax consequences for shareholders.

10.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of February 28, 2025 except as discussed below.

On December 4, 2024, the Board of Directors of Prudential Investment Portfolios, Inc. 15, of which ESG High Yield is a series, approved a proposal to liquidate all of the assets of the ESG High Yield Fund and redeem any outstanding shares. This liquidation occurred on March 11, 2025.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 15

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 15, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 15, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	April 15, 2025